UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 29 of its series:

Date of fiscal year end: August 31

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of fiscal year end: February 28

Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, Wells Fargo Target 2060 Fund, Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, and Wells Fargo U.S. Core Bond Fund.

Date of reporting period: November 30, 2018

ITEM 1. INVESTMENTS

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 97.33%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	3.00%	12-29-2045	$296,969	$297,552
FHLMC (11th District Cost of Funds +1.25%) ±	2.13	5-1-2019	932	929
FHLMC (11th District Cost of Funds +1.44%) ±	2.17	6-1-2020	3,408	3,387
FHLMC (11th District Cost of Funds +1.25%) ±	2.18	1-1-2030	4,851	4,785
FHLMC (11th District Cost of Funds +1.25%) ±	2.18	7-1-2030	142,098	140,171
FHLMC (11th District Cost of Funds +1.25%) ±	2.27	2-1-2019	483	481
FHLMC (11th District Cost of Funds +1.25%) ±	2.27	2-1-2035	172,844	170,659
FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	2.29	3-15-2024	358,344	355,814
FHLMC (11th District Cost of Funds +1.36%) ±	2.29	10-1-2030	4,338	4,318
FHLMC (11th District Cost of Funds +1.74%) ±	2.52	1-1-2022	3,061	3,054
FHLMC (11th District Cost of Funds +1.88%) ±	2.74	6-1-2019	8,031	8,009
FHLMC (11th District Cost of Funds +1.85%) ±	2.74	3-1-2025	58,233	58,189
FHLMC (1 Year Treasury Constant Maturity +0.70%) ±	2.77	4-1-2030	51,065	51,286
FHLMC (11th District Cost of Funds +1.25%) ±	2.80	11-1-2030	116,018	116,753
FHLMC (11th District Cost of Funds +2.11%) ±	2.96	6-1-2029	77,947	78,825
FHLMC (11th District Cost of Funds +2.25%) ±	3.13	8-1-2019	3,804	3,800
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.19	4-1-2032	84,946	86,439
FHLMC (11th District Cost of Funds +2.39%) ±	3.21	6-1-2021	34,284	34,386
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.39	5-1-2020	37	37
FHLMC (12 Month Treasury Average +1.90%) ±	3.46	5-1-2028	207,369	213,617
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.48	12-1-2033	487,987	509,696
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.64	11-1-2022	76,018	77,763
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	3.64	8-1-2029	98,458	101,073
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.64	5-1-2020	23	23
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.65	1-1-2033	479,141	501,102
FHLMC (12 Month LIBOR +1.67%) ±	3.67	8-1-2035	141,547	144,198
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	3.70	3-1-2025	37,904	39,050
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	3.71	8-1-2029	8,896	8,850
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.71	2-1-2034	938,114	978,337
FHLMC (12 Month LIBOR +1.98%) ±	3.73	11-1-2032	113,111	115,329
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.73	2-1-2034	473,409	497,293
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.74	2-1-2036	835,030	880,472
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	3.76	6-1-2033	456,542	476,437
FHLMC (12 Month LIBOR +1.75%) ±	3.77	5-1-2037	1,086,497	1,138,377
FHLMC (11th District Cost of Funds +2.29%) ±	3.80	12-1-2025	15,484	15,629
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.80	6-1-2036	880,884	926,166
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.80	5-1-2031	104,407	108,934
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	34,080	34,076
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.82	2-1-2029	1,119	1,115
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.82	6-1-2030	30,839	31,376
FHLMC (1 Year Treasury Constant Maturity +1.55%) ±	3.82	7-1-2030	3,214	3,201
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.86	2-1-2035	832,723	881,827
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.87	3-1-2034	685,993	717,105
FHLMC (12 Month LIBOR +1.82%) ±	3.87	5-1-2039	743,075	779,917
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.89	5-1-2032	206,909	204,295
FHLMC (12 Month LIBOR +1.85%) ±	3.89	4-1-2035	1,231,487	1,293,111
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.91	3-1-2034	756,559	789,738
FHLMC (6 Month LIBOR +1.42%) ±	3.92	2-1-2037	5,726	5,884
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.92	2-1-2034	559,711	592,373
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.92	1-1-2036	1,210,485	1,273,321
FHLMC (12 Month LIBOR +1.75%) ±	3.93	2-1-2037	210,924	221,489
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.94	9-1-2038	574,597	597,068
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.95	1-1-2035	339,180	355,911
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.95	7-1-2034	124,623	131,169
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.98	1-1-2037	948,625	996,096
FHLMC (12 Month LIBOR +1.87%) ±	3.98	4-1-2037	505,506	531,217
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.98	8-1-2027	5,087	5,129
FHLMC (12 Month Treasury Average +2.46%) ±	4.00	10-1-2029	99,072	100,876
FHLMC (1 Year Treasury Constant Maturity +2.41%) ±	4.00	12-1-2032	271,201	283,715
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.00	1-1-2034	704,223	738,607
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	4.00	8-1-2033	1,369,127	1,421,108
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.00	1-1-2037	128,145	135,175
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	4.01	7-1-2019	205	204
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.03	4-1-2038	937,619	988,708
FHLMC (12 Month LIBOR +1.73%) ±	4.04	1-1-2035	409,015	429,808
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.04	2-1-2034	1,314,417	1,386,128
FHLMC (12 Month LIBOR +1.99%) ±	4.04	7-1-2036	699,486	732,865
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.05	3-1-2027	88,722	89,960
FHLMC (12 Month LIBOR +1.75%) ±	4.05	4-1-2035	204,212	213,773

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (12 Month LIBOR +1.91%) ±	4.05%	3-1-2032	$795,828	$835,359
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	4.05	5-1-2035	297,324	310,067
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.06	8-1-2034	863,464	906,280
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.06	5-1-2037	127,962	134,069
FHLMC (12 Month LIBOR +1.78%) ±	4.07	9-1-2037	505,175	529,795
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.07	4-1-2034	227,800	237,901
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	4.08	1-1-2030	16,333	16,807
FHLMC (12 Month LIBOR +1.90%) ±	4.09	4-1-2037	533,823	561,424
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.09	5-1-2034	80,053	84,413
FHLMC (6 Month LIBOR +1.66%) ±	4.10	6-1-2037	402,431	414,585
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	4.10	12-1-2035	528,802	551,254
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.10	2-1-2036	464,491	489,310
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	4.10	1-1-2037	1,491,080	1,579,197
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.11	4-1-2034	297,068	310,900
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.11	10-1-2033	1,469,092	1,541,913
FHLMC (12 Month LIBOR +1.93%) ±	4.11	4-1-2035	870,522	915,346
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.12	4-1-2023	164,780	165,200
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.13	5-1-2034	176,180	183,999
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	4.13	10-1-2037	1,108,673	1,161,383
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.14	6-1-2035	894,350	944,394
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.14	5-1-2038	1,030,262	1,085,061
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	4.15	11-1-2035	1,088,684	1,148,326
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.15	8-1-2029	72,820	73,820
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.15	2-1-2036	584,397	611,750
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.15	10-1-2024	76,394	78,961
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.15	2-1-2036	662,348	698,209
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.15	7-1-2031	855,859	879,487
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.15	1-1-2036	511,636	540,119
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.16	9-1-2033	636,484	670,968
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.16	5-1-2034	1,276,532	1,340,439
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	4.17	1-1-2023	20,625	21,473
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.17	7-1-2031	171,910	181,086
FHLMC (6 Month LIBOR +1.68%) ±	4.17	1-1-2037	1,028,298	1,065,804
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.18	6-1-2035	103,983	109,727
FHLMC (12 Month LIBOR +1.74%) ±	4.19	9-1-2037	344,735	360,533
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.19	5-1-2034	947,815	990,815
FHLMC (12 Month LIBOR +1.87%) ±	4.20	9-1-2036	622,473	654,838
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.20	9-1-2029	618,261	646,419
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.21	6-1-2035	459,876	486,171
FHLMC (11th District Cost of Funds +2.57%) ±	4.21	12-1-2025	318,899	332,032
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.21	11-1-2036	932,185	980,073
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.21	5-1-2038	784,987	822,757
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.22	9-1-2035	1,312,196	1,381,358
FHLMC (12 Month Treasury Average +2.30%) ±	4.22	6-1-2028	90,319	91,943
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.23	2-1-2030	29,665	29,990
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.23	5-1-2032	41,949	43,338
FHLMC (6 Month LIBOR +1.73%) ±	4.23	6-1-2024	6,592	6,595
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.23	4-1-2038	1,112,273	1,167,911
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.23	11-1-2029	545,879	566,974
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.24	3-1-2035	639,910	674,081
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	4.24	11-1-2034	291,110	304,665
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.25	7-1-2038	581,046	613,654
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.25	4-1-2037	471,564	495,927
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.25	4-1-2037	1,246,510	1,314,987
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.25	3-1-2036	533,293	557,618
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.25	9-1-2030	161,916	169,951
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.26	9-1-2038	184,458	189,013
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.26	6-1-2030	79,350	80,731
FHLMC (1 Year Treasury Constant Maturity +2.01%) ±	4.26	6-1-2020	140	139
FHLMC (FHLMC National Average Mortgage Contract +3.27%) ±	4.27	2-1-2021	6,709	6,739
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.28	6-1-2035	1,489,542	1,584,302
FHLMC (12 Month LIBOR +1.77%) ±	4.28	10-1-2036	441,423	462,191
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.28	3-1-2037	293,608	309,244
FHLMC (12 Month LIBOR +1.75%) ±	4.28	5-1-2033	187,706	197,502
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.28	4-1-2034	372,312	386,705
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.28	10-1-2036	372,271	392,461
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.28	2-1-2031	488,981	511,960
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.29	7-1-2037	474,686	500,004

2

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.29%	6-1-2035	$1,298,160	$1,354,081
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.29	11-1-2027	423,198	442,237
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.29	9-1-2032	1,453,041	1,528,256
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	4.32	4-1-2029	89,168	89,979
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.32	7-1-2036	283,995	300,095
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.32	11-1-2036	831,990	874,753
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.32	2-1-2036	105,542	111,548
FHLMC (Federal Cost of Funds +2.72%) ±	4.32	4-1-2023	9,812	9,892
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.32	8-1-2035	417,357	439,645
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.33	7-1-2029	53,504	55,555
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.33	7-1-2035	541,465	570,643
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.34	4-1-2036	466,226	491,220
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.34	8-1-2035	1,623,452	1,714,270
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.36	6-1-2035	341,014	356,696
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.37	1-1-2028	17,038	17,719
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.37	10-1-2030	1,421,745	1,487,363
FHLMC (12 Month LIBOR +1.87%) ±	4.37	5-1-2035	137,930	145,695
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.38	11-1-2035	845,238	890,717
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.38	12-1-2034	407,652	427,819
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.39	9-1-2030	99,583	101,219
FHLMC (12 Month LIBOR +1.75%) ±	4.39	6-1-2033	579,686	606,041
FHLMC (3 Year Treasury Constant Maturity +2.69%) ±	4.39	6-1-2035	845,309	881,013
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.40	7-1-2034	547,516	569,029
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.43	2-1-2036	940,587	990,989
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.43	7-1-2038	787,584	827,118
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	4.44	7-1-2024	29,441	29,111
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	4.44	7-1-2027	484,054	486,812
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	4.44	11-1-2029	100,029	102,797
FHLMC (12 Month LIBOR +1.77%) ±	4.44	10-1-2035	987,888	1,035,721
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.45	10-1-2034	839,674	885,121
FHLMC (12 Month LIBOR +1.74%) ±	4.46	12-1-2036	377,114	395,026
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.47	2-1-2036	957,557	1,008,690
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.47	7-1-2034	795,007	832,587
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.47	8-1-2033	226,838	238,090
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.48	10-1-2025	26,876	26,884
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	4.48	6-1-2032	138,401	139,816
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.48	11-1-2026	67,244	69,106
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.50	9-1-2031	65,969	66,791
FHLMC (12 Month LIBOR +1.77%) ±	4.51	6-1-2035	714,975	750,493
FHLMC (12 Month LIBOR +1.78%) ±	4.51	11-1-2035	352,958	369,984
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.51	10-1-2025	58,884	59,688
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.51	1-1-2028	2,351	2,462
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.56	9-1-2033	168,408	177,578
FHLMC (6 Month LIBOR +2.08%) ±	4.58	6-1-2026	782,461	802,212
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.58	10-1-2036	392,756	413,601
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	4.59	9-1-2029	124,297	125,497
FHLMC (6 Month LIBOR +2.12%) ±	4.60	5-1-2037	46,874	49,027
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.60	9-1-2033	761,311	803,050
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.61	10-1-2033	275,244	289,803
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.63	10-1-2033	1,058,265	1,114,242
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.63	6-1-2025	54,597	55,138
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.63	6-1-2030	257,114	267,412
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.65	5-1-2025	63,826	64,509
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.65	10-1-2033	633,732	667,266
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.72	11-1-2029	79,666	81,058
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.74	10-1-2034	1,350,530	1,425,321
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.75	5-1-2028	181,971	187,975
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.77	11-1-2029	39,767	40,323
FHLMC (6 Month LIBOR +2.38%) ±	4.85	2-1-2024	15,272	15,298
FHLMC	5.00	10-1-2022	7,576	7,740
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.50	8-1-2024	209,556	208,431
FHLMC (6 Month LIBOR +3.33%) ±	5.83	11-1-2026	71,091	72,747
FHLMC Multifamily Structured Pass-Through Certificates Series Q008 Class A (1 Month LIBOR +0.39%) %%±	2.69	10-25-2045	1,235,000	1,235,000
FHLMC Series 0020 Class F ±±	2.91	7-1-2029	9,929	10,148
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.97	2-15-2024	590,190	600,108

3

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	2.12%	2-15-2024	$16,394	$16,702
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	2.54	5-15-2024	110,176	110,009
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	2.86	4-15-2027	73,974	74,884
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	2.81	6-15-2031	70,521	70,908
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±	5.69	3-15-2032	132,444	21,294
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	2.81	4-15-2028	93,999	94,367
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	3.31	3-15-2032	86,324	88,853
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	2.86	3-15-2032	176,062	178,716
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	2.91	12-15-2032	379,108	384,621
FHLMC Series 3335 Class FT (1 Month LIBOR +0.15%) ±	2.46	8-15-2019	102	102
FHLMC Series 3436 Class A ±±	4.28	11-15-2036	735,118	775,534
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.72	11-25-2028	491,277	488,936
FHLMC Series T-16 Class A (1 Month LIBOR +0.10%) ±	2.63	6-25-2029	1,251,126	1,230,152
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.15%) ±	2.58	12-25-2029	2,488,920	2,445,848
FHLMC Series T-21 Class A (1 Month LIBOR +0.18%) ±	2.64	10-25-2029	1,116,179	1,108,805
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.56	5-25-2030	1,488,995	1,487,700
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	2.58	10-25-2030	961,848	968,426
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.12%) ±	2.52	12-25-2030	1,060,890	1,028,884
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	2.59	9-25-2031	2,672,715	2,645,930
FHLMC Series T-48 Class 2A ±±	4.07	7-25-2033	2,100,854	2,092,396
FHLMC Series T-54 Class 4A ±±	4.04	2-25-2043	1,475,721	1,454,578
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	60,131	66,245
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	3.28	5-25-2043	962,324	984,034
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.25	10-25-2044	3,361,542	3,360,156
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.07	2-25-2045	3,032,692	3,019,161
FHLMC Series T-66 Class 2A1 ±±	4.06	1-25-2036	1,947,629	1,945,190
FHLMC Series T-67 Class 1A1C ±±	3.76	3-25-2036	4,417,771	4,457,729
FHLMC Series T-67 Class 2A1C ±±	3.54	3-25-2036	3,613,891	3,584,662
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	2.32	12-25-2036	767,156	766,162
FNMA (11th District Cost of Funds +1.25%) ±	2.18	4-1-2021	19,182	19,093
FNMA (11th District Cost of Funds +1.25%) ±	2.18	11-1-2024	2,102	2,097
FNMA (11th District Cost of Funds +1.25%) ±	2.18	11-1-2020	105,026	104,435
FNMA (11th District Cost of Funds +1.25%) ±	2.18	3-1-2033	116,143	116,167
FNMA (11th District Cost of Funds +1.50%) ±	2.25	5-1-2019	6	6
FNMA (11th District Cost of Funds +1.25%) ±	2.25	3-1-2021	39	39
FNMA (11th District Cost of Funds +1.25%) ±	2.27	4-1-2042	1,945,570	1,936,223
FNMA (11th District Cost of Funds +1.25%) ±	2.27	10-1-2044	964,481	959,563
FNMA (11th District Cost of Funds +1.25%) ±	2.27	11-1-2023	12,819	12,715
FNMA (11th District Cost of Funds +1.26%) ±	2.28	1-1-2035	810,684	816,235
FNMA (11th District Cost of Funds +1.25%) ±	2.35	1-1-2038	85,859	85,941
FNMA (11th District Cost of Funds +1.45%) ±	2.37	4-1-2024	1,518,245	1,521,076
FNMA (11th District Cost of Funds +1.25%) ±	2.43	9-1-2037	2,016,691	2,008,123
FNMA (11th District Cost of Funds +1.63%) ±	2.44	5-1-2028	19,309	19,272
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	2.45	3-1-2030	16,995	17,000
FNMA (11th District Cost of Funds +1.86%) ±	2.61	9-1-2019	603	601
FNMA (11th District Cost of Funds +1.82%) ±	2.62	5-1-2028	44,133	44,242
FNMA (11th District Cost of Funds +1.50%) ±	2.63	1-1-2019	407	406
FNMA (11th District Cost of Funds +1.78%) ±	2.63	1-1-2036	207,808	209,015
FNMA (11th District Cost of Funds +1.87%) ±	2.75	10-1-2024	773	773
FNMA (11th District Cost of Funds +2.02%) ±	2.77	11-1-2024	28,560	28,732
FNMA (11th District Cost of Funds +1.92%) ±	2.77	9-1-2030	232,579	233,552
FNMA (11th District Cost of Funds +1.78%) ±	2.78	11-1-2022	19,045	19,040
FNMA (11th District Cost of Funds +1.25%) ±	2.79	7-1-2020	247,119	246,592
FNMA (11th District Cost of Funds +1.79%) ±	2.80	3-1-2033	262,479	263,190
FNMA (11th District Cost of Funds +1.83%) ±	2.80	1-1-2036	59,902	60,149
FNMA (11th District Cost of Funds +1.25%) ±	2.82	3-1-2019	12,064	12,043
FNMA (11th District Cost of Funds +1.97%) ±	2.84	9-1-2021	496	495
FNMA (11th District Cost of Funds +1.87%) ±	2.86	10-1-2027	427,850	432,196
FNMA (11th District Cost of Funds +2.11%) ±	2.98	4-1-2020	794,414	791,388
FNMA (11th District Cost of Funds +1.98%) ±	2.99	1-1-2021	19,568	19,545
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	3.02	10-1-2025	6,088	6,064
FNMA (11th District Cost of Funds +1.20%) ±	3.05	10-1-2034	115,515	116,065
FNMA (11th District Cost of Funds +1.69%) ±	3.05	4-1-2030	1,074	1,075
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	3.12	1-1-2035	42,209	43,702
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	3.13	1-1-2021	699	706
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	3.14	1-1-2021	1,135	1,148

4

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (11th District Cost of Funds +1.25%) ±	3.14%	4-1-2034	$1,200,764	$1,220,520
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	3.17	2-1-2033	272,075	281,558
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	3.20	4-1-2038	385,845	403,069
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	3.22	6-1-2024	15,891	15,863
FNMA (1 Month LIBOR +1.17%) ±	3.30	5-1-2029	43,261	44,714
FNMA (12 Month Treasury Average +1.40%) ±	3.35	12-1-2030	69,679	69,019
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	3.36	3-1-2034	299,771	314,211
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.44	8-1-2030	1,087,067	1,111,217
FNMA (6 Month LIBOR +1.00%) ±	3.46	6-1-2021	15,815	16,138
FNMA (12 Month LIBOR +1.64%) ±	3.46	12-1-2033	968,933	1,008,481
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.46	1-1-2036	172,383	180,796
FNMA (1 Year Treasury Constant Maturity +2.08%) ±	3.48	11-1-2035	628,994	662,311
FNMA (6 Month LIBOR +1.00%) ±	3.50	12-1-2020	4,503	4,495
FNMA (Federal Cost of Funds +2.00%) ±	3.50	1-1-2029	76	76
FNMA (Federal Cost of Funds +2.00%) ±	3.50	8-1-2029	39,582	41,202
FNMA (12 Month LIBOR +1.75%) ±	3.54	1-1-2035	595,689	625,605
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	3.54	4-1-2033	180,672	187,810
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.55	12-1-2024	23,243	23,381
FNMA (6 Month LIBOR +1.08%) ±	3.58	9-1-2032	53,133	53,057
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.59	9-1-2031	208,054	212,122
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.60	8-1-2031	106,590	108,509
FNMA (6 Month LIBOR +1.18%) ±	3.60	8-1-2033	171,170	177,275
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.62	6-1-2027	734	751
FNMA (6 Month LIBOR +1.15%) ±	3.65	8-1-2032	220,112	220,230
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.68	1-1-2035	85,307	89,131
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.68	2-1-2035	184,871	194,531
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.68	12-1-2032	533,950	560,610
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.69	5-1-2035	1,105,704	1,162,395
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.70	1-1-2028	2,321	2,324
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.70	6-1-2032	21,102	21,241
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.75	12-1-2039	192,238	196,991
FNMA (Federal Cost of Funds +1.75%) ±	3.75	1-1-2029	177	177
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.75	6-1-2034	475,078	496,167
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.75	8-1-2033	992,859	1,021,923
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	3.77	11-1-2024	57,230	57,247
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	3.77	6-1-2032	58,138	58,147
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	30,392	30,524
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.78	7-1-2024	8,982	9,056
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.78	2-1-2037	1,085,229	1,154,498
FNMA (12 Month LIBOR +1.83%) ±	3.78	1-1-2033	777,305	815,633
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	3.81	7-1-2020	128	128
FNMA (1 Year Treasury Constant Maturity +1.91%) ±	3.81	7-1-2038	725,446	754,008
FNMA (12 Month Treasury Average +1.88%) ±	3.82	11-1-2035	33,783	34,438
FNMA (12 Month Treasury Average +1.90%) ±	3.84	11-1-2035	135,871	138,964
FNMA (12 Month LIBOR +1.61%) ±	3.84	1-1-2040	211,953	221,255
FNMA (12 Month Treasury Average +1.89%) ±	3.84	11-1-2035	827,387	861,666
FNMA (12 Month Treasury Average +1.90%) ±	3.84	1-1-2036	2,013,758	2,055,066
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	3.85	4-1-2030	59,111	59,546
FNMA (6 Month LIBOR +1.37%) ±	3.87	1-1-2032	212,545	219,708
FNMA (6 Month LIBOR +1.16%) ±	3.87	8-1-2033	3,380	3,427
FNMA (12 Month LIBOR +1.74%) ±	3.87	6-1-2041	581,191	605,749
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.87	5-1-2036	689,470	723,905
FNMA (6 Month LIBOR +1.38%) ±	3.88	8-1-2031	126,808	128,950
FNMA (6 Month LIBOR +1.38%) ±	3.88	12-1-2031	18,637	18,645
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.88	12-1-2034	901,625	943,964
FNMA (12 Month Treasury Average +1.92%) ±	3.88	6-1-2035	613,642	626,471
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.90	11-1-2029	7,284	7,284
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.90	2-1-2033	138,329	141,239
FNMA (12 Month Treasury Average +1.95%) ±	3.90	7-1-2035	695,270	710,437
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.90	6-1-2024	34,507	34,710
FNMA (12 Month LIBOR +1.75%) ±	3.91	4-1-2033	356,654	369,911
FNMA (12 Month Treasury Average +1.98%) ±	3.91	12-1-2035	2,539,583	2,598,579
FNMA (6 Month LIBOR +1.42%) ±	3.92	9-1-2031	130,344	133,433
FNMA (6 Month LIBOR +1.42%) ±	3.92	12-1-2031	214,989	222,614
FNMA (6 Month LIBOR +1.42%) ±	3.92	12-1-2031	33,474	33,890
FNMA (12 Month Treasury Average +1.99%) ±	3.92	10-1-2035	477,241	488,602
FNMA (12 Month Treasury Average +1.97%) ±	3.92	11-1-2035	927,503	959,737

5

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (12 Month LIBOR +1.71%) ±	3.92%	2-1-2038	$548,824	$574,013
FNMA (12 Month Treasury Average +2.48%) ±	3.93	6-1-2040	756,983	778,414
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.94	12-1-2034	691,857	729,371
FNMA (6 Month LIBOR +1.44%) ±	3.94	10-1-2037	763,331	785,658
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.94	5-1-2034	634,662	665,354
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.95	7-1-2038	1,198,566	1,262,022
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.96	12-1-2036	436,538	459,871
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.96	4-1-2033	995,199	1,047,039
FNMA (12 Month Treasury Average +1.97%) ±	3.97	7-1-2035	975,278	997,414
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	3.97	8-1-2032	132,715	135,063
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	3.97	2-1-2028	35,310	35,542
FNMA (12 Month LIBOR +1.75%) ±	3.98	4-1-2034	275,842	288,419
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.98	2-1-2035	568,504	601,114
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.98	1-1-2032	54,359	55,091
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.00	3-1-2031	32,656	32,629
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.00	5-1-2025	32,187	32,253
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.00	4-1-2040	138,357	145,476
FNMA (6 Month LIBOR +1.63%) ±	4.00	1-1-2022	5,531	5,511
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.00	6-1-2032	87,181	89,022
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.00	3-1-2035	675,102	705,216
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.00	5-1-2033	534,923	558,607
FNMA (12 Month LIBOR +1.75%) ±	4.01	5-1-2035	781,324	819,718
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.01	6-1-2036	858,816	902,187
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	4.01	12-1-2032	612,680	633,707
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.02	5-1-2033	401,070	421,598
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.02	8-1-2026	284,407	296,437
FNMA (6 Month LIBOR +1.52%) ±	4.02	11-1-2034	349,150	360,328
FNMA (Federal Cost of Funds +2.38%) ±	4.03	2-1-2029	1,003,135	1,028,865
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.03	5-1-2033	190,604	200,998
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.03	5-1-2035	599,168	629,912
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	4.03	9-1-2035	1,527,267	1,602,723
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.04	11-1-2027	23,053	23,104
FNMA (1 Year Treasury Constant Maturity +2.46%) ±	4.04	8-1-2035	466,557	491,230
FNMA (6 Month LIBOR +1.54%) ±	4.04	1-1-2035	1,234,940	1,275,267
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.04	1-1-2038	568,123	600,218
FNMA (6 Month LIBOR +1.55%) ±	4.05	12-1-2022	5,094	5,102
FNMA (12 Month LIBOR +1.82%) ±	4.05	12-1-2046	630,636	668,011
FNMA (6 Month LIBOR +1.55%) ±	4.05	3-1-2034	256,017	264,177
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	4.06	8-1-2031	57,576	59,591
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.06	5-1-2035	193,242	204,679
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	4.06	3-1-2032	114,051	116,970
FNMA (12 Month LIBOR +1.69%) ±	4.07	3-1-2037	356,369	374,662
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.07	5-1-2034	472,229	494,063
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.07	4-1-2024	34,650	34,814
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.07	6-1-2036	1,228,946	1,293,135
FNMA (1 Year Treasury Constant Maturity +2.06%) ±	4.08	12-1-2033	710,988	734,208
FNMA (12 Month Treasury Average +2.08%) ±	4.08	1-1-2035	377,781	387,476
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.08	5-1-2037	916,426	955,920
FNMA (12 Month LIBOR +1.72%) ±	4.08	1-1-2037	1,322,913	1,375,488
FNMA (11th District Cost of Funds +2.08%) ±	4.08	7-1-2021	11,091	11,088
FNMA (11th District Cost of Funds +1.87%) ±	4.08	5-1-2034	166,418	170,777
FNMA (12 Month LIBOR +1.68%) ±	4.08	9-1-2038	738,057	771,799
FNMA (12 Month LIBOR +1.70%) ±	4.09	4-1-2034	585,347	612,063
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.09	4-1-2033	447,106	471,174
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.09	4-1-2038	419,945	440,118
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.09	12-1-2040	291,883	307,271
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.09	4-1-2033	652,632	678,012
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.09	1-1-2037	841,059	885,549
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.09	2-1-2034	1,279,108	1,335,859
FNMA (12 Month LIBOR +1.70%) ±	4.09	8-1-2036	551,823	577,812
FNMA (12 Month Treasury Average +2.13%) ±	4.10	8-1-2036	1,884,123	1,939,557
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.10	9-1-2030	647,469	684,176
FNMA (12 Month Treasury Average +2.61%) ±	4.10	7-1-2039	1,622,370	1,678,815
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.10	4-1-2038	763,423	800,215
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.11	12-1-2035	326,725	344,072
FNMA (12 Month LIBOR +1.69%) ±	4.11	11-1-2038	446,896	465,767
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.12	8-1-2026	29,944	30,155
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.13	6-1-2025	5,767	5,753
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.13	10-1-2036	683,148	717,407

6

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.13%	5-1-2035	$416,653	$437,264
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.14	10-1-2035	815,868	860,177
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.14	11-1-2035	1,102,013	1,159,882
FNMA (1 Year Treasury Constant Maturity +2.89%) ±	4.14	1-1-2031	21,406	21,399
FNMA (6 Month LIBOR +1.64%) ±	4.14	2-1-2033	129,133	132,575
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.14	6-1-2033	259,085	267,623
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.15	1-1-2033	1,763,756	1,817,232
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.16	4-1-2028	125,583	129,057
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.16	7-1-2029	416,534	437,321
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.16	1-1-2031	315,982	331,930
FNMA (12 Month Treasury Average +2.24%) ±	4.16	8-1-2035	736,395	755,645
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.17	2-1-2036	570,243	600,282
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.18	6-1-2035	614,800	647,544
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.18	9-1-2036	372,109	387,478
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.18	7-1-2028	161	167
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.18	5-1-2027	55,828	57,655
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.18	5-1-2036	1,475,442	1,541,075
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.18	11-1-2038	513,367	540,984
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.19	5-1-2035	924,326	979,356
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.20	12-1-2040	802,392	845,656
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.20	11-1-2037	566,135	595,093
FNMA (12 Month Treasury Average +2.81%) ±	4.20	4-1-2040	1,802,600	1,874,253
FNMA (5 Year Treasury Constant Maturity +2.46%) ±	4.21	6-1-2019	135	135
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	4.21	6-1-2028	28,279	28,441
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.21	1-1-2036	826,592	871,419
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.21	6-1-2035	496,732	521,321
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.21	5-1-2033	241,784	247,324
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.21	7-1-2035	969,162	1,020,323
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.21	8-1-2025	19,296	19,493
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.22	6-1-2033	397,133	413,171
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.22	9-1-2035	435,775	458,408
FNMA (12 Month Treasury Average +2.27%) ±	4.22	9-1-2036	417,165	431,832
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.22	5-1-2033	1,301,745	1,355,325
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.23	6-1-2035	402,752	424,734
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.23	1-1-2037	1,179,095	1,243,445
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.24	12-1-2040	1,325,758	1,397,098
FNMA (12 Month LIBOR +1.72%) ±	4.24	12-1-2033	923,179	965,306
FNMA (12 Month LIBOR +1.62%) ±	4.24	9-1-2036	639,600	661,602
FNMA (6 Month LIBOR +1.74%) ±	4.24	10-1-2024	37,071	37,156
FNMA (6 Month LIBOR +1.74%) ±	4.24	12-1-2024	53,179	53,176
FNMA (12 Month LIBOR +1.74%) ±	4.24	5-1-2032	165,990	168,214
FNMA (6 Month LIBOR +1.73%) ±	4.24	4-1-2033	316,308	331,992
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.24	3-1-2033	1,026,275	1,086,150
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.24	3-1-2038	1,284,231	1,353,599
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	4.24	7-1-2035	205,575	212,289
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.24	9-1-2035	1,122,338	1,181,087
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.25	7-1-2030	419,951	436,514
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	4.25	7-1-2025	2,074	2,160
FNMA (12 Month Treasury Average +2.81%) ±	4.26	9-1-2032	1,214,131	1,262,936
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.26	11-1-2034	392,893	416,340
FNMA (12 Month LIBOR +1.75%) ±	4.26	7-1-2035	529,534	555,624
FNMA (11th District Cost of Funds +1.82%) ±	4.26	6-1-2034	151,989	156,571
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.26	9-1-2033	470,102	489,517
FNMA (11th District Cost of Funds +1.93%) ±	4.27	12-1-2036	84,694	88,278
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.27	12-1-2030	665,020	692,325
FNMA (12 Month LIBOR +1.53%) ±	4.27	9-1-2035	1,078,041	1,121,438
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.27	7-1-2037	417,169	440,833
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.28	4-1-2036	580,182	612,475
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.28	1-1-2035	511,908	540,358
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.28	1-1-2027	312,758	315,344
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.28	4-1-2024	9,903	10,150
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.28	6-1-2027	79,418	80,711
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.29	12-1-2040	564,968	596,071
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.29	5-1-2035	1,291,715	1,373,936
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.29	6-1-2027	69,100	69,745
FNMA (12 Month Treasury Average +2.34%) ±	4.29	8-1-2040	453,527	465,596
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.30	6-1-2036	141,431	149,839

7

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.30%	9-1-2035	$151,174	$158,691
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.30	10-1-2036	599,583	633,599
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.25%) ±	4.31	7-1-2020	2,189	2,187
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.32	7-1-2035	541,437	566,196
FNMA (12 Month LIBOR +1.80%) ±	4.32	5-1-2033	429,436	449,482
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.32	12-1-2034	694,660	731,246
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.32	7-1-2028	482,693	498,114
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.32	10-1-2033	254,373	267,301
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.33	9-1-2037	629,536	666,561
FNMA ±±	4.33	11-1-2019	54	55
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.34	1-1-2037	730,133	768,570
FNMA (12 Month Treasury Average +2.39%) ±	4.34	5-1-2036	335,727	349,062
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.35	7-1-2035	174,110	183,608
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.35	9-1-2030	100,313	101,527
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.36	9-1-2036	495,319	525,413
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.36	1-1-2029	215,407	222,052
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.38	9-1-2022	84,036	84,578
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	4.38	7-1-2037	1,717,863	1,829,122
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.39	7-1-2037	590,153	614,975
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.39	7-1-2033	62,772	66,191
FNMA (12 Month LIBOR +1.72%) ±	4.39	6-1-2035	159,332	167,009
FNMA (12 Month LIBOR +1.74%) ±	4.39	6-1-2036	302,415	317,923
FNMA (12 Month LIBOR +1.84%) ±	4.39	6-1-2041	654,304	684,784
FNMA (12 Month LIBOR +1.67%) ±	4.40	7-1-2035	1,133,608	1,185,575
FNMA (12 Month LIBOR +1.65%) ±	4.40	9-1-2037	573,089	595,086
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.40	9-1-2030	501,548	522,275
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.41	10-1-2029	68,441	69,649
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.41	10-1-2029	326,087	339,171
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.42	6-1-2037	542,412	565,874
FNMA (12 Month Treasury Average +2.48%) ±	4.42	4-1-2036	3,083,584	3,216,264
FNMA (6 Month LIBOR +1.93%) ±	4.43	6-1-2032	68,243	68,788
FNMA (1 Year Treasury Constant Maturity +2.55%) ±	4.43	12-1-2021	5,187	5,181
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.43	5-1-2034	344,310	361,356
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.44	8-1-2033	797,208	834,295
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.44	7-1-2035	748,638	791,115
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.45	8-1-2035	1,173,025	1,243,304
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.45	10-1-2028	112,047	114,397
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.46	10-1-2034	253,950	268,265
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.46	7-1-2035	459,779	486,513
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.47	9-1-2033	503,316	529,881
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.48	6-1-2030	50,829	51,451
FNMA (6 Month LIBOR +1.98%) ±	4.48	9-1-2033	54,158	54,566
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.48	9-1-2035	47,085	50,114
FNMA (12 Month LIBOR +1.87%) ±	4.48	5-1-2038	704,136	742,818
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.49	10-1-2025	86,771	88,102
FNMA (6 Month LIBOR +1.99%) ±	4.49	10-1-2024	71,853	73,760
FNMA (1 Year Treasury Constant Maturity +2.71%) ±	4.49	5-1-2035	651,654	696,565
FNMA (12 Month LIBOR +1.88%) ±	4.51	5-1-2037	1,551,133	1,636,369
FNMA (12 Month LIBOR +1.82%) ±	4.52	4-1-2035	948,644	995,537
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.53	9-1-2026	32,642	33,069
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.54	12-1-2030	21,113	21,413
FNMA (12 Month LIBOR +1.67%) ±	4.54	9-1-2034	847,896	890,161
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.55	10-1-2035	157,852	166,306
FNMA (6 Month LIBOR +2.43%) ±	4.58	1-1-2033	91,233	93,016
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	6-1-2026	22,835	23,413
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.61	9-1-2030	263,201	278,249
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.62	3-1-2030	7,550	7,699
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.63	7-1-2027	89,451	91,302
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.63	3-1-2027	78,974	81,164
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.63	11-1-2024	62,539	64,219
FNMA (12 Month LIBOR +1.80%) ±	4.64	7-1-2033	639,486	671,444
FNMA (6 Month LIBOR +2.10%) ±	4.65	2-1-2033	353,694	371,031
FNMA (12 Month LIBOR +1.90%) ±	4.65	10-1-2034	427,989	453,254
FNMA (12 Month LIBOR +1.91%) ±	4.66	8-1-2034	1,541,029	1,625,852
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.69	10-1-2034	424,566	448,256
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.70	1-1-2026	209,388	216,473
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.72	9-1-2028	38,488	39,086
FNMA (12 Month LIBOR +1.98%) ±	4.73	9-1-2035	439,903	466,091

8

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	4.75%	8-1-2030	$78,775	$79,502
FNMA (6 Month LIBOR +2.25%) ±	4.75	3-1-2034	1,034,712	1,093,553
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.87	7-1-2027	21,048	21,208
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	4.88	8-1-2031	34,017	34,426
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.92	7-1-2028	98,363	100,181
FNMA (6 Month LIBOR +2.48%) ±	4.98	7-1-2033	34,427	34,630
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	5.02	10-1-2025	7,467	7,556
FNMA (6 Month LIBOR +2.64%) ±	5.05	4-1-2033	249,843	261,248
FNMA (6 Month LIBOR +2.65%) ±	5.14	4-1-2024	170,301	178,616
FNMA (6 Month LIBOR +2.72%) ±	5.25	5-1-2033	970,439	1,042,189
FNMA (6 Month LIBOR +3.11%) ±	5.29	9-1-2033	38,231	38,683
FNMA (6 Month LIBOR +2.70%) ±	5.30	1-1-2033	61,094	62,001
FNMA	5.50	9-1-2019	28	28
FNMA (11th District Cost of Funds +1.25%) ±	5.70	1-1-2019	716	715
FNMA (6 Month LIBOR +3.44%) ±	5.94	4-1-2033	174,270	179,109
FNMA (6 Month LIBOR +3.47%) ±	5.98	12-1-2032	147,244	151,567
FNMA (1 Year Treasury Constant Maturity +1.75%) ±	6.00	1-1-2020	1,501	1,483
FNMA (6 Month LIBOR +3.57%) ±	6.07	11-1-2031	12,434	12,381
FNMA (11th District Cost of Funds +1.90%) ±	6.45	2-1-2034	7,656	7,579
FNMA	6.50	8-1-2028	49,456	50,280
FNMA	6.50	5-1-2031	91,930	99,700
FNMA	7.06	11-1-2024	7,156	7,163
FNMA	7.06	12-1-2024	23,074	23,132
FNMA	7.06	3-1-2025	44,286	44,866
FNMA	7.06	1-1-2027	23,847	23,853
FNMA	7.50	1-1-2031	56,885	60,286
FNMA	7.50	1-1-2033	211,353	228,054
FNMA	7.50	5-1-2033	310,946	332,708
FNMA	7.50	6-1-2033	26,147	26,271
FNMA	7.50	7-1-2033	41,819	42,728
FNMA	7.50	8-1-2033	53,544	55,448
FNMA	8.00	12-1-2026	72,373	77,785
FNMA	8.00	2-1-2030	173	174
FNMA	8.00	3-1-2030	231	247
FNMA	8.00	7-1-2031	23,380	23,506
FNMA	8.00	5-1-2033	86,049	90,981
FNMA	8.50	10-1-2026	2,230	2,250
FNMA	8.50	8-15-2024	33,353	33,832
FNMA	10.00	1-20-2021	1,405	1,418
FNMA Series 1989-74 Class J	9.80	10-25-2019	1,576	1,605
FNMA Series 1989-96 Class H	9.00	12-25-2019	866	881
FNMA Series 1992-39 Class FA (7-Year Treasury Constant Maturity +0.00%) ±	3.03	3-25-2022	74,296	74,247
FNMA Series 1992-45 Class F (7-Year Treasury Constant Maturity +0.00%) ±	3.03	4-25-2022	11,894	11,795
FNMA Series 1992-87 Class Z	8.00	5-25-2022	6,541	6,894
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	2.46	7-25-2023	48,422	48,337
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	2.22	12-25-2023	228,540	232,726
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.62	10-25-2023	130,542	134,081
FNMA Series 2001-50 Class BA	7.00	10-25-2041	135,355	148,695
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	2.90	12-18-2031	131,698	133,050
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	2.87	1-25-2032	56,095	56,998
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	122,334	137,205
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	2,160,748	2,440,667
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	172,044	194,442
FNMA Series 2001-T12 Class A4 ±±	4.39	8-25-2041	3,962,509	4,107,162
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	2.56	8-25-2031	58,681	57,233
FNMA Series 2001-W03 Class A ±±	6.09	9-25-2041	477,993	499,263
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	3.22	2-25-2032	108,933	111,401
FNMA Series 2002-33 Class A4 ±±	5.37	11-25-2030	130,466	135,263
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	2.72	9-25-2032	382,323	382,603
FNMA Series 2002-66 Class A3 ±±	4.26	4-25-2042	7,317,646	7,612,884
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,239,218	1,423,137
FNMA Series 2002-T12 Class A5 ±±	4.63	10-25-2041	1,506,133	1,533,230
FNMA Series 2002-T18 Class A5 ±±	4.48	5-25-2042	3,168,751	3,236,343
FNMA Series 2002-T19 Class A4 ±±	4.45	3-25-2042	181,683	188,284

9

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-W01 Class 3A ±±	4.07%	4-25-2042	$1,004,394	$1,001,893
FNMA Series 2002-W04 Class A6 ±±	4.35	5-25-2042	1,676,377	1,706,855
FNMA Series 2003-07 Class A2 ±±	3.97	5-25-2042	695,197	703,858
FNMA Series 2003-63 Class A8 ±±	3.92	1-25-2043	1,169,959	1,208,694
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	365,246	418,964
FNMA Series 2003-W04 Class 5A ±±	4.15	10-25-2042	974,491	975,194
FNMA Series 2003-W08 Class 4A ±±	4.28	11-25-2042	1,267,137	1,293,996
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.44	6-25-2033	1,638,647	1,609,078
FNMA Series 2003-W10 Class 2A ±±	4.00	6-25-2043	2,418,774	2,394,723
FNMA Series 2003-W18 Class 2A ±±	4.20	6-25-2043	3,492,734	3,606,195
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	469,989	526,463
FNMA Series 2004-T03 Class 2A ±±	4.34	8-25-2043	1,371,746	1,418,814
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	247,763	280,099
FNMA Series 2004-W01 Class 3A ±±	4.27	1-25-2043	70,317	70,651
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	107,112	117,581
FNMA Series 2004-W12 Class 2A ±±	4.20	6-25-2044	4,327,873	4,423,472
FNMA Series 2004-W15 Class 3A ±±	4.16	6-25-2044	5,572,952	5,639,977
FNMA Series 2005-W03 Class 3A ±±	3.95	4-25-2045	1,115,104	1,118,353
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	2.62	1-25-2036	95,563	95,839
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	2.89	6-25-2036	968,674	981,031
FNMA Series 2006-W01 Class 3A ±±	3.91	10-25-2045	4,340,562	4,509,307
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	2.57	8-27-2036	351,994	349,827
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	4.02	5-25-2027	406,313	423,274
FNMA Series G92-20 Class FB (7-Year Treasury Constant Maturity +0.00%) ±	3.03	4-25-2022	7,566	7,546
FNMA Series G93-1 Class K	6.68	1-25-2023	206,354	214,545
FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity -0.65%) ±	2.46	4-25-2023	109,568	109,548
GNMA	6.45	4-20-2025	33,892	36,268
GNMA	6.45	9-20-2025	34,240	37,972
GNMA	6.50	6-20-2034	72,975	73,705
GNMA	6.50	8-20-2034	590,676	626,238
GNMA	6.75	2-15-2029	41,721	45,292
GNMA	7.00	7-20-2034	51,675	52,279
GNMA	9.00	3-15-2020	493	494
GNMA	9.00	8-15-2021	26	26
GNMA	9.00	8-20-2024	18	18
GNMA	9.00	9-20-2024	898	914
GNMA	9.00	11-20-2024	122	122
GNMA	9.00	1-20-2025	3,905	4,208
GNMA	9.00	2-20-2025	15,094	16,439
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	3.05	8-20-2038	1,487,898	1,515,035
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	3.25	8-20-2038	1,817,675	1,867,592
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	3.30	7-20-2039	1,873,385	1,924,613
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	3.26	7-16-2039	908,872	932,556
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	3.03	2-16-2040	802,108	817,422
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	2.76	2-20-2061	2,537,369	2,540,834
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	2.80	6-20-2061	1,033,635	1,036,269
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	2.84	5-20-2067	4,931,301	4,924,407
Total Agency Securities (Cost $347,811,465)				351,914,119

Non-Agency Mortgage-Backed Securities : 0.46%
Vendee Mortgage Trust Series 2011-2 Class DA	3.75	12-15-2033	1,648,573	1,656,837

Total Non-Agency Mortgage-Backed Securities (Cost $1,657,487)				1,656,837

	Yield		Shares
Short-Term Investments : 1.47%
Investment Companies : 1.47%
Wells Fargo Government Money Market Fund Select Class (l)(u) ##	2.13		5,294,736	5,294,736

Total Short-Term Investments (Cost $5,294,736)				5,294,736

10

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2018 (unaudited)

		Value
Total investments in securities (Cost $354,763,688)	99.26%	$358,865,692
Other assets and liabilities, net	0.74	2,687,651

Total net assets	100.00%	$361,553,343

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

11

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	14,194,527	32,148,526	41,048,317	5,294,736	$5,294,736	1.47%

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$351,914,119	$0	$351,914,119
Non-agency mortgage-backed securities	0	1,656,837	0	1,656,837
Short-term investments
Investment companies	5,294,736	0	0	5,294,736

Total assets	$5,294,736	$353,570,956	$0	$358,865,692

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 23.70%
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09%	4-15-2021	$3,000,000	$2,999,953
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	7,000,000	6,961,293
Barclays Dryrock Issuance Trust Series 2016-1 Class A	1.52	5-16-2022	1,825,000	1,809,387
Canadian Pacer Auto Receivable Series-2A Class A2A 144A	3.00	6-21-2021	1,585,000	1,584,191
CarMax Auto Owner Trust Series 2017-1 Class A3	1.98	11-15-2021	486,282	482,318
CarMax Auto Owner Trust Series 2018-3 Class A2A	2.88	10-15-2021	5,950,000	5,934,245
CarMax Auto Owner Trust Series 2018-4 Class A2A	3.11	2-15-2022	3,250,000	3,247,217
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	4,460,000	4,449,240
Chase Issuance Trust Series 2012-A4 Class A4	1.58	8-15-2021	5,685,000	5,627,856
Chesapeake Funding II LLC Series 2017-3A Class A2 (1 Month LIBOR +0.34%) 144A±##	2.65	8-15-2029	9,267,198	9,270,855
Delamare Cards Series 2018-1A Class A1 (1 Month LIBOR +0.70%) 144A±	3.05	11-19-2025	5,000,000	4,997,885
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	1,250,000	1,249,045
Dell Equipment Finance Trust Series 2018-2 Class A2 144A	3.16	2-22-2021	1,750,000	1,748,441
Evergreen Credit Card Trust Series 2017-1 Class A (1 Month LIBOR +0.26%) 144A±	2.57	10-15-2021	4,000,000	3,999,998
Ford Credit Auto Lease Trust Series 2017-B Class A2B (1 Month LIBOR +0.16%) ±	2.47	6-15-2020	4,632,995	4,634,055
GM Financial Automobile Leasing Trust Series 2018-2 Class A2A	2.83	7-20-2020	3,600,000	3,592,609
GM Financial Automobile Leasing Trust Series 2018-3 Class A2A	2.89	9-21-2020	1,000,000	999,054
Golden Credit Card Trust Series 2016-5A Class A 144A	1.60	9-15-2021	4,670,000	4,617,856
Golden Credit Card Trust Series 2017-2A Class A 144A	1.98	4-15-2022	5,000,000	4,916,816
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	2.96	4-10-2031	1,595,496	1,598,147
Honda Auto Receivables Owner Trust Series 2017-1 Class A3	1.72	7-21-2021	1,318,487	1,305,478
Honda Auto Receivables Owner Trust Series 2018-1 Class A2	2.36	6-15-2020	1,561,347	1,557,870
Honda Auto Receivables Owner Trust Series 2018-2 Class A2	2.66	12-18-2020	1,000,000	997,844
Hyundai Auto Lease Securitization Trust Series 2017-B Class A3 144A	1.97	7-15-2020	1,650,000	1,639,538
Hyundai Auto Lease Securitization Trust Series 2018-B Class A2 144A	2.81	12-15-2020	5,000,000	4,990,805
Hyundai Auto Lease Securritization Trust Series 2018-A Class A2B (1 Month LIBOR +0.20%) 144A±	2.51	8-17-2020	6,261,702	6,263,539
Master Credit Card Trust Series 2017-1A Class A 144A	2.26	7-21-2021	7,500,000	7,426,907
Oscar US Funding Trust Series 2017-1A Class A2B (1 Month LIBOR +0.80%) 144A±	3.12	5-11-2020	606,930	607,294
Oscar US Funding Trust Series 2017-2A Class A2A 144A	2.13	11-10-2020	305,286	303,949
Oscar US Funding Trust Series 2018-1A Class A2B (1 Month LIBOR +0.49%) 144A±	2.81	4-12-2021	1,667,740	1,668,599
Oscar US Funding Trust Series 2018-2A Class A2A 144A	3.15	8-10-2021	3,645,000	3,639,467
Penarth Master Issuer Series 2018-2A Class A1 (1 Month LIBOR +0.45%) 144A±	2.75	9-18-2022	9,000,000	8,974,296
Santander Retail Auto Lease Trust Series 2017- A Class A3 144A	2.22	1-20-2021	10,945,000	10,828,937
Securitized Term Auto Receivables Trust Series 2017-2A Class A2A 144A	1.78	1-27-2020	1,028,124	1,025,433
Securitized Term Auto Receivables Trust Series 2018-2A Class A2A 144A	3.06	2-25-2021	2,000,000	1,999,333
Tesla Auto Lease Trust Series 2018-A Class C 144A	2.97	4-20-2020	1,870,000	1,859,921
Trillium Credit Card Trust III Series 2018-2A Class A (1 Month LIBOR +0.35%) 144A±	2.66	9-26-2023	4,150,000	4,145,791
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,000,000	991,379
Verizon Owner Trust Series 2017-2A Class A 144A	1.92	12-20-2021	6,500,000	6,421,540
Verizon Owner Trust Series 2018-A Class A1B (1 Month LIBOR +0.24%) ±	2.52	4-20-2023	6,100,000	6,100,012
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2A	2.81	7-20-2021	4,250,000	4,239,750
World Omni Auto Receivables Trust Series 2018-C Class A2	2.80	1-18-2022	7,000,000	6,991,249
Total Asset-Backed Securities (Cost $158,967,425)				158,699,392

Corporate Bonds and Notes : 22.93%
Communication Services : 0.81%
Media : 0.81%
Comcast Corporation (3 Month LIBOR +0.44%) ±	2.85	10-1-2021	5,425,000	5,425,217

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Discretionary : 0.97%
Automobiles : 0.97%
Volkswagen Group America Company (3 Month LIBOR +0.77%) 144A±	3.39%	11-13-2020	$6,500,000	$6,484,503

Consumer Staples : 0.45%
Food Products : 0.45%
WM Wrigley Jr. Company 144A	2.90	10-21-2019	3,000,000	2,990,430

Financials : 18.95%
Banks : 5.58%
Bank of America Corporation (3 Month LIBOR +0.25%) ±	2.96	8-28-2020	3,000,000	2,989,011
BB&T Corporation (3 Month LIBOR +0.22%) ±	2.76	2-1-2021	2,025,000	2,017,388
Citibank NA (3 Month LIBOR +0.32%) ±	2.86	5-1-2020	4,750,000	4,735,996
Citibank NA (3 Month LIBOR +0.57%) ±	3.05	7-23-2021	5,500,000	5,490,155
Cooperatieve Rabobank UA (3 Month LIBOR +0.43%) ±	2.94	4-26-2021	3,000,000	2,995,125
Credit Suisse	2.30	5-28-2019	1,000,000	996,344
JPMorgan Chase Bank NA (3 Month LIBOR +0.34%) ±	2.85	4-26-2021	4,000,000	3,962,640
JPMorgan Chase Bank NA (3 Month LIBOR +0.23%) ±	2.54	9-1-2020	2,500,000	2,491,974
National Australia Bank (3 Month LIBOR +0.71%) 144A±%%	1.00	11-4-2021	4,000,000	4,003,360
PNC Bank NA	2.20	1-28-2019	3,719,000	3,715,085
US Bank NA Cincinnati (3 Month LIBOR +0.38%) ±	3.01	11-16-2021	4,000,000	3,994,022
				37,391,100

Capital Markets : 3.05%
Charles Schwab Corporation (3 Month LIBOR +0.32%) ±	2.97	5-21-2021	9,840,000	9,845,490
Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	3.53	4-25-2019	4,000,000	4,011,669
Morgan Stanley (3 Month LIBOR +1.40%) ±	3.87	4-21-2021	1,500,000	1,522,455
Morgan Stanley (3 Month LIBOR +1.38%) ±	3.92	2-1-2019	5,000,000	5,008,177
				20,387,791

Consumer Finance : 4.39%
American Honda Finance Corporation (3 Month LIBOR +0.15%) ±	2.80	2-21-2020	10,000,000	9,987,526
BMW US Capital LLC (3 Month LIBOR +0.41%) 144A±	2.74	9-13-2019	2,000,000	2,002,893
Daimler Finance North America LLC (3 Month LIBOR +0.67%) 144A±	3.25	11-5-2021	6,175,000	6,157,154
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,994,345
Nissan Motor Acceptance Corporation (3 Month LIBOR +0.52%) 144A±	2.85	3-15-2021	1,000,000	998,103
Nissan Motor Acceptance Corporation (3 Month LIBOR +0.63%) 144A±	2.98	9-21-2021	1,175,000	1,168,333
Nissan Motor Acceptance Corporation (3 Month LIBOR +1.01%) 144A±	3.34	3-8-2019	3,000,000	3,005,318
Toyota Motor Credit Corporation	2.10	1-17-2019	4,050,000	4,046,689
				29,360,361

Diversified Financial Services : 0.97%
IBM Credit LLC (3 Month LIBOR +0.47%) ±	3.18	11-30-2020	6,500,000	6,502,511

Insurance : 4.96%
AIG Global Funding (3 Month LIBOR +0.46%) 144A±	2.83	6-25-2021	2,950,000	2,955,602
Jackson National Life Global (3 Month LIBOR +0.30%) 144A±	2.74	10-15-2020	10,500,000	10,506,077
Metropolitan Life Global Funding I (3 Month LIBOR +0.22%) 144A±	2.56	9-19-2019	3,000,000	2,998,963
Metropolitan Life Global Funding I (3 Month LIBOR +0.40%) 144A±	2.73	6-12-2020	5,975,000	5,976,969
New York Life Global Funding (3 Month LIBOR +0.16%) 144A±	2.56	10-1-2020	5,000,000	4,987,257
Protective Life Global Funding (3 Month LIBOR +0.52%) 144A±	2.91	6-28-2021	5,000,000	5,001,263
The Allstate Corporation (3 Month LIBOR +0.43%) ±	2.82	3-29-2021	825,000	816,210
				33,242,341

2

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 0.74%
Pharmaceuticals : 0.74%
Johnson & Johnson	1.13%	3-1-2019	$5,000,000	$4,979,684

Industrials : 1.01%
Aerospace & Defense : 1.01%
General Dynamics Corporation (3 Month LIBOR +0.38%) ±	3.00	5-11-2021	6,750,000	6,764,006

Total Corporate Bonds and Notes (Cost $153,765,809)				153,527,944

Municipal Obligations : 1.64%
Colorado : 0.72%
Health Revenue : 0.72%
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017- TPG007 (Bank of America NA LIQ) 144Aø	2.85	10-29-2027	4,800,000	4,800,000

Kentucky : 0.70%
GO Revenue : 0.70%
Louisville Jefferson County KY Metropolitan Government Series A	1.95	12-1-2018	4,690,000	4,690,000

Texas : 0.22%
GO Revenue : 0.22%
Houston TX Taxable Pension Obligation Bonds Series 2017	2.20	3-1-2019	1,500,000	1,498,515

Total Municipal Obligations (Cost $10,990,000)				10,988,515

Non-Agency Mortgage-Backed Securities : 1.70%
NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	2.95	2-15-2023	5,000,000	5,006,411
SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	6,350,000	6,357,976
Total Non-Agency Mortgage-Backed Securities (Cost $11,349,627)				11,364,387

Yankee Corporate Bonds and Notes : 18.57%
Communication Services : 0.60%
Interactive Media & Services : 0.60%
Tencent Holdings Limited 144A	3.38	5-2-2019	4,000,000	4,001,422

Energy : 1.48%
Oil, Gas & Consumable Fuels : 1.48%
BP Capital Markets plc	1.77	9-19-2019	10,000,000	9,882,440

Financials : 15.02%
Banks : 12.62%
ABN AMRO Bank NV 144A	2.10	1-18-2019	3,000,000	2,997,585
ABN AMRO Bank NV (3 Month LIBOR +0.57%) 144A±	3.26	8-27-2021	2,675,000	2,672,833
Australia and New Zealand Banking Group 144A	5.10	1-13-2020	2,000,000	2,038,505
Bank of Montreal (3 Month LIBOR +0.46%) ±	2.90	4-13-2021	6,000,000	5,997,000
Barclays Bank plc (3 Month LIBOR +0.46%) ±	2.88	1-11-2021	5,000,000	4,985,756
Barclays Bank plc	6.75	5-22-2019	1,400,000	1,422,749
BNP Paribas	2.45	3-17-2019	4,246,000	4,238,190
BNZ International Funding of London (3 Month LIBOR +0.70%) 144A±	3.35	2-21-2020	1,750,000	1,755,113
Commonwealth Bank of Australia (3 Month LIBOR +0.40%) 144A±	2.74	9-18-2020	3,000,000	3,003,763
HSBC Holdings plc (3 Month LIBOR +0.60%) ±	3.24	5-18-2021	1,940,000	1,928,748
HSBC Holdings plc (3 Month LIBOR +0.65%) ±	2.98	9-11-2021	8,000,000	7,940,598
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.65%) ±	3.16	7-26-2021	4,000,000	4,006,134
National Australia Bank (3 Month LIBOR +0.35%) 144A±	2.78	1-12-2021	2,000,000	1,997,366

3

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Santander UK plc (3 Month LIBOR +0.62%) ±	2.94%	6-1-2021	$6,000,000	$5,974,380
Santander Uk plc (3 Month LIBOR +0.66%) ±	3.28	11-15-2021	1,270,000	1,261,986
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.35%) ±	2.80	1-17-2020	3,000,000	2,997,560
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.37%) ±	2.81	10-16-2020	5,150,000	5,144,349
Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.91%) 144A±	3.35	10-18-2019	6,000,000	6,036,124
Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±	3.16	5-24-2021	5,500,000	5,498,196
Svenska Handelsbanken AB (3 Month LIBOR +1.15%) ±	3.55	3-30-2021	2,000,000	2,031,245
The Bank of Nova Scotia (3 Month LIBOR +0.29%) ±	2.70	1-8-2021	4,875,000	4,870,810
United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±	2.96	4-23-2021	1,800,000	1,802,459
Westpac Banking Corporation (3 Month LIBOR +0.28%) ±	2.90	5-15-2020	2,325,000	2,322,583
Westpac Banking Corporation (3 Month LIBOR +1.00%) ±	3.62	5-13-2021	1,525,000	1,541,296
				84,465,328

Capital Markets : 0.22%
Siemens Financieringsmaatschappij NV 144A	2.20	3-16-2020	1,500,000	1,480,859

Diversified Financial Services : 1.63%
UBS AG	2.38	8-14-2019	10,000,000	9,940,970
UBS AG (3 Month LIBOR +0.48%) 144A±	2.80	12-1-2020	1,000,000	997,454
				10,938,424

Insurance : 0.55%
AIA Group Limited (3 Month LIBOR +0.52%) 144A±	2.86	9-20-2021	3,680,000	3,680,632

Health Care : 0.74%
Health Care Equipment & Supplies : 0.74%
Medtronic Incorporated	1.70	3-28-2019	5,000,000	4,981,927

Industrials : 0.73%
Electrical Equipment : 0.73%
Tyco Electronics Group SA (3 Month LIBOR +0.45%) %%±	1.00	6-5-2020	4,900,000	4,898,089

Total Yankee Corporate Bonds and Notes (Cost $124,541,088)				124,329,121

Yankee Government Bonds : 0.60%
Export-Import Bank of Korea (3 Month LIBOR +0.70%) ±	3.39	5-26-2019	4,000,000	4,003,040

Total Yankee Government Bonds (Cost $4,000,000)				4,003,040

Short-Term Investments : 34.35%
Certificates of Deposit : 2.24%
Nordea Bank AB New York (1 Month LIBOR +0.17%) ±	2.48	6-10-2019	15,000,000	14,992,950

Commercial Paper : 31.95%
Anglesea Funding plc 144A(z)	1.55	1-8-2019	8,000,000	7,978,853
Antalis SA 144A(z)	2.49	1-10-2019	3,000,000	2,991,633
Atlantic Asset Securitization Corporation 144A(z)	2.92	4-1-2019	4,000,000	3,961,489
Atlantic Asset Securitization Corporation 144A(z)	2.97	3-4-2019	5,000,000	4,963,144
Atlantic Asset Securitization LLC 144A(z)	2.30	12-5-2018	4,500,000	4,498,600
Cedar Spring Capital Company 144A(z)	2.39	12-5-2018	10,900,000	10,896,450
CNPC Finance Hong Kong Limited 144A(z)	2.45	12-4-2018	19,000,000	18,994,915
Coca-Cola Company	2.39	1-10-2019	2,330,000	2,323,732
Coca-Cola Company 144A	2.61	3-11-2019	15,000,000	14,892,140
Concord Minutemen Capital Company 144A(z)	2.39	12-7-2018	1,100,000	1,099,514
Crown Point Capital Company LLC 144A(z)	2.53	1-10-2019	10,000,000	9,971,630
Fairway Finance Corporation (z)	2.54	1-16-2019	6,150,000	6,129,935
Grand China Air Limited Hong Kong Limiited (z)	2.32	12-14-2018	6,000,000	5,994,664
Grand China Air Limited Hong Kong Limited (z)	2.33	12-7-2018	3,150,000	3,148,610
Great Bridge Capital Company LLC 144A(z)	2.61	2-1-2019	2,000,000	1,991,040
Great Bridge Capital Compnay LLC 144A(z)	2.36	12-3-2018	10,000,000	9,998,079
Institutional Secured Funding LLC 144A(z)	2.65	2-4-2019	6,000,000	5,971,554
La Fayette Asset Securitization LLC 144A(z)	2.65	2-6-2019	1,000,000	995,093

4

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
La Fayette Asset Securitization LLC 144A(z)		2.65%	2-7-2019	$2,000,000	$1,990,018
Lexington Parker Capital Company LLC 144A(z)		2.48	12-7-2018	7,000,000	6,996,910
LMA Americas LLC 144A(z)		2.34	12-6-2018	5,000,000	4,998,092
LMA Americas LLC (z)		2.86	3-11-2019	1,000,000	992,128
Mont Blanc Capital Corporation 144A(z)		2.32	12-11-2018	6,614,000	6,609,392
Mont Blanc Capital Corporation 144A(z)		2.41	12-5-2018	1,196,000	1,195,624
Mont Blanc Capital Corporation 144A(z)		2.52	1-15-2019	1,500,000	1,495,256
Mountcliff Funding 144A(z)		2.32	12-3-2018	9,000,000	8,998,305
National Securities Clearing Corporation 144A(z)		2.67	4-1-2019	2,200,000	2,180,429
Nieuw Amsterdam Receivables Corporation 144A(z)		2.64	1-25-2019	9,345,000	9,307,219
Old Line Funding LLC 144A(z)		2.48	1-8-2019	4,300,000	4,288,643
Old Line Funding LLC 144A(z)		2.66	2-8-2019	7,000,000	6,964,434
Ontario Teachers’ Finance Trust 144A(z)		2.75	4-8-2019	5,000,000	4,951,733
Ontario Teachers’ Finance Trust 144A(z)		2.81	4-29-2019	6,000,000	5,931,250
Ontario Teachers’ Finance Trust 144A(z)		2.89	5-24-2019	5,000,000	4,931,142
Ridgefield Funding Company 144A(z)		2.54	1-16-2019	10,000,000	9,967,387
Thunder Bay Funding LLC 144A(z)		2.47	1-8-2019	8,325,000	8,303,012
Thunder Bay Funding LLC 144A(z)		2.79	3-6-2019	2,000,000	1,985,387
Victory Receivables Corporation 144A(z)		2.32	12-6-2018	5,000,000	4,998,111
					213,885,547

		Yield		Shares
Investment Companies : 0.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.13		1,089,135	1,089,135

Total Short-Term Investments (Cost $230,034,672)					229,967,632

Total investments in securities (Cost $693,648,621)	103.49%				692,880,031
Other assets and liabilities, net	(3.49)				(23,368,730)

Total net assets	100.00%				$669,511,301

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

GO	General obligation
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	96,943	58,727,888	57,735,696	1,089,135	$1,089,135	0.16%

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors inclding yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)		Total
Assets
Investments in :
Asset-backed securities	$0	$158,699,392		$0	$158,699,392
Corporate bonds and notes	0	153,527,944		0	153,527,944
Municipal obligations	0	10,988,515		0	10,988,515
Non-agency mortgage-backed securities	0	11,364,387		0	11,364,387
Yankee corporate bonds and notes	0	124,329,121		0	124,329,121
Yankee government bonds	0	4,003,040		0	4,003,040
Short-term investments
Commercial paper	0	228,878,497		0	228,878,497
Investment companies	1,089,135	0		0	1,089,135

Total assets	$1,089,135	$691,790,896		$0	$692,880,031

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Fund did not have any transfers into/out Level 3.

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 82.38%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$214,971	$214,967
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,465,327	1,438,427
FHLB	3.25	11-16-2028	7,155,000	7,131,982
FHLB	5.63	3-14-2036	6,020,000	7,600,057
FHLMC	1.42	5-25-2021	1,525,848	1,501,525
FHLMC	2.38	4-25-2023	1,962,204	1,926,350
FHLMC	2.46	3-25-2022	3,428,116	3,369,168
FHLMC	2.62	12-25-2026	4,035,266	3,907,535
FHLMC	2.75	3-25-2027	6,176,366	6,058,959
FHLMC (1 Month LIBOR +0.50%) ±	2.81	8-15-2037	3,171,377	3,197,652
FHLMC	2.90	4-25-2026	6,458,222	6,366,165
FHLMC (1 Month LIBOR +0.67%) ±	2.98	2-25-2023	447,169	447,448
FHLMC	3.00	5-15-2026	742,332	737,276
FHLMC	3.00	1-15-2054	163,890	160,848
FHLMC ±±	3.31	5-25-2023	2,800,000	2,802,829
FHLMC (3 Year Treasury Constant Maturity +2.24%) ±	3.46	5-1-2026	34,435	34,275
FHLMC (11th District Cost of Funds +1.25%) ±	3.48	7-1-2032	415,415	417,921
FHLMC (1 Month LIBOR +1.18%) ±	3.49	12-15-2036	367,119	380,925
FHLMC	3.50	8-1-2045	5,619,837	5,534,828
FHLMC	3.50	11-1-2045	10,156,179	10,002,548
FHLMC	3.50	12-1-2045	9,428,987	9,286,389
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	3.74	10-1-2026	137,175	141,174
FHLMC (12 Month LIBOR +2.00%) ±	3.75	1-1-2038	1,060,507	1,120,849
FHLMC	4.00	12-15-2024	1,850,000	1,885,374
FHLMC	4.00	6-1-2044	4,979,386	5,023,683
FHLMC (12 Month LIBOR +1.76%) ±	4.10	7-1-2038	1,884,401	1,973,426
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.33	6-1-2032	20,834	21,441
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.37	7-1-2029	93,394	96,215
FHLMC	4.50	3-1-2042	428,811	446,220
FHLMC	4.50	9-1-2044	3,764,764	3,880,108
FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	47,844	48,012
FHLMC	5.00	4-1-2019	7,432	7,474
FHLMC	5.00	6-1-2019	23,104	23,234
FHLMC	5.00	8-1-2019	76,204	77,428
FHLMC	5.00	10-1-2019	42,288	42,525
FHLMC	5.00	2-1-2020	133,879	134,630
FHLMC	5.00	6-1-2026	1,845,324	1,915,428
FHLMC	5.00	8-1-2040	1,129,349	1,195,101
FHLMC	5.11	5-25-2019	1,140,000	1,143,875
FHLMC	5.50	7-1-2035	3,531,177	3,817,628
FHLMC	5.50	12-1-2038	2,013,631	2,163,715
FHLMC	6.00	10-1-2032	28,275	31,026
FHLMC	6.00	5-25-2043	4,376,986	4,722,574
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	55,228	52,744
FHLMC	6.50	4-1-2021	1,493	1,514
FHLMC	6.50	4-1-2022	33,575	36,823
FHLMC	6.50	9-1-2028	15,785	17,312
FHLMC	6.50	9-1-2028	18,695	20,503
FHLMC	6.50	7-1-2031	3	3
FHLMC	7.00	12-1-2023	2,470	2,628
FHLMC	7.00	12-1-2026	2,297	2,345
FHLMC	7.00	4-1-2029	1,408	1,539
FHLMC	7.00	5-1-2029	8,553	9,501
FHLMC	7.00	4-1-2032	94,709	105,877
FHLMC	7.50	11-1-2031	187,419	210,252
FHLMC	7.50	4-1-2032	162,516	180,591
FHLMC	8.00	8-1-2023	6,883	7,202
FHLMC	8.00	6-1-2024	11,449	11,862
FHLMC	8.00	8-1-2026	14,750	16,461
FHLMC	8.00	11-1-2026	13,425	14,898
FHLMC	8.00	11-1-2028	9,192	9,816
FHLMC	8.50	7-1-2022	973	983
FHLMC	8.50	12-1-2025	9,344	10,047
FHLMC	8.50	5-1-2026	1,330	1,420
FHLMC	8.50	8-1-2026	4,881	4,931
FHLMC	8.50	8-1-2026	17,282	17,320
FHLMC	9.00	12-1-2019	2	2
FHLMC	9.00	1-1-2020	2	2

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	2-1-2020	$31	$31
FHLMC	9.00	3-1-2020	243	243
FHLMC	9.00	9-1-2020	260	260
FHLMC	9.00	12-1-2020	5	5
FHLMC	9.00	3-1-2021	612	616
FHLMC	9.00	4-1-2021	327	330
FHLMC	9.00	7-1-2021	3,459	3,467
FHLMC	9.00	8-1-2021	145	151
FHLMC	9.00	7-1-2022	64	65
FHLMC	9.00	9-1-2024	296	299
FHLMC	9.50	8-1-2019	6	6
FHLMC	9.50	2-1-2020	1	1
FHLMC	9.50	6-1-2020	10	10
FHLMC	9.50	8-1-2020	52	54
FHLMC	9.50	9-1-2020	237	240
FHLMC	9.50	10-1-2020	27	27
FHLMC	9.50	11-1-2020	21	22
FHLMC	9.50	5-1-2021	76	79
FHLMC	9.50	9-17-2022	51,386	51,513
FHLMC	9.50	4-1-2025	14,043	14,189
FHLMC	10.00	12-1-2019	35	35
FHLMC	10.00	3-1-2020	2	2
FHLMC	10.00	6-1-2020	5	5
FHLMC	10.00	8-1-2020	9	9
FHLMC	10.00	10-1-2021	2,289	2,302
FHLMC	10.00	8-17-2022	1,492	1,488
FHLMC	10.00	2-17-2025	77,630	77,630
FHLMC	10.50	6-1-2019	1	1
FHLMC	10.50	8-1-2019	656	657
FHLMC	10.50	12-1-2019	4,215	4,216
FHLMC	10.50	5-1-2020	1,534	1,539
FHLMC	10.50	8-1-2020	2,714	2,726
FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,374,491
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,353,813	2,294,509
FHLMC Series 2758 Class FH (1 Month LIBOR +0.35%) ±	2.66	3-15-2019	14,571	14,573
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	2.56	10-15-2034	269,465	269,885
FHLMC Series 3767 Class PD	4.00	7-15-2040	9,277	9,271
FHLMC Series 3948 Class DA	3.00	12-15-2024	140,109	140,124
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	2.56	7-15-2042	727,170	726,140
FHLMC Series K020 Class X1 ±±(c)	1.55	5-25-2022	44,254,146	1,779,061
FHLMC Series KJ14 Class A1	2.20	11-25-2023	4,597,799	4,441,238
FHLMC Series M036 Class A	4.16	12-15-2029	3,715,000	3,806,649
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.72	11-25-2028	228,984	227,893
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.56	5-25-2030	616,746	616,210
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	2.59	9-25-2031	761,859	754,224
FHLMC Series T-42 Class A6	9.50	2-25-2042	793,715	942,870
FHLMC Series T-55 Class 2A1 ±±	3.70	3-25-2043	428,214	421,369
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,055,747	1,182,515
FHLMC Series T-57 Class 2A1 ±±	4.00	7-25-2043	2,061,980	2,161,503
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.25	10-25-2044	1,128,574	1,128,109
FHLMC Series T-67 Class 1A1C ±±	3.76	3-25-2036	775,008	782,018
FHLMC Series T-67 Class 2A1C ±±	3.54	3-25-2036	1,401,284	1,389,950
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	2.32	12-25-2036	874,173	873,042
FNMA	1.71	12-1-2022	3,313,652	3,211,959
FNMA	1.78	5-1-2020	898,061	880,397
FNMA (11th District Cost of Funds +1.26%) ±	2.35	5-1-2036	1,400,789	1,398,225
FNMA (1 Month LIBOR +0.25%) ±	2.47	6-27-2036	108,215	106,201
FNMA %%	2.50	12-18-2033	4,960,000	4,784,287
FNMA	2.50	4-25-2039	55,097	54,390
FNMA (12 Month LIBOR +1.61%) ±	2.51	5-1-2046	5,126,720	5,057,859
FNMA	2.55	3-1-2022	1,612,544	1,582,973
FNMA (11th District Cost of Funds +1.61%) ±	2.60	5-1-2023	126,064	126,268
FNMA (1 Month LIBOR +0.35%) ±	2.67	2-25-2032	589,003	593,153
FNMA (11th District Cost of Funds +1.25%) ±	2.69	9-1-2027	196,161	197,207
FNMA (z)	2.77	10-9-2019	9,590,000	9,364,701
FNMA (1 Month LIBOR +0.48%) ±	2.80	9-25-2037	2,830,035	2,852,164
FNMA	2.86	11-1-2021	2,562,108	2,535,708
FNMA (1 Month LIBOR +0.55%) ±	2.87	4-25-2050	1,753,645	1,756,591

2

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±±	2.88%	2-25-2027	$10,000,000	$9,433,106
FNMA	2.91	1-1-2024	2,790,955	2,812,790
FNMA	3.00	5-1-2027	1,463,067	1,456,414
FNMA %%	3.00	12-18-2033	13,275,000	13,102,061
FNMA	3.00	4-1-2045	128,963	123,593
FNMA	3.00	11-1-2045	10,331,754	9,875,358
FNMA	3.00	12-1-2045	23,780,370	22,721,294
FNMA	3.00	11-1-2046	7,124,775	6,802,298
FNMA	3.00	12-1-2046	796,404	760,317
FNMA	3.02	2-1-2026	6,216,295	6,044,049
FNMA (11th District Cost of Funds +1.25%) ±	3.31	5-1-2036	457,303	470,021
FNMA	3.31	9-25-2020	3,366,673	3,366,927
FNMA	3.38	9-1-2020	1,875,754	1,882,794
FNMA (12 Month LIBOR +1.54%) ±	3.47	1-1-2043	366,955	378,827
FNMA	3.49	12-1-2020	3,382,335	3,402,239
FNMA %%	3.50	12-18-2033	16,320,000	16,367,175
FNMA	3.50	2-1-2043	64,333	63,669
FNMA	3.50	2-1-2045	1,968,933	1,939,446
FNMA ##	3.50	4-1-2045	5,649,475	5,564,866
FNMA	3.50	8-1-2045	719,995	709,212
FNMA	3.50	12-1-2045	2,623,431	2,584,138
FNMA	3.50	2-1-2046	4,416,176	4,349,580
FNMA	3.50	5-1-2046	6,198,147	6,102,114
FNMA (z)	3.54	5-15-2030	7,700,000	5,137,282
FNMA (12 Month LIBOR +1.64%) ±	3.89	4-1-2032	79,876	80,577
FNMA	4.00	5-1-2021	183,832	187,386
FNMA	4.00	10-25-2025	351,060	6,658
FNMA	4.00	4-1-2046	15,158,399	15,265,985
FNMA	4.00	3-1-2047	1,542,556	1,562,972
FNMA %%	4.00	12-13-2048	6,475,000	6,512,686
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.01	12-1-2034	625,591	652,143
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.14	2-1-2027	6,944	6,931
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.19	6-1-2032	115,747	120,054
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.28	12-1-2040	25,614	26,802
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.31	9-1-2031	30,406	31,858
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	4.40	10-1-2027	123,508	127,301
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.42	6-1-2034	464,543	482,546
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.48	9-1-2031	242,128	251,629
FNMA	4.50	12-1-2018	1,256	1,275
FNMA	4.50	1-1-2026	158,399	160,991
FNMA	4.50	10-1-2046	445,509	458,576
FNMA %%	4.50	12-13-2048	27,177,000	27,943,196
FNMA (12 Month LIBOR +1.83%) ±	4.55	8-1-2036	753,846	793,952
FNMA (12 Month LIBOR +1.73%) ±	4.60	9-1-2036	540,743	563,974
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	126,581	132,529
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.65	7-1-2026	130,744	135,171
FNMA	4.68	2-1-2020	3,030,388	3,082,612
FNMA	5.00	12-1-2018	215	222
FNMA	5.00	4-1-2023	205,142	215,771
FNMA	5.00	6-1-2023	404,661	419,892
FNMA	5.00	3-1-2034	481,288	510,491
FNMA	5.00	8-1-2040	5,975,604	6,364,705
FNMA	5.00	10-1-2040	695,938	738,036
FNMA	5.00	1-1-2042	569,483	603,812
FNMA %%	5.00	12-13-2048	7,525,000	7,872,583
FNMA	5.39	1-1-2024	1,625,641	1,694,188
FNMA	5.50	6-1-2020	129,747	130,556
FNMA	5.50	11-1-2023	67,395	69,912
FNMA	5.50	1-1-2025	192,268	198,114
FNMA	5.50	9-1-2033	2,681,031	2,888,333
FNMA	5.50	8-1-2035	564,733	607,955
FNMA	5.50	1-1-2037	571,184	615,148
FNMA	5.50	4-1-2040	1,500,319	1,616,629
FNMA	5.61	2-1-2021	1,056,463	1,073,708
FNMA	5.67	11-1-2021	5,025,161	5,193,055
FNMA	5.75	5-1-2021	3,142,575	3,243,644
FNMA (6 Month LIBOR +2.86%) ±	5.86	4-1-2033	11,785	12,187
FNMA	5.95	6-1-2024	1,594,951	1,675,103

3

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	3-1-2024	$62,526	$67,277
FNMA	6.00	1-1-2028	885,961	953,817
FNMA	6.00	2-1-2035	1,241,478	1,326,478
FNMA	6.00	11-1-2037	466,680	510,636
FNMA	6.00	7-1-2038	171,311	187,300
FNMA	6.08	1-1-2019	114,033	113,786
FNMA (6 Month LIBOR +3.13%) ±	6.24	7-1-2033	141,139	144,199
FNMA	6.50	1-1-2024	20,160	21,864
FNMA	6.50	3-1-2028	17,897	18,475
FNMA	6.50	12-1-2029	208,666	229,244
FNMA	6.50	11-1-2031	48,750	53,117
FNMA	6.50	7-1-2036	349,840	392,751
FNMA	6.50	7-1-2036	302,891	333,905
FNMA	6.50	7-25-2042	1,440,464	1,594,153
FNMA	7.00	11-1-2026	5,187	5,434
FNMA	7.00	9-1-2031	3,892	3,892
FNMA	7.00	1-1-2032	2,080	2,210
FNMA	7.00	2-1-2032	83,584	94,869
FNMA	7.00	10-1-2032	182,848	206,188
FNMA	7.00	2-1-2034	1,955	2,135
FNMA	7.00	4-1-2034	133,465	150,960
FNMA	7.00	1-1-2036	6,318	6,598
FNMA	7.50	9-1-2031	85,311	96,381
FNMA	7.50	11-25-2031	372,517	419,780
FNMA	7.50	2-1-2032	32,215	36,301
FNMA	7.50	10-1-2037	864,841	1,010,943
FNMA	8.00	5-1-2027	29,584	29,897
FNMA	8.00	10-1-2027	678	678
FNMA	8.00	6-1-2028	5,074	5,460
FNMA	8.00	2-1-2030	53,999	57,756
FNMA	8.00	7-1-2031	928,738	1,035,327
FNMA	8.50	8-1-2024	5,814	5,862
FNMA	8.50	5-1-2026	99,394	106,048
FNMA	8.50	7-1-2026	22,015	22,557
FNMA	8.50	8-1-2026	11,367	11,423
FNMA	8.50	10-1-2026	3,980	3,985
FNMA	8.50	11-1-2026	34,302	34,783
FNMA	8.50	12-1-2026	149,853	164,187
FNMA	8.50	2-1-2027	6,475	6,502
FNMA	8.50	3-1-2027	759	798
FNMA	8.50	6-1-2027	63,484	65,269
FNMA	8.50	7-1-2029	801	802
FNMA	9.00	3-1-2021	5,526	5,558
FNMA	9.00	6-1-2021	66	68
FNMA	9.00	7-1-2021	3,222	3,233
FNMA	9.00	8-1-2021	81	84
FNMA	9.00	10-1-2021	793	797
FNMA	9.00	1-1-2025	15,482	16,582
FNMA	9.00	3-1-2025	1,837	1,840
FNMA	9.00	3-1-2025	947	948
FNMA	9.00	4-1-2025	528	528
FNMA	9.00	7-1-2028	4,346	4,376
FNMA	9.50	11-1-2020	25	25
FNMA	9.50	12-15-2020	6,780	6,845
FNMA	9.50	1-1-2021	4,790	4,833
FNMA	9.50	6-1-2022	461	464
FNMA	9.50	7-1-2028	5,617	5,629
FNMA	11.00	10-15-2020	226	228
FNMA Series 1989-10 Class Z	9.50	3-25-2019	1,680	1,681
FNMA Series 1989-100 Class Z	8.75	12-25-2019	3,016	3,058
FNMA Series 1989-12 Class Y	10.00	3-25-2019	1,144	1,147
FNMA Series 1989-22 Class G	10.00	5-25-2019	5,965	6,017
FNMA Series 1989-63 Class Z	9.40	10-25-2019	548	557
FNMA Series 1989-98 Class E	9.20	12-25-2019	882	880
FNMA Series 1990-144 Class W	9.50	12-25-2020	12,596	13,194
FNMA Series 1990-75 Class Z	9.50	7-25-2020	30,640	31,718
FNMA Series 1990-84 Class Y	9.00	7-25-2020	2,439	2,520
FNMA Series 1990-96 Class Z	9.67	8-25-2020	34,444	35,787
FNMA Series 1991-5 Class Z	8.75	1-25-2021	6,708	6,830

4

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1991-85 Class Z	8.00%	6-25-2021	$16,702	$17,372
FNMA Series 1992-45 Class Z	8.00	4-25-2022	43,535	45,802
FNMA Series 1999-W6 Class A ±±	9.73	9-25-2028	663	661
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	692,725	774,096
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	905,197	1,028,283
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	247,902	290,294
FNMA Series 2002-T12 Class A5 ±±	4.63	10-25-2041	849,401	864,683
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	4,024,540	4,502,232
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	2.56	5-25-2032	187,781	186,783
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	615,560	670,753
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	2.60	3-25-2033	1,060,428	1,039,373
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.44	6-25-2033	90,049	88,424
FNMA Series 2003-W1 Class 1A1 ±±	5.39	12-25-2042	584,440	606,915
FNMA Series 2003-W11 Class A1 ±±	5.57	6-25-2033	51,015	53,187
FNMA Series 2003-W3 Class 1A4 ±±	4.08	8-25-2042	2,481,490	2,558,943
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	2.43	4-25-2033	314,977	307,785
FNMA Series 2003-W6 Class 6A ±±	4.26	8-25-2042	1,512,206	1,535,361
FNMA Series 2003-W6 Class PT4 ±±	8.44	10-25-2042	1,475,148	1,767,063
FNMA Series 2003-W8 Class PT1 ±±	10.50	12-25-2042	555,344	616,590
FNMA Series 2004-79 Class FA (1 Month LIBOR +0.29%) ±	2.61	8-25-2032	127,118	127,204
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	569,043	629,020
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,210,666	1,368,675
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	763,197	856,552
FNMA Series 2005-71 Class DB	4.50	8-25-2025	591,255	601,760
FNMA Series 2007-W10 Class 2A ±±	6.35	8-25-2047	381,453	405,795
FNMA Series 2011-15 Class HI	5.50	3-25-2026	356,818	13,432
FNMA Series 2013-17 Class PC	2.00	3-25-2039	1,801,139	1,758,229
FNMA Series 2014-20 Class TM ±±	4.53	4-25-2044	1,484,944	1,623,936
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	2.53	3-25-2019	77,518	77,396
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	460,000	456,478
FNMA Series 265 Class 2	9.00	3-25-2024	65,757	73,094
FNMA Series G-8 Class E	9.00	4-25-2021	23,973	24,674
FNMA Series G92-30 Class Z	7.00	6-25-2022	32,054	32,892
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	992,011	1,040,033
GNMA (1 Month LIBOR +0.70%) ±	2.97	8-20-2065	3,554,440	3,592,726
GNMA	3.00	11-20-2045	13,699,666	13,232,116
GNMA (1 Month LIBOR +0.73%) ±	3.00	9-20-2063	4,227,143	4,255,740
GNMA (1 Year Treasury Constant Maturity +0.45%) ±	3.04	5-20-2066	5,845,245	5,844,334
GNMA (1 Month LIBOR +0.80%) ±	3.10	9-20-2038	1,181,126	1,202,519
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.13	11-20-2020	25,239	25,332
GNMA (1 Month LIBOR +0.90%) ±	3.17	8-20-2065	3,844,031	3,901,845
GNMA (1 Month LIBOR +0.90%) ±	3.17	4-20-2066	4,982,275	5,062,015
GNMA	3.50	12-20-2047	14,438,283	14,283,653
GNMA %%	3.50	12-19-2048	14,105,000	13,944,391
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	4.00	8-20-2020	37,772	37,808
GNMA	4.00	12-20-2047	14,132,681	14,319,026
GNMA	4.50	10-20-2048	4,197,056	4,332,303
GNMA	5.00	7-20-2040	1,249,319	1,335,936
GNMA %%	5.00	12-19-2048	8,085,000	8,434,763
GNMA	5.50	4-20-2034	799,532	837,973
GNMA	6.00	8-20-2034	106,444	112,225
GNMA	6.50	12-15-2025	24,429	26,520
GNMA	6.50	5-15-2029	656	712
GNMA	6.50	5-15-2031	1,262	1,371
GNMA	6.50	9-20-2033	47,390	53,094
GNMA	7.00	12-15-2022	17,838	18,395
GNMA	7.00	5-15-2026	1,908	1,990
GNMA	7.00	3-15-2028	37,364	39,084
GNMA	7.00	4-15-2031	947	959
GNMA	7.00	8-15-2031	19,145	19,689
GNMA	7.00	3-15-2032	14,342	14,543
GNMA	7.34	10-20-2021	24,591	24,736
GNMA	7.34	2-20-2022	1,679	1,679
GNMA	7.34	9-20-2022	7,610	7,617
GNMA	8.00	6-15-2023	2,985	3,130
GNMA	8.00	12-15-2023	173,892	185,380
GNMA	8.00	2-15-2024	607	640
GNMA	8.00	9-15-2024	3,015	3,054

5

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	8.00%	6-15-2025	$58	$58
GNMA	8.35	4-15-2020	22,018	22,053
GNMA	8.40	5-15-2020	19,585	19,619
GNMA	9.50	10-20-2019	292	292
GNMA Series 2002-53 Class IO ±±(c)	0.60	4-16-2042	416,092	7
GNMA Series 2005-23 Class IO ±±(c)	0.02	6-17-2045	1,920,398	992
GNMA Series 2006-32 Class XM ±±(c)	0.04	11-16-2045	5,980,155	5,698
GNMA Series 2006-68 Class D ±±	5.31	12-16-2037	829,099	831,455
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	566,440	576,470
GNMA Series 2008-22 Class XM ±±(c)	0.96	2-16-2050	15,658,230	385,456
GNMA Series 2010-158 Class EI (c)	4.00	12-16-2025	9,952,602	851,484
GNMA Series 2012-12 Class HD	2.00	5-20-2062	1,142,024	1,132,770
GNMA Series 2016-H07 Class FE (1 Month LIBOR +1.15%) ±	3.42	3-20-2066	4,326,785	4,440,332
GNMA Series 2016-H07 Class FH (1 Month LIBOR +1.00%) ±	3.27	2-20-2066	4,028,768	4,109,049
Resolution Funding Corporation STRIPS (z)	2.85	7-15-2020	14,300,000	13,653,005
Resolution Funding Corporation STRIPS (z)	3.46	4-15-2030	6,100,000	4,119,194
TVA	2.88	2-1-2027	2,430,000	2,350,748
TVA (z)	3.33	11-1-2025	10,000,000	7,944,571
TVA	4.63	9-15-2060	7,550,000	8,609,250
TVA	5.38	4-1-2056	4,900,000	6,293,844
TVA	5.88	4-1-2036	4,380,000	5,524,205
Total Agency Securities (Cost $584,216,239)				577,708,227

Asset-Backed Securities : 1.93%
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	5,093,084	5,036,118
Hyundai Auto Lease Securitization Trust Series 2017-B Class A3 144A	1.97	7-15-2020	4,200,000	4,173,368
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,333,393
Total Asset-Backed Securities (Cost $13,717,081)				13,542,879

Corporate Bonds and Notes : 0.90%
Financials : 0.90%
Banks : 0.34%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,402,818

Mortgage REITs : 0.56%
American Tower Trust I 144A	3.65	3-23-2048	4,000,000	3,891,684

Total Corporate Bonds and Notes (Cost $6,423,842)				6,294,502

Municipal Obligations : 0.89%
Texas : 0.89%
Miscellaneous Revenue : 0.89%
San Antonio TX Retama Development Corporation	10.00	12-15-2020	5,405,000	6,245,856

Total Municipal Obligations (Cost $5,891,583)				6,245,856

Non-Agency Mortgage-Backed Securities : 4.44%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	294,832
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,259,897
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	4,969,882
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	4,195,000	4,189,080
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,271,747
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,856,161
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,030,645
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,483,564
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.31	2-15-2025	158,700	173,253
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	214,844	238,855
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,381,502	1,390,665
Total Non-Agency Mortgage-Backed Securities (Cost $32,067,602)				31,158,581

6

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 11.87%
U.S. Treasury Bond ##		2.75%	8-15-2042	$1,805,000	$1,643,608
U.S. Treasury Bond ##		2.88	5-15-2028	1,170,000	1,157,295
U.S. Treasury Bond (z)		3.25	5-15-2036	8,765,000	4,978,208
U.S. Treasury Bond ##		3.38	5-15-2044	265,000	268,385
U.S. Treasury Bond ##		3.63	8-15-2043	5,170,000	5,453,946
U.S. Treasury Bond ##		3.75	8-15-2041	3,310,000	3,564,973
U.S. Treasury Bond ##		3.75	11-15-2043	20,150,000	21,686,438
U.S. Treasury Bond ##		4.25	11-15-2040	1,590,000	1,838,810
U.S. Treasury Bond ##		6.13	11-15-2027	4,000,000	4,976,406
U.S. Treasury Note ##		1.75	5-15-2023	22,095,000	21,076,559
U.S. Treasury Note		2.88	9-30-2023	16,595,000	16,614,447
Total U.S. Treasury Securities (Cost $85,539,345)					83,259,075

Yankee Government Bonds : 5.73%
Hashemite Kingdom of Jordan		3.00	6-30-2025	10,636,000	10,411,714
State of Israel		5.50	12-4-2023	9,030,000	10,060,389
State of Israel		5.50	9-18-2033	7,390,000	9,080,164
Ukraine		1.47	9-29-2021	11,090,000	10,650,814
Total Yankee Government Bonds (Cost $42,472,526)					40,203,081

		Yield		Shares
Short-Term Investments : 5.62%
Investment Companies : 5.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.13		37,142,487	37,142,487

				Principal
U.S. Treasury Securities : 0.32%
U.S. Treasury Bill (z)#		1.62	12-13-2018	$2,225,000	2,223,670

Total Short-Term Investments (Cost $39,366,189)					39,366,157

					Value
Total investments in securities (Cost $809,694,407)	113.76%				$797,778,358
Other assets and liabilities, net	(13.76)				(96,469,927)

Total net assets	100.00%				$701,308,431

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.
(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

7

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Government Securities Fund

REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority

8

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	116	3-29-2019	$13,086,347	$13,103,469	$17,122	$0
Ultra U.S. Treasury Bonds	8	3-20-2019	1,213,861	1,219,250	5,389	0
Short
2-Year U.S. Treasury Notes	(116)	3-29-2019	(24,474,002)	(24,474,188)	0	(186)
U.S. Long Term Bonds	(66)	3-20-2019	(9,203,275)	(9,233,812)	0	(30,537)

					$22,511	$(30,723)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	18,303,812	58,791,700	39,953,025	37,142,487	$37,142,487	5.30%

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$582,686,435	$0	$582,686,435
Asset-backed securities	0	13,542,879	0	13,542,879
Corporate bonds and notes	0	6,294,502	0	6,294,502
Municipal obligations	0	6,245,856	0	6,245,856
Non-agency mortgage-backed securities	0	31,158,581	0	31,158,581
U.S. Treasury securities	78,280,867	0	0	78,280,867
Yankee government bonds	0	40,203,081	0	40,203,081
Short-term investments
Investment companies	37,142,487	0	0	37,142,487
U.S. Treasuries securities	2,223,670	0	0	2,223,670

	117,647,024	680,131,334	0	797,778,358
Futures contracts	22,511	0	0	22,511

Total assets	$117,669,535	$680,131,334	$0	$797,800,869

Liabilities
Futures contracts	$30,723	$0	$0	$30,723

Total liabilities	$30,723	$0	$0	$30,723

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 6.10%
Consumer Staples : 0.27%
Food Products : 0.27%
Lamb Weston Holdings Incorporated	15,000	$1,150,499

Energy : 0.72%
Oil, Gas & Consumable Fuels : 0.72%
Kinder Morgan Incorporated	100,000	1,707,000
Plains All American Pipeline LP	60,000	1,381,800
		3,088,800

Health Care : 0.99%
Health Care Equipment & Supplies : 0.72%
Abbott Laboratories	35,000	2,591,750
Becton Dickinson & Company	2,000	505,500
		3,097,250

Life Sciences Tools & Services : 0.17%
Agilent Technologies Incorporated	10,000	723,500

Pharmaceuticals : 0.10%
Merck KGaA ADR	20,000	443,200

Industrials : 0.65%
Aerospace & Defense : 0.46%
Huntington Ingalls Industries Incorporated	5,000	1,077,500
Raytheon Company	5,000	876,700
		1,954,200

Machinery : 0.19%
John Bean Technologies Corporation	10,000	825,400

Information Technology : 1.26%
Electronic Equipment, Instruments & Components : 0.21%
Amphenol Corporation Class A	10,000	879,400

IT Services : 0.29%
Leidos Holdings Incorporated	20,000	1,260,000

Semiconductors & Semiconductor Equipment : 0.52%
Applied Materials Incorporated	10,000	372,800
Microchip Technology Incorporated «	5,000	375,000
Micron Technology Incorporated †	25,000	964,000
Texas Instruments Incorporated	5,000	499,250
		2,211,050

Software : 0.22%
Nutanix Incorporated Class A †	5,000	223,550
Salesforce.com Incorporated †	5,000	713,800
		937,350

Technology Hardware, Storage & Peripherals : 0.02%
Pure Storage Incorporated Class A †	5,000	94,550

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo High Yield Bond Fund

Security name			Shares	Value
Materials : 1.08%
Chemicals : 1.08%
Celanese Corporation Series A			15,000	$1,513,950
Eastman Chemical Company			10,000	788,200
Huntsman Corporation			22,000	444,840
LyondellBasell Industries NV Class A			20,000	1,866,200
				4,613,190

Real Estate : 0.18%
Equity REITs : 0.18%
Saul Centers Incorporated			15,000	789,750

Utilities : 0.95%
Gas Utilities : 0.67%
Atmos Energy Corporation			30,000	2,870,100

Multi-Utilities : 0.28%
DTE Energy Company			10,000	1,197,400

Total Common Stocks (Cost $24,028,036)				26,135,639

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 76.20%
Communication Services : 3.61%
Entertainment : 0.70%
CCO Holdings LLC 144A	5.75%	2-15-2026	$3,000,000	3,000,030

Media : 2.42%
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	3,028,140
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	5,500,000	4,496,250
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	2,857,500
				10,381,890

Wireless Telecommunication Services : 0.49%
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,075,000

Consumer Discretionary : 2.97%
Auto Components : 2.26%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,000,000	961,250
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,428,750
Goodyear Tire & Rubber Company «	5.13	11-15-2023	2,500,000	2,468,750
Tenneco Incorporated	5.00	7-15-2026	6,000,000	4,830,000
				9,688,750

Hotels, Restaurants & Leisure : 0.71%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,052,700

Consumer Staples : 4.52%
Food Products : 4.08%
Dean Foods Company 144A«	6.50	3-15-2023	5,000,000	4,387,500
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	965,000
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	2,922,000
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	9,175,000
				17,449,500

Household Products : 0.44%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	1,892,500

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 4.46%
Energy Equipment & Services : 0.22%
NGPL PipeCo LLC 144A	4.88%	8-15-2027	$1,000,000	$955,000

Oil, Gas & Consumable Fuels : 4.24%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	13,500,000	13,078,125
Tennessee Gas Pipeline Company	7.00	3-15-2027	4,534,000	5,057,933
				18,136,058

Financials : 1.86%
Banks : 0.70%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,026,250

Consumer Finance : 0.76%
Navient Corporation	5.88	10-25-2024	1,000,000	897,500
SLM Corporation	5.50	1-25-2023	2,500,000	2,356,250
				3,253,750

Insurance : 0.40%
Genworth Holdings Incorporated	4.80	2-15-2024	2,000,000	1,700,000

Health Care : 14.27%
Health Care Equipment & Supplies : 1.22%
Teleflex Incorporated	4.88	6-1-2026	5,415,000	5,244,211

Health Care Providers & Services : 8.66%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	6,298,000	6,030,335
Davita Incorporated	5.00	5-1-2025	9,000,000	8,460,000
Davita Incorporated	5.13	7-15-2024	2,000,000	1,925,000
Encompass Health Corporation	5.75	11-1-2024	4,000,000	4,005,000
HCA Incorporated	5.38	2-1-2025	4,000,000	4,025,000
HealthSouth Corporation	5.13	3-15-2023	5,000,000	4,993,750
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,525,200
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	4,400,000	4,125,880
				37,090,165

Health Care Technology : 1.15%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	3,000,000	2,981,250
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	1,925,000
				4,906,250

Life Sciences Tools & Services : 1.47%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,300,000

Pharmaceuticals : 1.77%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	7,580,000

Industrials : 14.95%
Aerospace & Defense : 4.34%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	4,500,000	4,603,500
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,000,000
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	8,980,488
				18,583,988

Commercial Services & Supplies : 1.60%
Acco Brands Corporation 144A	5.25	12-15-2024	7,417,000	6,842,183

3

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Construction & Engineering : 0.63%
Aecom Company	5.13%	3-15-2027	$3,000,000	$2,728,500

Electrical Equipment : 0.93%
Resideo Funding Incorporated 144A	6.13	11-1-2026	4,000,000	3,985,000

Machinery : 4.01%
HD Supply Incorporated 144A	5.38	10-15-2026	1,000,000	965,300
Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,204,630
SPX FLOW Incorporated 144A	5.63	8-15-2024	5,000,000	4,831,250
SPX FLOW Incorporated 144A	5.88	8-15-2026	7,500,000	7,162,500
				17,163,680

Trading Companies & Distributors : 3.44%
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	2,981,250
WESCO Distribution Incorporated	5.38	6-15-2024	12,245,000	11,755,200
				14,736,450

Information Technology : 12.37%
Communications Equipment : 2.63%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	7,563,680
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	3,705,200
				11,268,880

Electronic Equipment, Instruments & Components : 2.01%
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	8,595,000

IT Services : 1.38%
First Data Corporation 144A	5.00	1-15-2024	3,000,000	2,958,600
Gartner Incorporated 144A	5.13	4-1-2025	3,000,000	2,958,750
				5,917,350

Semiconductors & Semiconductor Equipment : 3.21%
Micron Technology Incorporated	5.50	2-1-2025	7,900,000	7,929,625
Versum Materials Incorporated 144A	5.50	9-30-2024	5,901,000	5,827,238
				13,756,863

Software : 2.03%
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	986,250
Nuance Communications Company	6.00	7-1-2024	6,760,000	6,726,200
Symantec Corporation 144A	5.00	4-15-2025	1,000,000	968,090
				8,680,540

Technology Hardware, Storage & Peripherals : 1.11%
Diebold Incorporated	8.50	4-15-2024	7,700,000	4,754,750

Materials : 10.69%
Chemicals : 7.05%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,009,885
Olin Corporation	5.50	8-15-2022	8,275,000	8,337,063
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	7,114,125
Tronox Incorporated 144A«	6.50	4-15-2026	2,000,000	1,730,000
Valvoline Incorporated	4.38	8-15-2025	8,000,000	7,370,000
Valvoline Incorporated	5.50	7-15-2024	2,630,000	2,610,275
				30,171,348

Containers & Packaging : 2.91%
Ball Corporation	5.25	7-1-2025	3,000,000	3,045,000
Berry Global Incorporated	5.13	7-15-2023	4,000,000	3,962,500

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Crown Americas Capital Corporation IV	4.50%	1-15-2023	$2,000,000	$1,965,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,000,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,507,500
				12,480,000

Metals & Mining : 0.59%
Steel Dynamics Incorporated	5.50	10-1-2024	2,550,000	2,543,625

Paper & Forest Products : 0.14%
P.H. Glatfelter Company	5.38	10-15-2020	600,000	597,000

Real Estate : 6.50%
Equity REITs : 6.50%
Equinix Incorporated	5.38	5-15-2027	6,430,000	6,333,550
Equinix Incorporated	5.75	1-1-2025	5,193,000	5,282,839
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	443,125
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	11,777,813
Sabra Health Care LP	5.38	6-1-2023	4,000,000	3,995,000
				27,832,327

Total Corporate Bonds and Notes (Cost $345,893,188)				326,369,538

Yankee Corporate Bonds and Notes : 14.26%
Communication Services : 0.92%
Diversified Telecommunication Services : 0.44%
Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	1,900,000

Media : 0.48%
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,042,000

Consumer Discretionary : 3.14%
Auto Components : 1.73%
Adient Global Holdings Company 144A	4.88	8-15-2026	9,210,000	7,391,025

Automobiles : 0.70%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	3,000,000	3,006,000

Hotels, Restaurants & Leisure : 0.71%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,060,900

Financials : 2.37%
Diversified Financial Services : 2.37%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	10,170,000

Health Care : 3.07%
Pharmaceuticals : 3.07%
Mallinckrodt International Finance SA 144A«	5.50	4-15-2025	16,500,000	13,138,125

Industrials : 1.86%
Electrical Equipment : 1.86%
Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	2,940,000
Sensata Technologies BV 144A	5.63	11-1-2024	5,000,000	5,012,500
				7,952,500

5

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Information Technology : 2.90%
Technology Hardware, Storage & Peripherals : 2.90%
Seagate HDD		4.75%	6-1-2023	$4,140,000	$3,935,141
Seagate HDD		4.88	6-1-2027	9,500,000	8,467,233
					12,402,374

Total Yankee Corporate Bonds and Notes (Cost $68,715,579)					61,062,924

		Yield		Shares
Short-Term Investments : 8.36%
Investment Companies : 8.36%
Securities Lending Cash Investment LLC (l)(r)(u)		2.38		26,026,216	26,028,819
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.13		9,763,043	9,763,043
Total Short-Term Investments (Cost $35,791,862)					35,791,862

Total investments in securities (Cost $474,428,665)	104.92%				449,359,963
Other assets and liabilities, net	(4.92)				(21,073,165)

Total net assets	100.00%				$428,286,798

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	34,166,983	19,686,721	27,827,488	26,026,216	$26,028,819
Wells Fargo Government Money Market Fund Select Class	3,114,436	65,504,888	58,856,281	9,763,043	9,763,043

					$35,791,862	8.36%

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$1,150,499	$0	$0	$1,150,499
Energy	3,088,800	0	0	3,088,800
Health care	4,263,950	0	0	4,263,950
Industrials	2,779,600	0	0	2,779,600
Information technology	5,382,350	0	0	5,382,350
Materials	4,613,190	0	0	4,613,190
Real estate	789,750	0	0	789,750
Utilities	4,067,500	0	0	4,067,500
Corporate bonds and notes	0	326,369,538	0	326,369,538
Yankee corporate bonds and notes	0	61,062,924	0	61,062,924
Short-term investments
Investment companies	9,763,043	26,028,819	0	35,791,862

Total assets	$35,898,682	$413,461,281	$0	$449,359,963

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 24.83%
FHLB	3.25%	11-16-2028	$5,850,000	$5,831,181
FHLMC (12 Month LIBOR +1.33%) ±	3.19	1-1-2036	22,776	23,504
FHLMC	3.50	12-1-2045	4,773,655	4,701,463
FHLMC	4.00	6-1-2044	2,645,888	2,669,426
FHLMC	5.00	6-1-2036	256,105	271,406
FHLMC	5.00	8-1-2040	241,698	255,770
FHLMC	5.50	8-1-2038	57,449	61,644
FHLMC	5.50	12-1-2038	503,066	540,561
FHLMC	5.50	6-1-2040	830,854	891,019
FHLMC	8.00	2-1-2030	215	241
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	906,898	884,049
FHLMC Series 3774 Class AB	3.50	12-15-2020	75,958	76,315
FHLMC Series K020 Class X1 ±±(c)	1.55	5-25-2022	13,296,513	534,533
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,486,241	1,709,406
FHLMC Series T-57 Class 2A1 ±±	4.00	7-25-2043	46,506	48,750
FHLMC Series T-59 Class 2A1 ±±	3.88	10-25-2043	230,719	232,169
FNMA	2.27	3-1-2019	2,412,963	2,404,223
FNMA %%	2.50	12-18-2033	1,645,000	1,586,724
FNMA (12 Month LIBOR +1.61%) ±	2.51	5-1-2046	1,368,583	1,350,200
FNMA (12 Month LIBOR +1.61%) ±	2.51	3-1-2046	1,337,789	1,321,579
FNMA (z)	2.77	10-9-2019	5,000,000	4,882,535
FNMA	3.00	11-1-2045	2,085,786	1,993,648
FNMA	3.00	12-1-2045	5,288,530	5,053,001
FNMA	3.00	12-1-2046	2,428,813	2,318,757
FNMA	3.00	11-1-2047	8,601,936	8,207,499
FNMA	3.00	4-1-2048	5,917,287	5,643,882
FNMA	3.02	2-1-2026	3,188,221	3,099,880
FNMA	3.27	7-1-2022	1,206,839	1,210,533
FNMA	3.50	10-1-2043	1,025,849	1,012,872
FNMA ##	3.50	4-1-2045	282,138	277,913
FNMA	3.50	8-1-2045	6,323,888	6,229,172
FNMA	3.50	3-1-2048	13,904,788	13,644,693
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.66	1-1-2036	72,913	77,175
FNMA	3.95	9-1-2021	403,946	411,198
FNMA	4.00	9-1-2024	22,913	23,356
FNMA	4.00	2-1-2046	523,690	527,348
FNMA ##	4.00	4-1-2046	2,774,758	2,794,451
FNMA	4.00	9-1-2048	4,991,279	5,022,852
FNMA %%	4.00	12-13-2048	7,510,000	7,550,777
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.24	8-1-2036	828,963	874,464
FNMA	4.26	4-1-2021	2,657,193	2,716,086
FNMA %%	4.50	12-13-2048	7,295,000	7,500,666
FNMA (12 Month LIBOR +1.83%) ±	4.55	8-1-2036	28,834	30,368
FNMA (12 Month LIBOR +1.73%) ±	4.60	9-1-2036	19,852	20,705
FNMA	5.00	1-1-2024	65,878	68,286
FNMA	5.00	2-1-2036	26,880	28,519
FNMA	5.00	6-1-2040	92,820	98,407
FNMA	5.00	8-1-2040	1,568,667	1,670,811
FNMA	5.50	11-1-2023	45,512	47,213
FNMA	5.50	8-1-2034	92,736	99,907
FNMA	5.50	2-1-2035	28,381	30,629
FNMA	5.50	8-1-2038	509,988	544,818
FNMA	6.00	10-1-2037	473,306	516,925
FNMA	6.00	11-1-2037	36,157	39,562
FNMA	6.50	7-1-2036	33,857	37,789
FNMA	6.50	11-1-2036	4,714	5,119
FNMA	7.00	12-1-2022	129,247	132,464
FNMA	7.00	7-1-2036	10,787	11,351
FNMA	7.00	11-1-2037	6,139	6,629
FNMA	7.50	5-1-2038	1,934	1,948
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	6,323	7,261
FNMA Series 2003-W08 Class 4A ±±	4.28	11-25-2042	148,310	151,454
FNMA Series 2003-W14 Class 2A ±±	3.98	6-25-2045	109,192	115,169
FNMA Series 2003-W14 Class 2A ±±	4.49	1-25-2043	258,482	269,075
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,260,185	1,448,980
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	600,722	674,202
GNMA	3.00	11-20-2045	4,429,261	4,278,097
GNMA	3.50	9-20-2047	3,617,476	3,578,742

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.50%	12-20-2047	$7,613,788	$7,532,246
GNMA	4.00	12-20-2047	4,625,159	4,686,143
GNMA	4.50	10-20-2048	2,031,155	2,096,608
GNMA	5.00	7-20-2040	636,802	680,952
GNMA %%	5.00	12-19-2048	1,110,000	1,158,019
GNMA	7.50	12-15-2029	665	720
GNMA Series 2008-22 Class XM ±±(c)	0.96	2-16-2050	1,144,462	28,173
TVA	5.88	4-1-2036	3,540,000	4,464,768
Total Agency Securities (Cost $143,206,262)				141,028,980

Asset-Backed Securities : 6.46%
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	263,635	263,210
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	540,808	538,616
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,637,129
Citibank Credit Card Issuance Trust Series 2016-A1 Class A1	1.75	11-19-2021	370,000	365,459
Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.62	2-24-2020	727,566	727,953
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,010,329
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	3.12	10-25-2056	1,178,981	1,179,029
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,599,351
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (1 Month LIBOR +0.85%) 144A±	3.16	5-17-2021	2,105,000	2,110,486
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	1,600,000	1,599,587
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	7,367	7,364
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,085,000	2,073,751
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,925,411
Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) 144A±	2.71	12-16-2058	1,082,140	1,083,031
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,625,000	1,611,719
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.55	5-21-2027	3,000,000	2,992,533
Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) 144A±	4.17	7-20-2030	1,000,000	997,049
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	2.75	10-27-2025	1,682,529	1,683,157
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	3.05	5-1-2030	2,600,000	2,606,523
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.54	10-25-2027	1,977,034	1,998,987
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.91	1-25-2046	3,505,369	3,492,546
Volvo Financial Equipment LLC Series 2018-AA (1 Month LIBOR +0.52%) 144A±	2.83	7-17-2023	2,590,000	2,590,000
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,600,000	1,596,261
Total Asset-Backed Securities (Cost $36,781,524)				36,689,481

Corporate Bonds and Notes : 18.16%
Communication Services : 2.26%
Diversified Telecommunication Services : 0.79%
AT&T Incorporated	4.75	5-15-2046	1,075,000	927,502
AT&T Incorporated	5.25	3-1-2037	1,070,000	1,018,625
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,013,408
Verizon Communications Incorporated	5.01	4-15-2049	882,000	857,347
Verizon Communications Incorporated	5.50	3-16-2047	675,000	704,984
				4,521,866

Media : 0.55%
CCO Holdings LLC 144A	5.13	5-1-2027	1,300,000	1,231,750
Charter Communications Operating LLC	5.38	4-1-2038	705,000	642,737
Charter Communications Operating LLC	6.48	10-23-2045	655,000	655,339

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Discovery Communications LLC	6.35%	6-1-2040	$550,000	$584,758
				3,114,584

Wireless Telecommunication Services : 0.92%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,535,104
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	1,963,074
Sprint Capital Corporation	6.88	11-15-2028	750,000	724,688
				5,222,866

Consumer Discretionary : 0.49%
Internet & Direct Marketing Retail : 0.15%
Amazon.com Incorporated	4.95	12-5-2044	815,000	874,543

Multiline Retail : 0.17%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	940,000	932,072

Specialty Retail : 0.17%
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	976,250

Consumer Staples : 1.20%
Beverages : 0.29%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	1,625,628

Food Products : 0.49%
Danone SA (5 Year EUR Swap +1.43%) ±	1.75	12-31-2099	2,600,000	2,774,212

Tobacco : 0.42%
Philip Morris International Incorporated	1.38	2-25-2019	2,400,000	2,389,576

Energy : 0.68%
Energy Equipment & Services : 0.11%
Oceaneering International Incorporated	6.00	2-1-2028	680,000	613,757

Oil, Gas & Consumable Fuels : 0.57%
Baker Hughes LLC	2.77	12-15-2022	1,170,000	1,103,977
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,276,511
SemGroup Corporation «	7.25	3-15-2026	875,000	840,000
				3,220,488

Financials : 6.83%
Banks : 1.79%
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,310,000	1,297,414
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,130,753
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	1,290,000	1,301,288
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	1,000,000	1,026,000
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,468,138
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	1,370,000	1,323,694
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	536,750
Santander Holdings USA Incorporated	3.70	3-28-2022	1,125,000	1,098,553
				10,182,590

Capital Markets : 1.23%
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	983,560
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	1,910,000	1,842,860
Goldman Sachs Group Incorporated (3 Month LIBOR +3.83%) ±	5.30	12-29-2049	1,100,000	1,033,560
Morgan Stanley	3.70	10-23-2024	3,235,000	3,146,738
				7,006,718

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 1.69%
ERAC USA Finance LLC 144A	4.50%	2-15-2045	$1,695,000	$1,551,614
Ford Motor Credit Company LLC	3.20	1-15-2021	2,890,000	2,798,254
PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	2,892,173
Synchrony Financial	3.95	12-1-2027	2,800,000	2,364,604
				9,606,645

Diversified Financial Services : 1.03%
Brookfield Finance LLC	4.00	4-1-2024	2,005,000	1,992,631
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,179,921
LPL Holdings Incorporated 144A	5.75	9-15-2025	600,000	568,500
Silversea Cruise Finance Limited 144A	7.25	2-1-2025	1,015,000	1,088,588
				5,829,640

Insurance : 1.09%
Brighthouse Financial Incorporated	4.70	6-22-2047	1,345,000	1,007,651
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	996,222
National Life Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	1,593,476
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	5.06	12-1-2066	1,345,000	1,113,660
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,455,398
				6,166,407

Health Care : 0.65%
Health Care Providers & Services : 0.65%
Community Health Systems Incorporated «	5.13	8-1-2021	1,000,000	946,875
CVS Health Corporation	4.78	3-25-2038	2,100,000	2,006,466
Highmark Incorporated 144A	6.13	5-15-2041	710,000	766,054
				3,719,395

Industrials : 1.79%
Chemicals : 0.26%
Avantor Incorporated	4.75	10-1-2024	1,300,000	1,491,815

Industrial Conglomerates : 0.63%
General Electric Company	2.70	10-9-2022	1,355,000	1,222,832
General Electric Company (3 Month LIBOR +3.33%) ±	5.00	12-29-2049	2,930,000	2,329,350
				3,552,182

Transportation Infrastructure : 0.90%
Toll Road Investors Partnership II LP 144A(z)	5.55	2-15-2026	5,630,000	3,791,894
Toll Road Investors Partnership II LP 144A(z)	5.77	2-15-2027	1,050,000	657,965
Toll Road Investors Partnership II LP 144A(z)	5.81	2-15-2028	1,150,000	678,376
				5,128,235

Information Technology : 0.58%
Semiconductors & Semiconductor Equipment : 0.18%
Broadcom Corporation	2.65	1-15-2023	1,115,000	1,040,868

Software : 0.17%
Citrix Systems Incorporated	4.50	12-1-2027	1,045,000	981,409

Technology Hardware, Storage & Peripherals : 0.23%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,293,382

Materials : 0.74%
Chemicals : 0.38%
The Chemours Company	4.00	5-15-2026	2,000,000	2,128,348

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging : 0.36%
Silgan Holdings Incorporated	3.25%	3-15-2025	$1,800,000	$2,046,779

Real Estate : 2.04%
Equity REITs : 1.30%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	756,048
Iron Mountain Incorporated 144A	3.00	1-15-2025	2,000,000	2,186,199
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,068,551
Simon Property Group LP	2.20	2-1-2019	2,400,000	2,396,072
				7,406,870

Real Estate Management & Development : 0.74%
Newmark Group Incorporated 144A	6.13	11-15-2023	1,985,000	1,951,387
Washington Prime Group	3.85	4-1-2020	2,275,000	2,252,970
				4,204,357

Utilities : 0.90%
Electric Utilities : 0.71%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,323,720
Oglethorpe Power Corporation 144A	5.05	10-1-2048	1,060,000	1,035,671
South Carolina Edison Company	4.13	3-1-2048	1,835,000	1,637,478
				3,996,869

Independent Power & Renewable Electricity Producers : 0.19%
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	310,724	311,501
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	777,171
				1,088,672

Total Corporate Bonds and Notes (Cost $106,499,776)				103,137,023

Foreign Corporate Bonds and Notes @: 3.33%
Communication Services : 0.35%
Media : 0.35%
Altice SA (EUR) 144A	7.25	5-15-2022	1,800,000	1,971,471

Consumer Discretionary : 0.88%
Auto Components : 0.22%
HP Pelzer Holding GmbH (EUR) 144A	4.13	4-1-2024	1,200,000	1,241,755

Automobiles : 0.35%
Peugeot SA Company (EUR)	2.00	3-20-2025	1,800,000	1,992,762

Internet & Direct Marketing Retail : 0.31%
Selecta Group BV (EUR) 144A	5.88	2-1-2024	1,650,000	1,777,313

Consumer Staples : 0.27%
Food Products : 0.27%
Sigma Holdings Company BV (EUR) 144A	5.75	5-15-2026	1,500,000	1,518,697

Energy : 0.61%
Oil, Gas & Consumable Fuels : 0.61%
Petroleos Mexicanos (EUR)	3.75	2-21-2024	1,000,000	1,095,307
Total SA (EUR) (5 Year EUR Swap +3.78%) ±	3.88	12-29-2049	2,000,000	2,371,750
				3,467,057

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 0.58%
Banks : 0.23%
Bankia SA (EUR) (5 Year EUR Swap +5.82%) ±	6.00%	12-31-2099	1,200,000	$1,301,571

Diversified Financial Services : 0.35%
LKQ European Holdings BV Company (EUR) 144A	3.63	4-1-2026	1,800,000	1,981,741

Industrials : 0.55%
Commercial Services & Supplies : 0.21%
Paprec Holding SA (EUR) 144A	4.00	3-31-2025	1,200,000	1,191,966

Road & Rail : 0.34%
Europcar Groupe SA (EUR) 144A	4.13	11-15-2024	1,800,000	1,953,722

Real Estate : 0.09%
Real Estate Management & Development : 0.09%
ATF Netherlands BV (EUR)	1.50	7-15-2024	500,000	543,905

Total Foreign Corporate Bonds and Notes (Cost $20,879,803)				18,941,960

Foreign Government Bonds @: 1.68%
Brazil (BRL)	10.00	1-1-2025	8,600,000	2,366,152
Brazil (BRL)	10.00	1-1-2027	4,700,000	1,280,166
Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	1,754,330
Italy (EUR) 144A	4.75	9-1-2028	2,500,000	3,226,169
Mexico (MXN)	6.50	6-9-2022	20,000,000	914,023
Total Foreign Government Bonds (Cost $10,550,874)				9,540,840

Loans : 2.83%
Communication Services : 0.54%
Media : 0.32%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±‡	5.60	10-19-2023	$1,221,875	1,206,602
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.81	1-25-2026	624,860	614,931
				1,821,533

Wireless Telecommunication Services : 0.22%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.88	2-2-2024	1,231,250	1,214,013

Energy : 0.38%
Oil, Gas & Consumable Fuels : 0.38%
Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ±‡	5.31	2-17-2025	1,243,750	1,183,117
Traverse Midstream Partners LLC (6 Month LIBOR +4.00%) ±	6.60	9-27-2024	1,005,000	999,141
				2,182,258

Financials : 0.15%
Insurance : 0.15%
HUB International Limited (3 Month LIBOR +2.75%) ±	5.49	4-25-2025	877,800	861,341

Health Care : 0.48%
Health Care Providers & Services : 0.22%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	5.60	9-2-2024	1,237,500	1,215,534

Health Care Technology : 0.21%
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) ±‡	5.09	10-23-2023	1,228,125	1,213,547

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.05%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	5.31%	6-2-2025	$302,250	$298,892

Industrials : 0.64%
Aerospace & Defense : 0.21%
TransDigm Incorporated (1 Month LIBOR +2.50%) ±	4.84	5-30-2025	1,222,628	1,190,082

Commercial Services & Supplies : 0.21%
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.69	3-11-2021	1,228,662	1,216,756

Communications Equipment : 0.22%
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.81	1-15-2026	1,250,000	1,233,200

Information Technology : 0.32%
Internet Software & Services : 0.15%
Match Group Incorporated (1 Month LIBOR +2.50%) ±‡	4.81	11-16-2022	880,000	878,900

IT Services : 0.17%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.32	7-8-2022	973,058	958,345

Materials : 0.32%
Containers & Packaging : 0.32%
Berry Plastics Group Incorporated (1 Month LIBOR +1.75%) ±	4.07	2-8-2020	762,527	757,129
Consolidated Container Company LLC (1 Month LIBOR +2.75%) ±‡	5.09	5-22-2024	297,006	293,480
Flex Acquisition Company Incorporated (1 Month LIBOR +3.25%) ±	5.55	6-29-2025	748,125	735,781
				1,786,390

Total Loans (Cost $16,354,038)				16,070,791

Municipal Obligations : 4.52%
California : 0.61%
Airport Revenue : 0.37%
San Jose CA Series B (AGM Insured)	6.60	3-1-2041	2,000,000	2,124,380

Transportation Revenue : 0.24%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) (z)	4.73	10-1-2028	2,115,000	1,333,063

				3,457,443

Illinois : 1.53%
GO Revenue : 1.01%
Chicago IL	5.43	1-1-2042	1,000,000	872,100
Cook County IL Series B (Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,096,495
Illinois Taxable Pension	5.10	6-1-2033	1,395,000	1,322,516
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) (z)	3.58	1-1-2025	1,820,000	1,464,463
				5,755,574

Tax Revenue : 0.52%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,342,869
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) (z)	3.87	6-15-2026	1,975,000	1,477,636

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place
Expansion Project Series 2012-B (z)	5.21%	12-15-2051	$765,000	$139,307
				2,959,812

				8,715,386

Maryland : 0.17%
Education Revenue : 0.17%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	975,000	955,471

Michigan : 0.30%
Miscellaneous Revenue : 0.30%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	1,585,000	1,710,532

New Jersey : 0.92%
Miscellaneous Revenue : 0.92%
New Jersey EDA Series B (AGM Insured) (z)	2.91	2-15-2019	4,250,000	4,224,033
New Jersey EDA Series B	3.29	7-1-2019	1,000,000	1,000,380
				5,224,413

New York : 0.19%
GO Revenue : 0.19%
Oyster Bay NY	3.55	2-1-2019	1,085,000	1,085,119

Pennsylvania : 0.50%
Health Revenue : 0.16%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	887,202

Miscellaneous Revenue : 0.34%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	1,945,983

				2,833,185

Texas : 0.30%
Transportation Revenue : 0.30%
North Texas Tollway Authority Build America Bonds Subordinate Lien Bond Series B-2	8.91	2-1-2030	1,595,000	1,688,084

Total Municipal Obligations (Cost $25,086,491)				25,669,633

Non-Agency Mortgage-Backed Securities : 9.13%
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	3.70	4-14-2029	3,000,000	3,001,167
Arbor Realty Collateralized Series 2016-FL Class A (1 Month LIBOR +1.70%) 144A±	4.01	9-15-2026	1,000,000	999,997
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	662,241	664,129
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	826,228	798,763
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.25	8-15-2035	1,767,920	1,766,255
Bluemountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	3.69	11-20-2028	935,000	934,992

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
BSPRT Commercial Mortgage Backed Series 2017-FL1 (1 Month LIBOR +1.35%) 144A±	3.63%	6-15-2027	$665,955	$666,163
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	3.36	10-15-2032	2,860,000	2,862,808
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±(a)	4.00	10-25-2068	625,677	622,757
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	999,570
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.27	1-20-2028	2,525,000	2,501,202
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	660,761	659,815
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±±(c)	0.22	11-15-2030	98,776	1
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.35	12-31-2027	2,500,000	2,487,330
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±(a)	3.98	10-20-2028	3,500,000	3,500,000
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,896,584	1,876,217
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 ±±(z)†	4.71	7-25-2027	22,504	15,021
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	1,439,429	1,427,884
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,597,742
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	3.31	9-15-2034	2,350,000	2,344,806
GS Mortgage Securities Trust Series 2007 Class AM ±±	5.97	8-10-2045	87,469	88,648
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	2.96	8-9-2032	765,000	761,631
Jamestown CLO Limited Series 2016-9A Class A1A (3 Month LIBOR +1.57%) 144A±	4.04	10-20-2028	2,000,000	2,000,094
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007- CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.45	6-12-2047	200,071	196,542
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007- LDPX Class AM ±±	5.46	1-15-2049	289,629	289,799
Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	600,000	603,282
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±±	0.66	5-28-2040	91,703	0
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±±(c)	0.35	10-28-2033	6,507	7
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.24	1-15-2028	1,575,000	1,560,301
RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	3.16	12-15-2037	1,264,382	1,262,504
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	3.39	4-15-2029	2,825,000	2,803,855
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.15	8-20-2030	2,508,501	2,502,975
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,096,964
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) 144A±	3.45	7-23-2027	2,900,000	2,884,134
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	3.31	1-16-2027	3,000,000	2,985,579
Whitehorse Limited Series 2014-1A Class AR (3 Month LIBOR +0.90%) 144A±	3.44	5-1-2026	3,122,445	3,116,385
Total Non-Agency Mortgage-Backed Securities (Cost $52,328,436)				51,879,319

U.S. Treasury Securities : 10.95%
U.S. Treasury Bond	2.75	11-15-2042	4,850,000	4,409,332
U.S. Treasury Bond ##	2.88	5-15-2028	8,145,000	8,056,550
U.S. Treasury Bond	3.00	8-15-2048	2,840,000	2,675,480
U.S. Treasury Bond (z)	3.06	11-15-2027	9,620,000	7,312,056
U.S. Treasury Bond	3.13	11-15-2028	3,410,000	3,444,500
U.S. Treasury Bond (z)	3.25	5-15-2036	4,945,000	2,808,584
U.S. Treasury Bond (z)	3.34	5-15-2044	9,125,000	3,910,638
U.S. Treasury Bond ##	3.38	5-15-2044	2,410,000	2,440,784
U.S. Treasury Bond	3.38	11-15-2048	975,000	988,178
U.S. Treasury Bond ##	3.75	8-15-2041	3,965,000	4,270,429
U.S. Treasury Bond ##	3.75	11-15-2043	2,775,000	2,986,594
U.S. Treasury Bond ##	4.25	11-15-2040	1,385,000	1,601,731
U.S. Treasury Bond ##	6.13	11-15-2027	3,875,000	4,820,894
U.S. Treasury Note	2.88	9-30-2023	4,080,000	4,084,781

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	8-31-2022	$465,000	$444,965
U.S. Treasury Note	2.00	10-31-2022	8,210,000	7,954,400
Total U.S. Treasury Securities (Cost $63,253,965)				62,209,896

Yankee Corporate Bonds and Notes : 10.19%
Communication Services : 0.62%
Diversified Telecommunication Services : 0.14%
Telefonica Emisiones SAU	5.21	3-8-2047	885,000	803,390

Wireless Telecommunication Services : 0.48%
British Telecommunication %%	5.13	12-4-2028	2,740,000	2,734,228

Consumer Staples : 0.56%
Beverages : 0.56%
Bacardi Limited 144A	5.30	5-15-2048	1,485,000	1,365,515
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	1,810,000	1,799,965
				3,165,480

Energy : 0.84%
Energy Equipment & Services : 0.16%
Ensco plc	5.75	10-1-2044	1,500,000	922,500

Oil, Gas & Consumable Fuels : 0.68%
BP Capital Markets plc	3.22	11-28-2023	2,170,000	2,120,187
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,037,411
Petroleos Mexicanos 144A	6.50	1-23-2029	765,000	704,489
				3,862,087

Financials : 6.51%
Banks : 3.27%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,781,552
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,018,436
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,515,678
Banco General SA 144A	4.13	8-7-2027	1,035,000	948,578
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,526,000	1,445,885
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,623,403
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,678,750
Banco Santander SA	4.25	4-11-2027	1,600,000	1,480,018
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,090,400
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,363,760
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,719,347
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,409,658
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	485,018
				18,560,483

Capital Markets : 0.43%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,425,504

Consumer Finance : 0.20%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	1,165,000	1,130,672

Diversified Financial Services : 1.27%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,214,899
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,179,087
General Electric Capital International Funding Company	2.34	11-15-2020	1,390,000	1,321,265
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	800,000	815,763

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00%	12-29-2049	$1,650,000	$1,695,375
				7,226,389

Insurance : 0.95%
Axis Specialty Finance plc	2.65	4-1-2019	1,970,000	1,965,263
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,535,982
Validus Holdings Limited	8.88	1-26-2040	1,335,000	1,919,838
				5,421,083

Thrifts & Mortgage Finance : 0.39%
Nationwide Building Society (5 Year USD Swap Rate +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,192,044

Health Care : 0.84%
Pharmaceuticals : 0.84%
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,550,000	2,444,526
Teva Pharmaceutical Finance BV	2.20	7-21-2021	1,200,000	1,114,215
Teva Pharmaceutical Finance BV	4.10	10-1-2046	1,700,000	1,193,564
				4,752,305

Industrials : 0.22%
Transportation Infrastructure : 0.22%
Mexico City Airport Trust 144A	5.50	7-31-2047	1,695,000	1,267,013

Utilities : 0.60%
Electric Utilities : 0.60%
Transelec SA 144A	3.88	1-12-2029	860,000	779,384
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,651,660
				3,431,044

Total Yankee Corporate Bonds and Notes (Cost $59,610,369)				57,894,222

Yankee Government Bonds : 3.17%
Bermuda 144A	3.72	1-25-2027	995,000	943,469
Bermuda 144A	4.14	1-3-2023	1,210,000	1,218,930
Hashemite Kingdom of Jordan	3.00	6-30-2025	3,000,000	2,936,738
Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	1,700,400
Republic of Argentina	6.88	4-22-2021	1,280,000	1,207,680
Republic of Argentina	6.88	1-11-2048	1,000,000	720,000
Republic of Argentina	7.50	4-22-2026	1,350,000	1,146,164
Republic of Brazil	4.63	1-13-2028	1,795,000	1,697,190
Republic of Chile	3.86	6-21-2047	1,000,000	906,500
Republic of Ecuador 144A	7.88	1-23-2028	500,000	420,850
Republic of Kenya 144A	8.25	2-28-2048	750,000	645,390
Republic of Senegal 144A	6.25	5-23-2033	750,000	631,620
Ukraine	1.47	9-29-2021	3,000,000	2,881,194
Ukraine 144A	7.38	9-25-2032	1,200,000	968,112
Total Yankee Government Bonds (Cost $19,927,732)				18,024,237

Short-Term Investments : 7.29%
Commercial Paper : 0.88%
Catholic Health Initiatives (p)(z)	2.34	12-19-2018	5,000,000	4,993,896

	Yield		Shares
Investment Companies : 6.04%
Securities Lending Cash Investments LLC (l)(r)(u)	2.38		919,848	919,940

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name		Yield		Shares	Value
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.13%		33,425,264	$33,425,264
					34,345,204

			Maturity date	Principal
U.S. Treasury Securities : 0.37%
U.S. Treasury Bill (z)#		1.62	12-13-2018	$1,900,000	1,898,864
U.S. Treasury Bill (z)#		1.91	12-27-2018	180,000	179,735
					2,078,599

Total Short-Term Investments (Cost $41,417,109)					41,417,699

Total investments in securities (Cost $595,896,379)	102.54%				582,504,081
Other assets and liabilities, net	(2.54)				(14,433,526)

Total net assets	100.00%				$568,070,555

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
(p)	Asset-backed commercial paper
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
EDA	Economic Development Authority
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
REIT	Real estate investment trust
TVA	Tennessee Valley Authority

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro-BTP Futures	20	12-6-2018	$2,743,563	$2,820,288	$76,725	$0
U.S. Long Term Bond	65	3-20-2019	9,058,835	9,093,906	35,071	0
U.S. Ultra Bond	50	3-20-2019	7,586,633	7,620,313	33,680	0
10-Year U.S. Treasury Notes	20	3-20-2019	2,379,552	2,389,063	9,511	0
10-Year Ultra Futures	100	3-20-2019	12,576,733	12,650,000	73,267	0
5-Year U.S. Treasury Notes	217	3-29-2019	24,480,493	24,512,523	32,030	0
2-Year U.S. Treasury Notes	242	3-29-2019	51,050,990	51,058,219	7,229	0
Short
Euro-BOBL Futures	(90)	12-6-2018	(13,405,396)	(13,446,294)	0	(40,898)
Euro-Bund Futures	(80)	12-6-2018	(14,538,757)	(14,630,358)	0	(91,601)

					$ 267,513	$ (132,499)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,465,008 USD	1,900,000 CAD	Citibank	12-28-2018	$33,924	$0
33,723,724 USD	28,575,000 EUR	Citibank	12-28-2018	1,294,320	0
3,077,318 USD	2,600,000 EUR	Citibank	12-28-2018	126,612	0
1,020,491 USD	880,000 EUR	Citibank	12-28-2018	21,790	0
314,000,000 JPY	2,818,083 USD	Citibank	12-28-2018	0	(45,028)

				$1,476,646	$(45,028)

Centrally Cleared Credit Default Swaps

	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses
Reference index
Sell protection
Markit iTraxx Europe Index	1.00%	Quarterly	12-20-2023	4,000,000 EUR	$52,450	$74,021	$0	$ (21,571)
Markit iTraxx Europe Index	5.00	Quarterly	12-20-2023	3,000,000 EUR	262,075	378,371	0	(116,296)

						$452,392	$0	$(137,867)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	892,078	3,274,758	3,246,988	919,848	$919,940
Wells Fargo Government Money Market Fund Select Class	25,332,190	68,925,874	60,832,800	33,425,264	33,425,264

					$34,345,204	6.04%

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$141,028,980	$0	$141,028,980
Asset-backed securities	0	36,689,481	0	36,689,481
Corporate bonds and notes	0	103,137,023	0	103,137,023
Foreign corporate bonds and notes	0	18,941,960	0	18,941,960
Foreign government bonds	0	9,540,840	0	9,540,840
Loans	0	11,295,145	4,775,646	16,070,791
Municipal obligations	0	25,669,633	0	25,669,633
Non-agency mortgage-backed securities	0	51,879,319	0	51,879,319
U.S. Treasury securities	62,209,896	0	0	62,209,896
Yankee corporate bonds and notes	0	57,894,222	0	57,894,222
Yankee government bonds	0	18,024,237	0	18,024,237
Short-term investments
Commercial paper	0	4,993,896	0	4,993,896
Investment companies	33,425,264	919,940	0	34,345,204
U.S. Treasury securities	2,078,599	0	0	2,078,599

	97,713,759	480,014,676	4,775,646	582,504,081
Forward foreign currency contracts	0	1,476,646	0	1,476,646
Futures contracts	267,513	0	0	267,513

Total assets	$97,821,272	$481,491,322	$4,775,646	$584,248,240

Liabilities
Credit default swap contracts	$0	$137,867	$0	$137,867
Forward foreign currency contracts	0	45,028	0	45,028
Futures contracts	132,499	0	0	132,499

Total liabilities	$132,499	$182,895	$0	$315,394

Futures contracts, forward foreign currency contracts and OTC swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 43.17%
FHLMC (12 Month LIBOR +1.64%) ±	3.19%	7-1-2047	$6,041,349	$5,963,040
FHLMC (12 Month LIBOR +1.84%) ±	3.41	5-1-2042	2,394,325	2,415,860
FHLMC	4.00	10-1-2033	746,916	765,076
FHLMC	4.00	1-1-2034	650,062	663,542
FHLMC	4.50	4-1-2031	1,676,064	1,740,790
FHLMC Multifamily Structured Pass-Through Certificates Series KI02
Class A (1 Month LIBOR +0.20%) ±	2.51	2-25-2023	2,714,365	2,714,363
FHLMC Series 3632 Class PK	5.00	2-15-2040	4,526,725	4,765,752
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,492,248	1,527,518
FNMA	2.00	3-25-2028	2,281,156	2,194,290
FNMA (12 Month LIBOR +1.61%) ±	2.76	3-1-2047	7,608,549	7,536,480
FNMA (12 Month LIBOR +1.60%) ±	2.95	8-1-2047	4,454,558	4,427,768
FNMA	3.00	7-1-2026	21,770,117	21,718,974
FNMA (12 Month LIBOR +1.62%) ±	3.75	8-1-2048	3,514,189	3,569,169
FNMA	4.00	4-1-2032	713,536	728,151
FNMA	4.00	10-1-2033	1,087,288	1,110,930
FNMA %%	4.00	12-18-2033	10,000,000	10,186,328
FNMA	4.00	2-1-2034	6,060,313	6,207,120
FNMA	4.00	7-1-2034	1,458,460	1,489,731
FNMA	4.00	5-1-2041	15,615,803	15,993,386
FNMA	4.50	4-1-2024	2,223,820	2,285,166
FNMA	4.50	6-1-2025	873,732	909,890
FNMA	4.50	10-1-2026	2,855,993	2,980,043
FNMA	4.50	10-1-2026	2,630,015	2,703,019
FNMA	4.50	3-1-2027	4,121,621	4,235,957
FNMA	4.50	9-1-2037	685,317	714,854
FNMA	4.50	11-1-2048	9,191,297	9,465,477
FNMA	5.00	10-1-2040	1,336,382	1,402,600
FNMA	5.00	5-1-2046	534,418	566,250
FNMA Series 2009-20 Class DT	4.50	4-25-2039	2,032,129	2,131,580
FNMA Series 2013-103 Class H	4.50	3-25-2038	2,596,564	2,662,987
FNMA Series 2013-90 Class A	4.00	11-25-2038	3,703,301	3,739,280
FNMA Series 2015-57 Class AB	3.00	8-25-2045	3,454,095	3,389,766
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	2.53	3-25-2019	241,502	241,121
GNMA	4.50	10-20-2048	3,077,176	3,176,335
GNMA	5.00	10-15-2039	1,277,635	1,360,775
GNMA	5.00	8-20-2048	11,211,068	11,723,611
GNMA	5.00	9-20-2048	20,822,280	21,781,472
GNMA	5.00	12-19-2048	(40,200,000)	(41,939,080)
GNMA %%	5.00	12-19-2048	40,200,000	41,939,080
GNMA %%	5.00	12-20-2048	13,965,000	14,600,170
GNMA %%	5.00	1-23-2049	44,500,000	46,357,308
GNMA %%	5.00	2-21-2049	7,900,000	8,218,693
GNMA 2012-124 Class PT	6.00	10-20-2042	2,464,743	2,679,182
GNMA 2012-141 Class WD ±±	4.98	7-20-2040	2,611,598	2,770,341
GNMA Series 2011-137 Class WA ±±	5.56	7-20-2040	2,974,768	3,237,177
GNMA Series 2016-112 Class AW ±±	7.13	12-20-2040	2,501,190	2,834,829
Total Agency Securities (Cost $254,057,743)				251,886,151

Asset-Backed Securities : 13.92%
Bank Of The West Auto Trust Series 2018-1 Class A4 144A	3.59	12-15-2023	4,483,000	4,505,996
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	6,085,000	5,936,505
Ford Credit Auto Owner Trust Series 2017-2 Class A 144A	2.36	3-15-2029	2,414,000	2,319,749
Hertz Fleet Lease Funding LP Series 2018-1 Class A2 144A	3.23	5-10-2032	4,640,000	4,644,478
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	10,196,000	10,027,945
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	3.01	9-16-2024	2,767,420	2,772,697
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.65	1-25-2037	3,147,298	3,128,266
Nelnet Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	2.76	8-23-2027	961,428	958,178
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	3.12	9-25-2065	6,177,044	6,231,871
Nelnet Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.44%) 144A±	2.76	9-27-2066	3,773,000	3,777,791
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	3.55	11-25-2042	1,417,367	1,433,994

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) 144A±	3.09%	10-25-2029	$3,874,000	$3,887,919
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	3.09	10-25-2029	6,174,000	6,189,147
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	2.63	10-27-2031	3,349,690	3,329,043
SLM Student Loan Trust Series 2010-A Class 1A (PRIME -0.05%) 144A±	5.20	5-16-2044	566,099	572,774
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.97	12-27-2038	6,255,788	6,289,741
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	802,297	800,945
SLM Student Loan Trust Series 2014-A Class A2B (1 Month LIBOR +1.15%) 144A±	3.46	1-15-2026	1,170,138	1,173,495
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	3,353,771	3,305,441
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	3,524,969	3,484,213
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.76	2-17-2032	2,424,929	2,475,686
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) 144A±	3.06	10-15-2035	3,950,000	3,949,994
Total Asset-Backed Securities (Cost $81,361,897)				81,195,868

Non-Agency Mortgage-Backed Securities : 5.81%
Colt Funding LLC Series 2018-4 Class A1 144A±±	4.01	12-28-2048	1,821,000	1,822,279
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	2,684,567	2,674,645
COMM Mortgage Trust Series 2013-LC6 Class A3	2.67	1-10-2046	3,099,489	3,011,493
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	305,076	305,819
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A1 144A	3.50	9-15-2023	3,958,000	3,972,274
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	623,589	624,962
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	494,190	497,000
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	1,665,474	1,659,178
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,364,903	1,380,264
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class A3	3.14	6-15-2045	698,668	697,988
JPMorgan Mortgage Trust Series 2017-5 Class A1 144A±±	3.17	10-26-2048	3,236,300	3,191,432
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	292,943	295,443
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	3.42	10-27-2036	1,587,562	1,608,996
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	3.27	1-25-2039	3,425,749	3,447,664
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	3.17	7-25-2039	1,563,615	1,570,726
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	3.02	3-26-2040	1,961,618	1,966,942
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	2.92	7-25-2040	1,813,306	1,816,645
Verus Securitization Trust Series 2018-2 Class A1 144A±±	3.68	6-1-2058	3,387,790	3,369,733
Total Non-Agency Mortgage-Backed Securities (Cost $34,267,693)				33,913,483

U.S. Treasury Securities : 37.95%
U.S. Treasury Note	1.13	1-31-2019	3,189,000	3,182,868
U.S. Treasury Note	1.38	2-15-2020	3,289,000	3,234,783
U.S. Treasury Note	1.38	9-30-2020	8,024,000	7,820,266
U.S. Treasury Note	1.63	3-15-2020	3,592,000	3,539,523
U.S. Treasury Note	1.75	11-15-2020	16,876,000	16,537,162
U.S. Treasury Note	2.38	4-30-2020	13,979,000	13,898,730
U.S. Treasury Note	2.38	4-15-2021	6,612,000	6,545,105
U.S. Treasury Note	2.63	7-31-2020	10,135,000	10,104,120
U.S. Treasury Note	2.63	8-31-2020	4,167,000	4,153,653
U.S. Treasury Note	2.63	5-15-2021	2,000,000	1,990,859
U.S. Treasury Note	2.63	7-15-2021	14,890,000	14,816,132
U.S. Treasury Note ##	2.75	11-30-2020	41,327,000	41,281,799
U.S. Treasury Note	2.75	8-15-2021	9,749,000	9,729,959
U.S. Treasury Note	2.75	9-15-2021	5,000,000	4,990,430
U.S. Treasury Note	2.88	10-31-2020	3,229,000	3,232,153

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note ##		2.88%	11-15-2021	$76,273,000	$76,380,259
Total U.S. Treasury Securities (Cost $221,678,115)					221,437,801

		Yield		Shares
Short-Term Investments : 1.16%
Investment Companies : 1.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.13		6,765,540	6,765,540

Total Short-Term Investments (Cost $6,765,540)					6,765,540

Total investments in securities (Cost $598,130,988)	102.01%				595,198,843
Other assets and liabilities, net	(2.01)				(11,708,989)

Total net assets	100.00%				$583,489,854

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

3

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	378	3-29-2019	$79,746,906	$79,752,094	$5,188	$0
Short
10-Year Ultra Futures	(512)	3-20-2019	(15,652,815)	(15,686,000)	0	(33,185)
5-Year U.S. Treasury Notes	(388)	3-29-2019	(43,815,981)	(43,828,844)	0	(12,863)

					$5,188	$(46,048)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	11,514,693	168,264,380	173,013,533	6,765,540	$6,765,540	1.16%

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$251,886,151	$0	$251,886,151
Asset-backed securities	0	81,195,868	0	81,195,868
Non-agency mortgage-backed securities	0	33,913,483	0	33,913,483
U.S. Treasury securities	221,437,801	0	0	221,437,801
Short-term investments
Investment companies	6,765,540	0	0	6,765,540

	228,203,341	366,995,502	0	595,198,843
Futures contracts	5,188	0	0	5,188

Total assets	$228,208,529	$0	$0	$595,204,031

Liabilities
Futures contracts	$46,048	$0	$0	$46,048

Total liabilities	$46,048	$0	$0	$46,048

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2018, the Fund had segregated $531,453 as cash collateral for these open futures contracts.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 5.48%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$505,982	$505,972
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	457,915	449,509
FHLMC (3 Year Treasury Constant Maturity +2.24%) ±	3.46	5-1-2026	30,167	30,026
FHLMC	3.50	10-15-2025	497,485	503,996
FHLMC	3.50	6-15-2038	238,901	239,017
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.92	4-1-2038	258,355	272,281
FHLMC	4.00	5-1-2025	907,527	926,915
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.12	4-1-2032	37,185	38,820
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.37	7-1-2029	2,262	2,330
FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	2,499	2,521
FHLMC	6.00	10-1-2021	119,514	122,446
FHLMC	9.00	6-1-2019	1,423	1,422
FHLMC	9.00	10-1-2019	11,659	11,685
FHLMC	9.50	12-1-2022	5,663	5,708
FHLMC	10.50	2-1-2019	28	28
FHLMC	10.50	4-1-2019	40	40
FHLMC	10.50	5-1-2019	29	29
FHLMC	10.50	6-1-2019	103	103
FHLMC	10.50	7-1-2019	98	98
FHLMC Series 2597 Series AE	5.50	4-15-2033	68,034	71,195
FHLMC Series 2642 Class AR	4.50	7-15-2023	226,862	233,379
FHLMC Series 3266 Class D	5.00	1-15-2022	6,456	6,456
FHLMC Series 3609 Class LA	4.00	12-15-2024	20,386	20,415
FHLMC Series 3855 Class HL	3.50	2-15-2026	72,350	72,365
FHLMC Series 3920 Class AB	3.00	9-15-2025	301,376	301,525
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	2.47	9-25-2022	143,832	144,029
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.53	7-25-2020	1,485,000	1,484,999
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.79	10-25-2021	1,209,245	1,210,515
FHLMC Series T-42 Class A6	9.50	2-25-2042	320,891	381,193
FHLMC Series T-57 Class 2A1 ±±	4.00	7-25-2043	80,222	84,094
FHLMC Series T-59 Class 2A1 ±±	3.88	10-25-2043	907,283	912,986
FNMA	3.02	11-1-2020	252,739	251,913
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	3.24	8-1-2034	258,436	261,777
FNMA	4.00	6-25-2026	504,412	523,837
FNMA	4.00	9-1-2026	1,403,162	1,430,458
FNMA	4.00	8-25-2037	371,887	374,940
FNMA (12 Month Treasury Average +2.29%) ±	4.23	10-1-2036	993,721	1,028,747
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.24	8-1-2036	1,243,444	1,311,697
FNMA (12 Month LIBOR +1.81%) ±	4.24	9-1-2040	797,216	834,229
FNMA (12 Month Treasury Average +2.41%) ±	4.34	7-1-2036	970,273	1,009,691
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	42,194	44,176
FNMA	5.50	3-1-2023	437,728	451,918
FNMA	5.50	8-25-2034	76,750	76,657
FNMA	6.00	4-1-2021	49,223	50,087
FNMA	6.00	3-1-2033	486,169	525,978
FNMA	6.50	8-1-2031	198,144	217,878
FNMA	8.00	9-1-2023	975	980
FNMA	8.33	7-15-2020	1,936	1,960
FNMA	9.00	2-15-2020	125	127
FNMA	9.00	11-1-2024	39,760	42,285
FNMA	11.00	10-15-2020	1,453	1,470
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	528,435	613,014
FNMA Series 1989-29 Class Z	10.00	6-25-2019	6,604	6,682
FNMA Series 1989-63 Class Z	9.40	10-25-2019	1,175	1,194
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	34,591	39,560
FNMA Series 2003-41 Class PE	5.50	5-25-2023	275,011	281,902
FNMA Series 2003-W11 Class A1 ±±	5.57	6-25-2033	7,007	7,306
FNMA Series 2003-W6 Class 6A ±±	4.26	8-25-2042	707,838	718,676
FNMA Series 2003-W6 Class PT4 ±±	8.44	10-25-2042	67,130	80,414
FNMA Series 2004-32 Class AY	4.00	5-25-2019	5,229	5,230
FNMA Series 2004-90 Class XY	4.00	9-25-2034	8,162	8,148
FNMA Series 2005-84 Class MB	5.75	10-25-2035	421,359	448,795
FNMA Series 2008-53 Class CA	5.00	7-25-2023	61,686	61,928
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	359,032	359,184
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,772,055	1,817,875
FNMA Series 2011-133 Class A	3.50	6-25-2029	211,465	211,927
FNMA Series 2011-39 Class CA	3.00	5-25-2024	15,838	15,808

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	4-20-2035	$109,339	$111,289
GNMA	8.00	12-15-2023	13,357	14,240
GNMA	9.00	11-15-2024	3,969	4,107
GNMA Series 2011-70 Class BE	3.00	8-25-2026	87,308	87,155
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.47	5-20-2067	450,221	449,636
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.47	8-20-2067	711,178	710,507
Total Agency Securities (Cost $22,440,937)				22,531,479

Asset-Backed Securities : 10.69%
Ascentium Equipment Receivables LLC Series 2017-2A Class A2 144A	2.00	5-11-2020	1,463,950	1,456,208
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.64	7-22-2019	36,050	36,026
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	1,531,240	1,530,611
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	2,273,434	2,248,006
Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.62	2-24-2020	633,382	633,720
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	3.11	6-25-2026	1,068,711	1,072,598
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	2,491,371	2,477,308
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	848,576	845,945
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	3,089,480	3,077,356
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (1 Month LIBOR +0.85%) 144A±	3.16	5-17-2021	1,830,000	1,834,770
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	3.37	2-25-2034	961,790	939,750
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,234,375	1,220,686
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	451,397	450,129
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,844,992
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	3.09	6-27-2022	2,000,000	2,002,482
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,775,000	1,760,493
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	2,310,680	2,303,334
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.43	9-15-2026	1,552,985	1,550,516
SLM Student Loan Trust Series 2007- 4 Class B1 (3 Month LIBOR +0.14%) ±	2.63	7-25-2025	2,695,221	2,677,233
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	2.83	3-25-2026	401,128	401,982
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.92	11-25-2027	339,425	340,828
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.97	12-27-2038	2,071,085	2,082,326
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.54	10-25-2027	1,980,585	2,002,578
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.91	1-25-2046	2,629,027	2,619,410
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,800,000	1,784,130
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	418,631	417,682
Volvo Financial Equipment LLC Series 2018-AA (1 Month LIBOR +0.52%) 144A±	2.83	7-17-2023	2,240,000	2,240,000
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,375,000	1,371,787
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	794,377	792,592
Total Asset-Backed Securities (Cost $44,134,268)				44,015,478

Corporate Bonds and Notes : 46.48%
Communication Services : 4.70%
Diversified Telecommunication Services : 1.22%
AT&T Incorporated	2.80	2-17-2021	1,910,000	1,875,700
AT&T Incorporated	5.00	3-1-2021	1,085,000	1,114,852
AT&T Incorporated	5.80	2-15-2019	783,000	787,440
Broadcom International Limited	2.38	1-15-2020	1,280,000	1,263,144
				5,041,136

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media: 3.16%
Charter Communications Operating LLC	3.58%	7-23-2020	$3,000,000	$2,988,908
Comcast Corporation	3.45	10-1-2021	3,000,000	3,003,385
Discovery Communications LLC 144A	3.50	6-15-2022	2,025,000	1,980,005
Interpublic Group Companies	3.75	2-15-2023	2,025,000	2,007,655
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,675,688
TEGNA Incorporated	5.13	7-15-2020	1,340,000	1,340,000
				12,995,641

Wireless Telecommunication Services: 0.32%
Sprint Spectrum LP 144A	3.36	3-20-2023	1,320,000	1,305,150

Consumer Discretionary: 2.61%
Auto Components: 0.51%
ZF North America Capital Incorporated 144A	4.00	4-29-2020	2,110,000	2,097,511

Hotels, Restaurants & Leisure: 0.66%
GLP Capital LP	4.88	11-1-2020	1,340,000	1,346,700
MGM Resorts International	5.25	3-31-2020	1,340,000	1,356,750
				2,703,450

Household Durables: 0.66%
D.R. Horton Incorporated	4.75	2-15-2023	2,000,000	2,029,008
Lennar Corporation	4.50	11-15-2019	445,000	445,834
Lennar Corporation	4.75	11-15-2022	251,000	249,218
				2,724,060

Internet & Direct Marketing Retail: 0.18%
Amazon.com Incorporated	1.90	8-21-2020	765,000	751,371

Multiline Retail: 0.29%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	1,205,000	1,194,836

Specialty Retail: 0.31%
Group 1 Automotive Incorporated	5.00	6-1-2022	1,300,000	1,267,500

Consumer Staples: 3.36%
Food Products: 2.42%
Campbell Soup Company	3.30	3-15-2021	2,380,000	2,354,854
Conagra Brands Incorporated	3.80	10-22-2021	2,875,000	2,868,951
General Mills Incorporated	3.20	4-16-2021	1,800,000	1,782,904
Hershey Company	3.38	5-15-2023	2,950,000	2,935,820
				9,942,529

Tobacco: 0.94%
British American Tobacco Capital Corporation	2.30	8-14-2020	1,785,000	1,736,446
Philip Morris International Incorporated	1.38	2-25-2019	2,165,000	2,155,596
				3,892,042

Energy: 1.12%
Oil, Gas & Consumable Fuels: 1.12%
Baker Hughes LLC	2.77	12-15-2022	850,000	802,035
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	832,883
Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,981,539
				4,616,457

3

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials: 17.44%
Banks: 5.83%
Australia & New Zealand Banking Group Limited	2.25%	11-9-2020	$2,210,000	$2,162,383
Bank of America Corporation	2.15	11-9-2020	2,000,000	1,950,228
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	2,240,000	2,298,240
Citibank NA	3.40	7-23-2021	2,000,000	1,987,482
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,225,154
Citizens Bank	2.20	5-26-2020	2,000,000	1,961,340
Fifth Third Bank	2.30	3-15-2019	1,845,000	1,841,665
HSBC Bank USA NA	4.88	8-24-2020	3,000,000	3,054,184
JPMorgan Chase & Company	1.65	9-23-2019	2,000,000	1,978,335
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	1,000,000	996,202
Synchrony Bank	3.65	5-24-2021	1,075,000	1,052,023
US Bank NA	2.05	10-23-2020	2,540,000	2,481,226
				23,988,462

Capital Markets: 1.61%
Goldman Sachs Group Incorporated	2.30	12-13-2019	1,000,000	988,707
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,798,060
Morgan Stanley	2.20	12-7-2018	2,000,000	1,999,920
Morgan Stanley	2.45	2-1-2019	840,000	839,052
				6,625,739

Consumer Finance: 4.40%
American Express Company	3.40	2-27-2023	1,120,000	1,095,022
Capital One Financial Corporation	2.50	5-12-2020	3,000,000	2,955,530
Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	510,865
Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,804,957
Ford Motor Credit Company LLC	3.20	1-15-2021	1,335,000	1,292,619
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	3.31	10-12-2021	1,160,000	1,137,200
General Motors Financial Company Incorporated	3.15	1-15-2020	3,000,000	2,979,551
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,994,345
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	1,999,733
Synchrony Financial	2.60	1-15-2019	1,335,000	1,333,438
				18,103,260

Diversified Financial Services: 1.16%
IBM Credit LLC	3.45	11-30-2020	2,590,000	2,590,418
WEA Finance LLC 144A	3.25	10-5-2020	2,205,000	2,189,753
				4,780,171

Insurance: 4.44%
Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,842,986
Jackson National Life Global Company 144A	3.30	6-11-2021	2,340,000	2,324,441
Jackson National Life Global Company 144A	2.50	6-27-2022	5,000,000	4,812,087
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,798,853
Metropolitan Life Global Funding Incorporated 144A	1.75	12-19-2018	2,000,000	1,999,220
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,090,168
Protective Life Global Funding 144A	2.26	4-8-2020	1,450,000	1,428,138
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,969,961
				18,265,854

Health Care: 3.95%
Biotechnology: 0.50%
Abbvie Incorporated	3.38	11-14-2021	2,065,000	2,045,097

Health Care Providers & Services: 1.52%
Anthem Incorporated	2.50	11-21-2020	1,235,000	1,211,355
CVS Health Corporation	3.13	3-9-2020	2,345,000	2,332,921
HCA Incorporated	6.50	2-15-2020	1,315,000	1,351,163
Tenet Healthcare Corporation	6.00%	10-1-2020	1,340,000	1,366,800
				6,262,239

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 1.93%
Bayer US Finance LLC 144A	3.88	12-15-2023	$1,725,000	$1,684,821
Eli Lilly and Company	2.35	5-15-2022	3,000,000	2,914,360
EMD Finance LLC 144A	2.40	3-19-2020	1,925,000	1,895,876
Teva Pharmaceutical Finance LLC «	2.25	3-18-2020	1,500,000	1,460,857
				7,955,914

Industrials: 2.62%
Aerospace & Defense: 0.98%
Rockwell Collins Incorporated	1.95	7-15-2019	1,530,000	1,518,158
Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	3.13	6-15-2021	2,500,000	2,497,037
				4,015,195

Airlines: 0.55%
Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	988,275
Delta Air Lines Incorporated	4.75	11-7-2021	1,273,140	1,290,200
				2,278,475

Industrial Conglomerates: 0.70%
General Electric Company	2.50	3-28-2020	3,000,000	2,900,961

Professional Services: 0.12%
Equifax Incorporated	3.60	8-15-2021	500,000	496,314

Transportation Infrastructure: 0.27%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,093,314

Information Technology: 4.44%
IT Services: 0.58%
IBM Corporation	1.80	5-17-2019	2,405,000	2,392,931

Semiconductors & Semiconductor Equipment: 1.17%
Broadcom Corporation	2.65	1-15-2023	3,000,000	2,800,542
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	1,999,770
				4,800,312

Software: 0.35%
Microsoft Corporation	2.40	2-6-2022	1,500,000	1,465,803

Technology Hardware, Storage & Peripherals: 2.34%
Apple Incorporated	2.15	2-9-2022	3,000,000	2,893,578
EMC Corporation	2.65	6-1-2020	4,340,000	4,226,282
Hewlett Packard Enterprise Company	3.60	10-15-2020	2,500,000	2,498,206
				9,618,066

Materials: 1.09%
Chemicals: 0.49%
Dowdupont Incorporated	4.21	11-15-2023	2,010,000	2,027,824

Paper & Forest Products: 0.60%
Georgia Pacific LLC 144A	2.54	11-15-2019	2,495,000	2,475,787

5

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate: 2.03%
Equity REITs: 1.11%
DDR Corporation	4.63%	7-15-2022	$2,355,000	$2,412,497
Simon Property Group LP	2.20	2-1-2019	2,165,000	2,161,457
				4,573,954

Real Estate Management & Development: 0.92%
Newmark Group Incorporated 144A	6.13	11-15-2023	1,745,000	1,715,451
Washington Prime Group	3.85	4-1-2020	2,065,000	2,045,003
				3,760,454

Utilities: 3.12%
Electric Utilities: 1.98%
Duke Energy Corporation	5.05	9-15-2019	3,000,000	3,034,268
Edison International	2.13	4-15-2020	1,200,000	1,164,389
Exelon Corporation	3.50	6-1-2022	1,895,000	1,837,945
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,097,065
				8,133,667

Multi-Utilities: 1.14%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,353,740
Centerpoint Energy Incorporated	3.60	11-1-2021	2,000,000	1,991,741
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,362,807
				4,708,288

Total Corporate Bonds and Notes (Cost $193,545,046)				191,299,764

Municipal Obligations: 4.18%
California: 0.23%
Miscellaneous Revenue: 0.23%
Roman Catholic Diocese of Oakland CA	6.04	11-1-2019	935,000	955,573

Connecticut: 0.73%
GO Revenue: 0.73%
Connecticut Series A	2.30	1-15-2019	3,000,000	2,997,300

Georgia: 0.25%
Health Revenue: 0.25%
Medical Center GA Hospital Authority Taxable Refunding Bond Columbus Regional Healthcare System Incorporated Project	4.88	8-1-2022	1,000,000	1,043,990

Illinois: 0.97%
Miscellaneous Revenue: 0.75%
Illinois Series 2014	5.00	5-1-2019	3,070,000	3,099,626

Tax Revenue: 0.22%
Chicago IL Retiree Health Series B	6.30	12-1-2021	870,000	906,105

				4,005,731

Michigan: 0.49%
Water & Sewer Revenue: 0.49%
Michigan Finance Authority Series D5	2.85	7-1-2019	2,000,000	1,998,580

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey: 0.85%
Miscellaneous Revenue: 0.85%
New Jersey EDA Series B (AGM Insured) (z)	3.18%	2-15-2019	$3,500,000	$3,478,615

Oregon: 0.24%
GO Revenue: 0.24%
Portland OR Taxable Pension (m)(n)ø	2.71	6-1-2019	1,000,000	1,000,000

Pennsylvania: 0.22%
Miscellaneous Revenue: 0.22%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) (z)	4.75	4-15-2021	970,000	887,366

Rhode Island: 0.20%
Industrial Development Revenue: 0.20%
Rhode Island EDA (AGM Insured)	7.75	11-1-2020	800,000	832,584

Total Municipal Obligations (Cost $17,203,046)				17,199,739

Non-Agency Mortgage-Backed Securities: 17.02%
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.25	8-15-2035	1,157,094	1,156,004
Benefit Street Partners CLO Ltimited Series 2014-IVA Class A1R (3 Month LIBOR +1.49%) 144A±	3.96	1-20-2029	2,300,000	2,301,093
Bluemountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	3.69	11-20-2028	1,400,000	1,399,987
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	3.36	10-15-2032	2,640,000	2,642,592
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±(a)	4.00	10-25-2068	536,998	534,492
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,209,092	1,187,270
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	1,365,000	1,356,778
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	3.10	7-15-2032	2,850,000	2,842,878
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.27	1-20-2028	2,440,000	2,417,003
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	124,857
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	3.16	7-15-2032	2,100,000	2,099,197
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.41	7-15-2030	1,056,867	1,052,542
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	2,088,994	2,079,001
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,145,438	2,144,558
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	1,436,015	1,416,931
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±±(z)	57.72	7-15-2027	630,595	11,716
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	4.09	6-19-2031	105,099	103,593
Crown Point lLimited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A(a)±	3.88	10-20-2028	2,350,000	2,350,000
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,946	722,108
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.44	9-25-2033	261,644	256,451
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 ††	1.00	2-25-2027	34,322	34,190
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	3.31	9-15-2034	2,150,000	2,145,248
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	3,110,000	3,165,483
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,746,706	1,708,668
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	177,733	175,523
Hospitality Mortgage Trust Series 2017-HIT Class A (1 Month LIBOR +0.85%) 144A±	3.17	5-8-2030	750,000	749,066
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	2.96	8-9-2032	2,986,000	2,972,849
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.45	6-12-2047	287,078	282,014

7

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46%	1-15-2049	$482,715	$482,998
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	1,501,338	1,466,574
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	3.22	6-15-2035	1,085,000	1,082,266
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	3.78	4-15-2029	2,250,000	2,251,125
Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	160,000	160,875
LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	509,111	500,348
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.32	10-25-2032	3,057	3,047
Mello Warehouse Securitization Series 2018 - W1 Class A (1 Month LIBOR +0.85%) 144A±	3.13	11-25-2051	2,000,000	1,999,630
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,388,722	1,353,394
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.24	1-15-2028	1,340,000	1,327,494
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	3.34	10-20-2027	1,500,000	1,489,865
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.55	5-21-2027	2,000,000	1,995,022
Palmer Square Loan Funding Limited Series 2017-1A Class A1 (3 Month LIBOR +0.74%) 144A±	3.18	10-15-2025	1,716,862	1,710,103
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	3.15	11-15-2026	1,700,000	1,695,959
RAIT Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	3.26	6-15-2037	871,879	871,716
RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	3.12	12-15-2037	1,230,117	1,228,290
ReadyCap Commercial Mortgage Trust Series 2017-FL1 Class A (1 Month LIBOR +0.85%) 144A±	3.16	5-25-2034	110,090	110,090
RETL Series 2018 - RVP Class A (1 Month LIBOR +1.10%) 144A±	3.41	3-15-2033	1,048,461	1,045,809
Salem Fields CLO Limited Series 2016 - 2a Class A (3 Month LIBOR +1.15%) 144A±	3.64	10-25-2028	1,800,000	1,799,962
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	2,988,148
Slide 2018 -FUN Class A (1 Month LIBOR +0.90%) 144A±	3.18	6-15-2031	2,488,814	2,484,097
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.15	8-20-2030	1,739,293	1,735,461
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	640,672	644,921
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.09	8-25-2032	81,560	79,240
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.09	8-25-2032	86,727	82,528
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	11,187	11,151
Total Non-Agency Mortgage-Backed Securities (Cost $70,556,608)				70,032,205

Yankee Corporate Bonds and Notes: 12.50%
Consumer Discretionary: 0.26%
Auto Components: 0.15%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	650,000	627,250

Automobiles: 0.11%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	445,000	440,550

Consumer Staples: 0.69%
Beverages: 0.69%
Suntory Holdings Limited 144A	2.55	6-28-2022	2,975,000	2,849,428

Financials: 9.66%
Banks: 7.96%
Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,481,250
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,236,488
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	2,530,000	2,475,327
BPCE SA	2.50	7-15-2019	755,000	751,497
Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,726,692
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	2,914,047
Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	2,888,970
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,080,399
Danske Bank 144A	1.65	9-6-2019	3,000,000	2,956,761
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	2,966,086

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45%	10-16-2019	$3,000,000	$2,980,068
Nordea Bank Ab 144A	3.75	8-30-2023	2,000,000	1,957,732
Santander UK plc	3.40	6-1-2021	2,000,000	1,983,461
Sumitomo Mitsui Fiinancial Group (3 Month LIBOR +0.80%) ±	3.24	10-16-2023	2,000,000	1,996,407
Svenska Handelsbanken AB	1.88	9-7-2021	2,500,000	2,389,259
				32,784,444

Diversified Financial Services: 1.19%
Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,394,028
UBS AG 144A	2.20	6-8-2020	1,275,000	1,250,431
UBS AG	2.38	8-14-2019	1,270,000	1,262,503
				4,906,962

Insurance: 0.51%
Sompo International Holdings Limited	4.70	10-15-2022	2,058,000	2,087,311

Health Care: 0.64%
Pharmaceuticals: 0.64%
Shire Acquisitions Investment Ireland Limited	1.90	9-23-2019	1,010,000	994,462
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	980,000	939,465
Teva Pharmaceutical Finance BV	2.20	7-21-2021	750,000	696,384
				2,630,311

Industrials: 0.45%
Transportation Infrastructure: 0.45%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,838,448

Materials: 0.80%
Chemicals: 0.47%
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	1,923,972

Metals & Mining: 0.33%
ArcelorMittal SA	5.50	3-1-2021	1,340,000	1,376,193

Total Yankee Corporate Bonds and Notes (Cost $52,389,069)				51,464,869

	Yield		Shares
Short-Term Investments: 3.59%
Commercial Paper: 1.09%
Baptist Memorial Health Care Facilities & Services	2.70	12-6-2018	1,500,000	1,500,008
Catholic Health Initiatives (p)(z)	2.35	12-19-2018	3,000,000	2,996,338
				4,496,346

Investment Companies: 2.35%
Securities Lending Cash Investments LLC (l)(r)(u)	2.38		1,246,003	1,246,128
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.13		8,405,379	8,405,379
				9,651,507

			Principal
U.S. Treasury Securities: 0.15%
U.S. Treasury Bill (z)	1.62	12-13-2018	$625,000	624,626

Total Short-Term Investments (Cost $14,772,143)				14,772,479

9

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund

Total investments in securities (Cost $415,041,117)	99.94%	411,316,013
Other assets and liabilities, net	0.06	259,038

Total net assets	100.00%	$411,575,051

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

«	All or a portion of this security is on loan.
(z)	Zero coupon security. The rate represents the current yield to maturity.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
††	On the last interest date, partial interest was paid.
(p)	Asset-backed commercial paper
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	778	3-29-2019	$164,122,620	$164,145,844	$23,224	$0
Short
5-Year U.S. Treasury Notes	(286)	3-29-2019	(32,278,277)	(32,306,827)	0	(28,550)

				$131,839,017	$23,224	$(28,550)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	0	1,264,721	18,718	1,246,003	$1,246,128
Wells Fargo Government Money Market Fund Select Class	14,823,405	50,881,855	57,299,881	8,405,379	8,405,379

					$9,651,507	2.35%

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$22,531,479	$0	$22,531,479
Asset-backed securities	0	44,015,478	0	44,015,478
Corporate bonds and notes	0	191,299,764	0	191,299,764
Municipal obligations	0	17,199,739	0	17,199,739
Non-agency mortgage-backed securities	0	70,032,205	0	70,032,205
Yankee corporate bonds and notes	0	51,464,869	0	51,464,869
Short-term investments
Investment companies	8,405,379	5,742,474	0	14,147,853
U.S. Treasury securities	624,626	0	0	624,626
	9,030,005	401,039,880	0	411,316,013
Futures contracts	23,224	0	0	23,224

Total assets	$9,053,229	$402,286,008	$0	$411,339,237

Liabilities
Futures contracts	$28,550	$0	$0	$28,550

Total liabilities	$28,550	$0	$0	$28,550

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2018, the Fund had segregated $7,789 as cash collateral for these open futures contracts.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 57.25%
Communication Services : 9.33%
Diversified Telecommunication Services : 0.12%
Hughes Satellite Systems Corporation	6.50%	6-15-2019	$1,215,000	$1,231,706

Entertainment : 1.02%
National CineMedia LLC	6.00	4-15-2022	10,175,000	10,213,150

Media : 7.08%
DISH DBS Corporation	7.88	9-1-2019	11,065,000	11,355,456
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	2,870,000	2,898,700
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	11,535,000	11,679,188
Outfront Media Capital Corporation	5.25	2-15-2022	10,515,000	10,554,431
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,381,500
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	10,730,000	10,348,978
TEGNA Incorporated	5.13	10-15-2019	6,174,000	6,177,704
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,505,000
				70,900,957

Wireless Telecommunication Services : 1.11%
Sprint Corporation	7.25	9-15-2021	5,010,000	5,222,925
T-Mobile USA Incorporated	4.00	4-15-2022	6,042,000	5,943,818
				11,166,743

Consumer Discretionary : 15.35%
Auto Components : 0.47%
American Axle & Manufacturing Incorporated	7.75	11-15-2019	2,040,000	2,096,100
Cooper Tire & Rubber Company	8.00	12-15-2019	2,568,000	2,664,300
				4,760,400

Diversified Consumer Services : 2.19%
Service Corporation International	5.38	1-15-2022	13,800,000	13,869,000
TRI Pointe Group Incorporated	4.38	6-15-2019	8,142,000	8,098,847
				21,967,847

Hotels, Restaurants & Leisure : 2.78%
GLP Capital LP	4.88	11-1-2020	11,929,000	11,988,645
MGM Resorts International	5.25	3-31-2020	9,365,000	9,482,063
NCL Corporation Limited 144A	4.75	12-15-2021	6,382,000	6,397,955
				27,868,663

Household Durables : 2.49%
KB Home	4.75	5-15-2019	7,835,000	7,835,000
Lennar Corporation	4.50	6-15-2019	3,400,000	3,402,125
Lennar Corporation	6.63	5-1-2020	2,485,000	2,568,869
Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,158,931
				24,964,925

Internet & Direct Marketing Retail : 1.37%
Netflix Incorporated	5.38	2-1-2021	13,445,000	13,713,900

Media : 1.47%
Cable One Incorporated 144A	5.75	6-15-2022	14,568,000	14,731,890
				14,731,890

Specialty Retail : 2.97%
Gap Incorporated	5.95	4-12-2021	8,965,000	9,232,547

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Group 1 Automotive Incorporated	5.00%	6-1-2022	$7,855,000	$7,658,625
Penske Auto Group Incorporated	3.75	8-15-2020	1,905,000	1,897,856
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	10,974,600
				29,763,628

Textiles, Apparel & Luxury Goods : 0.99%
The William Carter Company	5.25	8-15-2021	9,890,000	9,902,363

Consumer Staples : 2.38%
Food Products : 1.38%
B&G Foods Incorporated	4.63	6-1-2021	14,070,000	13,823,775

Personal Products : 1.00%
Edgewell Personal Care Company	4.70	5-19-2021	10,124,000	9,997,450

Energy : 5.86%
Oil, Gas & Consumable Fuels : 5.86%
DCP Midstream Operating LP	2.70	4-1-2019	9,700,000	9,651,500
DCP Midstream Operating LP 144A	5.35	3-15-2020	5,668,000	5,724,680
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,390,000	3,423,900
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	6,360,000	6,365,883
Sabine Pass Liquefaction LLC	5.63	2-1-2021	10,000,000	10,292,045
Southern Star Central Corporation 144A	5.13	7-15-2022	8,995,000	8,837,588
Targa Resources Partners LP	4.13	11-15-2019	14,495,000	14,404,406
				58,700,002

Financials : 5.51%
Consumer Finance : 4.07%
Ally Financial Incorporated	3.75	11-18-2019	17,160,000	17,142,840
Navient Corporation	5.50	1-15-2019	13,635,000	13,641,818
Springleaf Finance Corporation	5.25	12-15-2019	9,980,000	10,017,425
				40,802,083

Diversified Financial Services : 0.50%
General Electric Capital Corporation	5.55	5-4-2020	5,025,000	5,073,396

Real Estate Management & Development : 0.94%
Realogy Group LLC «144A	5.25	12-1-2021	9,645,000	9,391,819

Health Care : 5.36%
Health Care Equipment & Supplies : 0.82%
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	8,042,000	8,182,735

Health Care Providers & Services : 4.54%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	7,232,000	7,087,360
Acadia Healthcare Company Incorporated	6.13	3-15-2021	1,618,000	1,613,955
Centene Corporation	4.75	5-15-2022	10,555,000	10,594,581
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	7,755,000	7,861,631
HCA Incorporated	6.50	2-15-2020	4,120,000	4,233,300
Select Medical Corporation	6.38	6-1-2021	5,345,000	5,383,484
Tenet Healthcare Corporation	6.00	10-1-2020	8,550,000	8,721,000
				45,495,311

Industrials : 3.70%
Aerospace & Defense : 2.19%
Alcoa Incorporated	6.15	8-15-2020	8,830,000	9,094,282

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
Moog Incorporated 144A	5.25%	12-1-2022	$12,865,000	$12,865,000
				21,959,282

Commercial Services & Supplies : 1.12%
Clean Harbors Incorporated	5.13	6-1-2021	11,195,000	11,215,823

Machinery : 0.14%
CNH Industrial Capital LLC	4.38	11-6-2020	1,425,000	1,427,180

Trading Companies & Distributors : 0.25%
International Lease Finance Corporation	6.25	5-15-2019	2,500,000	2,526,535

Information Technology : 3.96%
Electronic Equipment, Instruments & Components : 1.21%
Sanmina Corporation 144A	4.38	6-1-2019	12,100,000	12,084,875

Software : 0.46%
Symantec Corporation	4.20	9-15-2020	4,635,000	4,650,042

Technology Hardware, Storage & Peripherals : 2.29%
Dell International LLC 144A	5.88	6-15-2021	2,170,000	2,200,458
EMC Corporation	2.65	6-1-2020	11,850,000	11,539,503
NCR Corporation	4.63	2-15-2021	9,333,000	9,193,005
				22,932,966

Materials : 3.58%
Chemicals : 0.32%
Huntsman International LLC	4.88	11-15-2020	3,175,000	3,206,750

Containers & Packaging : 1.52%
Ball Corporation	4.38	12-15-2020	10,425,000	10,492,763
Reynolds Group Holdings	5.75	10-15-2020	4,768,010	4,762,050
				15,254,813

Metals & Mining : 1.74%
Freeport-McMoRan Incorporated	3.10	3-15-2020	1,840,000	1,812,400
Freeport-McMoRan Incorporated	4.00	11-14-2021	6,530,000	6,358,588
Steel Dynamics Incorporated	5.13	10-1-2021	9,263,000	9,286,158
				17,457,146

Real Estate : 2.84%
Equity REITs : 2.02%
CoreCivic Incorporated	4.13	4-1-2020	2,545,000	2,519,550
Equinix Incorporated	5.38	1-1-2022	14,195,000	14,385,781
Sabra Health Care REIT Incorporated	5.50	2-1-2021	3,249,000	3,289,613
				20,194,944

Real Estate Management & Development : 0.82%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	8,285,000	8,246,061

Total Corporate Bonds and Notes (Cost $584,294,547)				573,809,160

Loans : 30.29%
Communication Services : 4.33%
Diversified Telecommunication Services : 1.50%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.56	2-22-2024	15,258,850	15,058,654

3

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Media : 1.90%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.81%	1-25-2026	$11,872,340	$11,683,689
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±(z)<	0.26	1-15-2026	7,475,000	7,334,844
				19,018,533

Wireless Telecommunication Services : 0.93%
SBA Senior Finance II LLC (1 Month LIBOR +2.00%) ±	4.35	4-11-2025	9,401,406	9,288,307

Consumer Discretionary : 2.72%
Auto Components : 0.97%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	4.07	9-23-2022	7,515,033	7,466,711
Belron Finance US LLC (3 Month LIBOR +2.25%) ±‡	4.84	11-7-2024	2,282,750	2,257,069
				9,723,780

Household Products : 1.52%
Michaels Stores Incorporated (1 Month LIBOR +2.50%) ±‡	4.83	1-28-2023	10,667,347	10,420,718
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.84	11-8-2023	4,828,273	4,814,175
				15,234,893

Specialty Retail : 0.23%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	4.60	7-5-2024	2,341,350	2,291,596

Consumer Staples : 0.66%
Food Products : 0.66%
Post Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.32	5-24-2024	6,651,665	6,608,429

Financials : 3.19%
Diversified Consumer Services : 0.92%
TransUnion LLC (1 Month LIBOR +2.00%) ±	4.34	6-19-2025	9,371,513	9,281,171

Diversified Financial Services : 2.27%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	4.14	10-6-2023	9,865,000	9,823,074
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	4.55	9-23-2024	13,031,431	12,917,406
				22,740,480

Health Care : 2.12%
Health Care Providers & Services : 1.57%
HCA Incorporated (1 Month LIBOR +1.75%) ±	4.09	3-18-2023	10,057,304	9,997,564
Select Medical Corporation (1 Month LIBOR +2.50%) ±‡	4.81	3-6-2025	5,855,825	5,797,267
				15,794,831

Pharmaceuticals : 0.55%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	6.63	4-29-2024	5,535,334	5,503,063

Industrials : 9.58%
Airlines : 0.77%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	4.09	4-1-2024	7,811,050	7,737,860

Commercial Services & Supplies : 4.01%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.47	11-10-2023	12,038,386	11,905,964
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	4.09	3-28-2024	5,082,497	5,044,378
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	4.09	3-11-2025	5,931,734	5,885,407
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.69	3-11-2021	13,249,329	13,120,943

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Sensata Technologies BV (2 Month LIBOR +1.75%) ±	4.21%	10-14-2021	$4,187,303	$4,175,076
				40,131,768

Communications Equipment : 3.49%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	4.35	4-30-2025	18,971,638	18,755,930
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.81	1-15-2026	16,465,000	16,243,710
				34,999,640

Machinery : 1.31%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.89	1-31-2024	5,846,817	5,817,583
RBS Global Incorporated (1 Month LIBOR +2.00%) ±	4.35	8-21-2024	7,400,000	7,343,464
				13,161,047

Information Technology : 3.27%
Communications Equipment : 0.33%
CommScope Incorporated (1 Month LIBOR +2.00%) ±‡	4.35	12-29-2022	3,359,949	3,307,466
				3,307,466

Electronic Equipment, Instruments & Components : 0.59%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.35	9-7-2023	2,647,517	2,613,179
Zebra Technologies Corporation (1 Month LIBOR +1.75%) ±	4.09	11-15-2021	3,302,863	3,289,553
				5,902,732

IT Services : 2.04%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.32	7-8-2022	10,898,245	10,733,463
Zayo Group LLC (1 Month LIBOR +2.25%) ±	4.59	1-19-2024	9,837,884	9,739,505
				20,472,968

Semiconductors & Semiconductor Equipment : 0.31%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	4.10	4-26-2022	3,072,143	3,056,782

Materials : 3.63%
Chemicals : 2.14%
Ashland LLC (1 Month LIBOR +1.75%) ±	4.07	5-17-2024	5,673,188	5,649,530
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	4.34	3-31-2024	16,097,431	15,770,492
				21,420,022

Containers & Packaging : 1.49%
Berry Plastics Group Incorporated (1 Month LIBOR +1.75%) ±	4.07	2-8-2020	9,650,545	9,582,219
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.09	2-5-2023	5,403,957	5,332,355
				14,914,574

Real Estate : 0.79%
Equity REITs : 0.79%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.34	3-21-2025	8,114,173	7,960,004

Total Loans (Cost $307,981,076)				303,608,600

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	4.89	4-25-2024	25,961	23,365
Total Non-Agency Mortgage-Backed Securities (Cost $25,710)				23,365

5

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 8.49%
Consumer Discretionary : 2.56%
Auto Components : 1.24%
IHO Verwaltungs GmbH 144A		4.13%	9-15-2021	$12,890,000	$12,438,850

Automobiles : 1.32%
Jaguar Land Rover Automotive plc 144A		4.13	12-15-2018	13,235,000	13,230,699

Financials : 1.88%
Banks : 1.37%
Nielsen Holding and Finance BV 144A		5.50	10-1-2021	13,670,000	13,717,025

Diversified Financial Services : 0.51%
GE Capital International Funding Company		2.34	11-15-2020	5,225,000	4,966,624
Virgin Media Finance plc		5.25	1-15-2021	75,000	75,844
					5,042,468

Health Care : 2.53%
Pharmaceuticals : 2.53%
Bausch Health Companies Incorporated 144A		6.50	3-15-2022	11,695,000	12,089,706
Teva Pharmaceuticals Industries Incorporated		1.70	7-19-2019	13,458,000	13,273,698
					25,363,404

Information Technology : 0.50%
Communications Equipment : 0.31%
Nokia Corporation		5.38	5-15-2019	3,094,000	3,101,735

Semiconductors & Semiconductor Equipment : 0.19%
NXP BV/NXP Funding LLC 144A		4.13	6-15-2020	1,900,000	1,897,663

Materials : 1.02%
Metals & Mining : 1.02%
ArcelorMittal SA		5.50	3-1-2021	9,970,000	10,239,284

Total Yankee Corporate Bonds and Notes (Cost $86,351,665)					85,031,128

Short-Term Investments : 3.11%
		Yield		Shares
Investment Companies : 3.11%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38		4,891,871	4,892,360
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.13		26,249,059	26,249,059
Total Short-Term Investments (Cost $31,141,419)					31,141,419

Total investments in securities (Cost $1,009,794,417)	99.14%				993,613,672
Other assets and liabilities, net	0.86				8,607,406

Total net assets	100.00%				$1,002,221,078

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and unfunded loans.

Abbreviations:
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SBA	Small Business Authority

7

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	146,956	6,730,092	1,985,177	4,891,871	$4,892,360
Wells Fargo Government Money Market Fund Select Class	48,392,907	104,633,718	126,777,566	26,249,059	26,249,059

					$31,141,419	3.11%

Wells Fargo Short-Term High Yield Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2018, the Fund had unfunded loan commitments of $7,456,313.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$573,809,160	$0	$573,809,160
Loans	0	260,799,495	42,809,105	303,608,600
Non-agency mortgage-backed securities	0	23,365	0	23,365
Yankee corporate bonds and notes	0	85,031,128	0	85,031,128
Short-term investments
Investment companies	26,249,059	4,892,360	0	31,141,419

Total assets	$26,249,059	$924,555,508	$42,809,105	$993,613,672

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of August 31, 2018	$6,104,686
Accrued discounts (premiums)	(837)
Realized losses	(792)
Change in unrealized gains (losses)	(35,227)
Purchases	0
Sales	(250,247)
Transfers into Level 3	36,991,522
Transfers out of Level 3	0

Balance as of November 30, 2018	$42,809,105

Change in unrealized gains (losses) relating to securities still held at November 30, 2018
$(36,543)

The loan obligations in the Level 3 table were valued using indicative broker quotes.  These indicative broker quotes are considered

Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 10.03%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$1,007,412	$988,919
FHLMC	1.73	7-25-2019	4,268,567	4,239,227
FHLMC (1 Month LIBOR +0.50%) ±	2.81	9-15-2041	1,796,378	1,809,002
FHLMC (1 Month LIBOR +0.67%) ±	2.98	2-25-2023	1,181,943	1,182,683
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.92	4-1-2038	778,698	820,672
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.94	9-1-2038	1,368,776	1,444,903
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	4.02	5-1-2035	342,822	360,541
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.12	4-1-2032	88,315	92,198
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.18	10-1-2038	857,543	906,966
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.21	1-1-2029	36,744	36,807
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.29	3-1-2035	747,054	786,629
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.33	6-1-2032	1,609	1,656
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.37	7-1-2029	2,262	2,330
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.38	11-1-2035	2,462,059	2,594,533
FHLMC	4.50	2-1-2020	182,863	186,334
FHLMC	4.50	8-1-2020	111,463	113,578
FHLMC	4.50	1-1-2022	103,988	105,961
FHLMC	4.50	6-1-2024	1,126,122	1,162,144
FHLMC	4.50	9-1-2026	1,799,512	1,857,062
FHLMC	5.00	12-1-2019	243,693	247,298
FHLMC	5.50	12-1-2022	507,369	522,541
FHLMC	5.50	12-1-2023	522,524	537,988
FHLMC	6.00	10-1-2021	606,659	621,672
FHLMC	6.00	10-1-2021	667,982	684,370
FHLMC	6.00	1-1-2024	498,163	513,744
FHLMC	7.00	6-1-2031	278,392	303,027
FHLMC	9.00	10-1-2019	3,416	3,424
FHLMC	9.50	9-1-2020	14,522	14,587
FHLMC	9.50	12-1-2022	9,683	9,760
FHLMC	10.00	11-17-2021	3,950	3,963
FHLMC	10.50	5-1-2020	15,803	15,913
FHLMC Series 2611 Class HD	5.00	5-15-2023	586,244	606,166
FHLMC Series 2649 Class WL	4.00	7-15-2023	1,159,595	1,176,656
FHLMC Series 2704 Class BH	4.50	11-15-2023	411,713	422,358
FHLMC Series 2843 Class BC	5.00	8-15-2019	5,392	5,396
FHLMC Series 2849 Class B	5.00	8-15-2019	43,142	43,227
FHLMC Series 2855 Class WN	4.00	9-15-2019	7,435	7,439
FHLMC Series 2881 Class AE	5.00	8-15-2034	233,196	237,305
FHLMC Series 2896 Class CB	4.50	11-15-2019	37,197	37,195
FHLMC Series 2953 Class LD	5.00	12-15-2034	182,201	182,504
FHLMC Series 3166 Class AC	5.00	6-15-2021	1,263,847	1,272,855
FHLMC Series 3266 Class D	5.00	1-15-2022	14,942	14,940
FHLMC Series 3609 Class LA	4.00	12-15-2024	31,696	31,742
FHLMC Series 3821 Class LA	3.50	4-15-2025	164,799	164,847
FHLMC Series 3834 Class EA	3.50	6-15-2029	259,014	261,045
FHLMC Series 3888 Class NA	2.25	1-15-2040	1,750,600	1,704,781
FHLMC Series 3898 Class NE	4.00	7-15-2040	171,519	170,734
FHLMC Series 4172 Class PB	1.50	7-15-2040	364,383	350,868
FHLMC Series 4318 Class LC	2.00	6-15-2038	437,970	430,295
FHLMC Series 4348 Class MH	3.00	6-15-2039	2,326,392	2,301,038
FHLMC Series K005 Class A2	4.32	11-25-2019	500,000	504,250
FHLMC Series KJ13 Class A1	2.06	9-25-2021	1,901,613	1,880,841
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.53	7-25-2020	4,515,000	4,514,997
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.79	10-25-2021	3,790,228	3,794,209
FHLMC Series T-42 Class A6	9.50	2-25-2042	617,099	733,064
FNMA	1.77	9-1-2019	1,070,954	1,064,134
FNMA	2.00	4-1-2023	3,540,475	3,468,962
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.60	5-1-2032	5,064	5,203
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.73	2-1-2036	1,776,153	1,876,576
FNMA (1 Year Treasury Constant Maturity +1.86%) ±	3.86	1-1-2023	6,606	6,587
FNMA (6 Month LIBOR +1.39%) ±	3.89	10-1-2031	120,477	123,285
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.95	2-1-2033	364,884	381,857
FNMA	4.00	3-1-2025	1,033,773	1,053,872
FNMA	4.00	9-1-2026	4,131,334	4,211,702
FNMA (6 Month LIBOR +1.51%) ±	4.01	9-1-2037	362,236	373,882
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.05	12-1-2034	402,831	421,097
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.09	4-1-2038	1,986,098	2,090,798

1

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.18%	2-1-2035	$1,014,840	$1,068,735
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.19	6-1-2032	97,228	100,845
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.19	11-1-2032	473,817	494,769
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.21	7-1-2038	1,384,751	1,460,472
FNMA (12 Month Treasury Average +2.29%) ±	4.23	5-1-2036	802,552	823,920
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.24	8-1-2036	2,113,855	2,229,884
FNMA (12 Month LIBOR +1.81%) ±	4.24	9-1-2040	2,391,648	2,502,688
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.25	6-1-2034	907,166	957,303
FNMA (12 Month Treasury Average +2.25%) ±	4.25	8-1-2045	625,331	647,364
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.26	11-1-2034	988,207	1,047,179
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.28	12-1-2040	134,471	140,713
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.32	5-1-2036	693,632	732,230
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.36	11-1-2035	186,646	197,235
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.42	11-1-2033	1,746,532	1,840,150
FNMA	4.50	6-1-2019	11,498	11,686
FNMA	4.50	1-1-2027	2,034,377	2,089,705
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	60,645	63,495
FNMA	5.00	5-1-2022	420,458	435,182
FNMA	5.00	6-1-2024	2,190,704	2,278,856
FNMA (6 Month LIBOR +2.86%) ±	5.86	4-1-2033	786	812
FNMA	6.00	4-1-2021	91,415	93,018
FNMA	6.00	1-1-2023	1,248,533	1,291,010
FNMA	6.50	8-1-2031	318,791	350,540
FNMA	8.33	7-15-2020	2,695	2,728
FNMA	9.00	2-15-2020	14,152	14,429
FNMA	9.00	10-15-2021	7,600	7,808
FNMA	9.00	6-1-2024	13,760	13,849
FNMA	9.50	12-1-2020	11,594	11,759
FNMA	10.50	8-1-2020	29	29
FNMA	10.50	4-1-2022	155	156
FNMA Series 1989-30 Class Z	9.50	6-25-2019	2,146	2,159
FNMA Series 1990-111 Class Z	8.75	9-25-2020	1,953	2,017
FNMA Series 1990-119 Class J	9.00	10-25-2020	12,836	13,322
FNMA Series 1990-124 Class Z	9.00	10-25-2020	5,178	5,347
FNMA Series 1990-21 Class Z	9.00	3-25-2020	20,950	21,485
FNMA Series 1990-27 Class Z	9.00	3-25-2020	10,334	10,591
FNMA Series 1990-30 Class D	9.75	3-25-2020	2,852	2,942
FNMA Series 1990-77 Class D	9.00	6-25-2020	9,090	9,209
FNMA Series 1991-132 Class Z	8.00	10-25-2021	31,273	32,736
FNMA Series 1992-71 Class X	8.25	5-25-2022	17,315	18,453
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	332,700	371,781
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	594,541	675,385
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	544,858	638,030
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	645,311	738,005
FNMA Series 2002-W04 Class A6 ±±	4.35	5-25-2042	679,172	691,520
FNMA Series 2003-W11 Class A1 ±±	5.57	6-25-2033	18,066	18,835
FNMA Series 2003-W3 Class 1A4 ±±	4.08	8-25-2042	34,718	35,802
FNMA Series 2004-10 Class FA (1 Month LIBOR +0.35%) ±	2.67	2-25-2034	145,176	145,279
FNMA Series 2004-32 Class AY	4.00	5-25-2019	2,222	2,223
FNMA Series 2004-92 Class QY	4.50	8-25-2034	87,968	87,851
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	2.64	3-25-2037	340,068	339,985
FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	2.96	9-25-2023	7,548	7,553
FNMA Series 2008-81 Class LK	5.00	9-25-2023	64	64
FNMA Series 2009-31 Class B	4.00	5-25-2024	1,142,640	1,142,890
FNMA Series 2010-115 Class NC	2.75	1-25-2039	869,408	857,333
FNMA Series 2010-25 Class ND	3.50	3-25-2025	32,583	32,548
FNMA Series 2010-37 Class A1	5.41	5-25-2035	5,338,263	5,476,297
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	249,852	246,906
FNMA Series 2010-89 Class DP	3.00	6-25-2038	1,499,379	1,500,394
FNMA Series 2011-122 Class A	3.00	12-25-2025	322,500	321,672
FNMA Series 2011-33 Class GA	3.50	10-25-2028	83,429	83,284
FNMA Series 2011-40 Class CA	3.50	12-25-2028	315,408	315,476
FNMA Series 2012-72 Class QE	3.00	1-25-2038	412,036	410,298
FNMA Series 2012-94 Class E	3.00	6-25-2022	18,525	18,491
FNMA Series 2013-26 Class AK	2.50	11-25-2038	3,675,489	3,595,342
FNMA Series 2014-19 Class HA	2.00	6-25-2040	982,259	937,846
GNMA	7.00	6-15-2033	405,862	466,747
GNMA Series 2011-70 Class BE	3.00	8-25-2026	218,021	217,640
GNMA Series 2012-57 Class LG	1.50	3-16-2035	155,983	154,883

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	2.64%	6-20-2061	$950,555	$950,235
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.47	5-20-2067	1,350,663	1,348,909
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.47	8-20-2067	2,210,849	2,208,763
Total Agency Securities (Cost $103,391,318)				103,162,216

Asset-Backed Securities : 13.83%
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	2.71	2-15-2021	1,300,000	1,300,429
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	1,000,000	997,010
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09	4-15-2021	5,000,000	4,999,922
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	1,247,769	1,242,711
CCG Receivables Trust Series 2017-1 Class A2 144A	1.84	11-14-2023	4,752,703	4,712,686
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	6,632,081	6,557,901
Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.62	2-24-2020	1,612,888	1,613,748
DLL Securitization Trust Series 2017-A Class A2 144A	1.89	7-15-2020	2,780,846	2,770,432
Drive Auto Receivables Trust Series 2016 - BA Class C 144A	3.19	7-15-2022	1,781,711	1,781,724
Drive Auto Receivables Trust Series 2016 - CA Class C 144A	3.02	11-15-2021	12,827,589	12,817,772
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	3.11	6-25-2026	3,230,038	3,241,787
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	3.32	12-25-2056	1,102,777	1,111,083
Enterprise Fleet Financing Trust Series 2016 - 2 Class A2 144A	1.74	2-22-2022	6,562,549	6,532,989
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	3,233,721	3,215,467
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	895,764	888,588
Finance of America Structured Series 2017-HB1 Class A 144A±±‡	2.32	11-25-2027	1,969,859	1,965,446
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (1 Month LIBOR +0.85%) 144A±	3.16	5-17-2021	4,655,000	4,667,133
Hyundai Auto Lease Securitization Trust Series 2017-C Class A3 144A	2.12	2-16-2021	5,320,000	5,277,480
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	451,397	450,129
Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	1,566,606	1,559,617
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	6,684,399	6,654,510
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	3.09	6-27-2022	6,000,000	6,007,445
Prestige Auto Receivables Trust Series 2016 - 2A Class A3 144A	1.76	1-15-2021	4,612,940	4,602,819
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	1,841,942	1,836,086
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.43	9-15-2026	1,712,707	1,709,983
SLM Student Loan Trust Series 2004-8A Class A5 (3 Month LIBOR +0.50%) 144A±	2.99	4-25-2024	489,819	490,784
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	2.59	4-25-2027	1,649,540	1,648,039
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.92	11-25-2027	1,927,256	1,935,223
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.97	12-27-2038	5,258,755	5,287,297
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.87	5-26-2055	4,816,311	4,834,199
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	3.25	10-1-2024	4,907,137	4,922,839
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.84	2-25-2028	106,400	105,683
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.54	10-25-2027	6,031,729	6,098,705
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.91	1-25-2046	5,258,054	5,238,819
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	5,175,000	5,130,385
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	86,111	85,916
Volvo Financial Equipment LLC Series 2017-1A Class A3 144A	1.92	3-15-2021	11,500,000	11,402,635
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	3,385,000	3,377,089
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	3,246,653	3,207,165

Total Asset-Backed Securities (Cost $142,361,347)				142,279,675

3

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 32.03%

Communication Services : 3.89%

Diversified Telecommunication Services : 2.00%
AT&T Incorporated	5.00%	3-1-2021	$9,915,000	$10,187,796
Broadcom International Limited	2.20	1-15-2021	7,000,000	6,777,926
Broadcom International Limited	2.38	1-15-2020	3,720,000	3,671,013
				20,636,735

Media & Entertainment : 1.89%
Comcast Corporation	3.30	10-1-2020	4,000,000	3,999,735
Discovery Communications LLC	2.20	9-20-2019	3,725,000	3,691,713
Interpublic Group Companies	3.50	10-1-2020	2,000,000	1,995,300
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	6,000,000	6,075,000
TEGNA Incorporated	5.13	7-15-2020	3,660,000	3,660,000
				19,421,748

Consumer Discretionary : 1.48%

Auto Components : 0.35%
ZF North America Capital Incorporated 144A	4.00	4-29-2020	3,641,000	3,619,450

Hotels, Restaurants & Leisure : 0.72%
GLP Capital LP	4.88	11-1-2020	3,660,000	3,678,300
MGM Resorts International	5.25	3-31-2020	3,660,000	3,705,750
				7,384,050

Household Durables : 0.41%
D.R. Horton Incorporated	3.75	3-1-2019	2,990,000	2,989,314
Lennar Corporation	4.50	11-15-2019	1,220,000	1,222,288
				4,211,602

Consumer Staples : 1.94%

Food Products : 1.27%
Campbell Soup Company	3.30	3-15-2021	6,040,000	5,976,185
Conagra Brands Incorporated	3.80	10-22-2021	7,125,000	7,110,008
				13,086,193

Tobacco : 0.67%
British American Tobacco Capital Corporation	2.30	8-14-2020	5,215,000	5,073,145
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	1,835,761
				6,908,906

Energy : 1.07%

Oil, Gas & Consumable Fuels : 1.07%
Enable Midstream Partner LP	2.40	5-15-2019	7,465,000	7,419,063
Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,602,216
				11,021,279

Financials : 15.61%

Banks : 7.34%
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	5,790,000	5,665,248
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	5,000,000	4,886,105
BB&T Corporation	2.15	2-1-2021	7,000,000	6,810,766
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	5,000,000	5,130,000
Citigroup Incorporated	2.45	1-10-2020	4,000,000	3,956,929
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,060,184

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Fifth Third Bank	2.30%	3-15-2019	$4,470,000	$4,461,920
Huntington National Bank	2.38	3-10-2020	8,000,000	7,904,263
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	7,000,000	6,973,412
PNC Bank	2.45	11-5-2020	7,000,000	6,867,826
Rabobank Nederland NY	1.38	8-9-2019	7,000,000	6,921,322
Synchrony Bank	3.65	5-24-2021	2,650,000	2,593,360
US Bank NA	2.05	10-23-2020	7,460,000	7,287,380
				75,518,715

Capital Markets : 1.46%
Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	3,982,582
Goldman Sachs Group Incorporated	5.38	3-15-2020	5,000,000	5,114,407
Morgan Stanley	2.20	12-7-2018	4,000,000	3,999,840
Morgan Stanley	2.45	2-1-2019	1,960,000	1,957,789
				15,054,618

Consumer Finance : 4.00%
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	985,814
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	6,896,236
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,970,820
Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,453,999
Daimler Finance North America LLC 144A	2.30	2-12-2021	4,000,000	3,879,393
Ford Motor Credit Company LLC	3.20	1-15-2021	3,665,000	3,548,651
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	3.31	10-12-2021	2,840,000	2,784,179
Hyundai Capital America Incorporated 144A	2.75	9-18-2020	4,000,000	3,921,659
John Deere Capital Corporation	1.95	6-22-2020	3,000,000	2,947,586
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	3,940,464
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	3,961,592
Synchrony Financial	2.60	1-15-2019	3,815,000	3,810,536
				41,100,929

Diversified Financial Services : 1.02%
IBM Credit LLC	3.45	11-30-2020	6,500,000	6,501,048
WEA Finance LLC 144A	2.70	9-17-2019	2,975,000	2,961,220
WEA Finance LLC 144A	3.25	10-5-2020	1,000,000	993,085
				10,455,353

Insurance : 1.79%
Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,731,010
Jackson National Life Global Funding 144A	2.30	4-16-2019	3,251,000	3,242,566
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,119,811
Metropolitan Life Global Funding Incorporated 144A	1.75	9-19-2019	3,000,000	2,969,527
PartnerRe Finance B LLC	5.50	6-1-2020	1,000,000	1,020,859
Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,348,434
				18,432,207

Health Care : 2.85%

Biotechnology : 0.48%
Abbvie Incorporated	3.38	11-14-2021	4,935,000	4,887,436

Health Care Providers & Services : 1.80%
Anthem Incorporated	2.50	11-21-2020	5,040,000	4,943,505
CVS Health Corporation	3.13	3-9-2020	6,100,000	6,068,580
HCA Incorporated	6.50	2-15-2020	3,685,000	3,786,338
Tenet Healthcare Corporation	6.00	10-1-2020	3,660,000	3,733,200
				18,531,623

Pharmaceuticals : 0.57%
EMD Finance LLC 144A	2.40	3-19-2020	5,965,000	5,874,753

5

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 1.53%

Airlines : 0.57%
Delta Air Lines Incorporated	2.60%	12-4-2020	$3,000,000	$2,934,789
Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	2,964,824
				5,899,613

Machinery : 0.33%
CNH Industrial Capital LLC	4.38	11-6-2020	3,375,000	3,380,164

Road & Rail : 0.35%
ERAC USA Finance LLC 144A	2.35	10-15-2019	3,605,000	3,572,156

Transportation Infrastructure : 0.28%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,900,527

Information Technology : 1.31%

Technology Hardware, Storage & Peripherals : 1.31%
EMC Corporation	2.65	6-1-2020	6,660,000	6,485,493
Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	6,994,975
				13,480,468

Materials : 1.24%
Chemicals : 0.49%
DowDuPont Incorporated	3.77	11-15-2020	5,000,000	5,023,785

Paper & Forest Products : 0.75%
Georgia Pacific LLC 144A	2.54	11-15-2019	7,740,000	7,680,397

Utilities : 1.11%

Electric Utilities : 0.40%
Duke Energy Florida LLC	2.10	12-15-2019	1,250,000	1,242,882
Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	2,929,382
				4,172,264

Multi-Utilities : 0.71%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,641,610
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,629,161
				7,270,771

Total Corporate Bonds and Notes (Cost $333,648,019)				329,525,742

			Shares

Exchange-Traded Funds : 2.92%
SPDR Portfolio Short Term Corporate Bond ETF			1,000,000	30,080,000

Total Exchange-Traded Funds (Cost $30,200,000)				30,080,000

Municipal Obligations : 1.54%

Connecticut : 0.62%

GO Revenue : 0.62%
Connecticut Series A	2.30	1-15-2019	$5,000,000	4,995,500
Connecticut Series A	5.46	3-1-2019	1,420,000	1,427,583
				6,423,083

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois : 0.48%

Miscellaneous Revenue : 0.48%
Illinois Series 2014	5.00%	5-1-2019	$4,930,000	$4,977,575

Michigan : 0.05%

Miscellaneous Revenue : 0.05%
Michigan Finance Authority Subordinated Bond Series C-4 (Municipal Government Guaranty Insured)	2.27	4-1-2019	500,000	497,285

New Jersey : 0.39%

Transportation Revenue : 0.39%
New Jersey TTFA Series B	1.76	12-15-2018	4,000,000	3,998,520

Total Municipal Obligations (Cost $15,889,777)				15,896,463

Non-Agency Mortgage-Backed Securities : 16.81%
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	1,755,734	1,697,372
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.25	8-15-2035	2,835,625	2,832,953
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	3.36	10-15-2032	1,615,000	1,616,585
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±(a)	4.00	10-25-2068	1,320,326	1,314,164
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	3,754,921	3,687,151
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	3.10	7-15-2032	5,600,000	5,586,005
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.27	1-20-2028	7,550,000	7,478,841
CIFC Funding Limited Series 2015-2A Class AR (3 Month LIBOR +0.78%) 144A±	3.22	4-15-2027	7,000,000	6,954,682
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±±	6.50	12-10-2049	119,184	119,184
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,564,087
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	3.16	7-15-2032	6,150,000	6,147,648
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.41	7-15-2030	3,104,805	3,092,100
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	8,519	8,744
COMM Mortgage Trust Series 2014-CR19 Class A2	2.97	8-10-2047	1,310,000	1,307,915
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	1,578,447	1,595,058
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	5,314,503	5,306,891
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,392,433	7,389,402
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	4,881,924	4,873,091
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	4,499,870	4,443,019
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001- HYB1 Class 1A1 ±±	3.81	6-19-2031	145,428	144,984
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001- HYB1 Class 2A1 ±±	4.09	6-19-2031	89,729	88,444
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.35	12-31-2027	7,030,000	6,994,372
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,359,522	1,344,921
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.57	1-25-2022	9,042	8,885
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.44	9-25-2033	346,440	339,564
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	3,194,956	3,169,332
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,480,363	1,483,620
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	6,047,979	6,192,216
GS Mortgage Securities Trust Series 2013-GC12 Class A2	2.01	6-10-2046	47,570	47,533
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	513,643	507,310
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,429,123	1,398,001
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	40,879	40,370
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	3.57	10-22-2025	7,250,000	7,250,384
Housing Securities Incorporated Series 1992-8 Class E ±±	3.57	6-25-2024	35,330	35,356

7

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007- CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.45%	6-12-2047	$690,754	$678,570
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011- C5 Class A3	4.17	8-15-2046	6,264,280	6,373,713
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015- C28 Class A2	2.77	10-15-2048	100,275	99,557
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015- C33 Class A1	1.90	12-15-2048	3,346,608	3,317,450
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016- JP3 Class A1	1.46	8-15-2049	2,991,416	2,922,148
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017- JP5 Class A1	2.09	3-15-2050	3,492,639	3,426,542
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018- PHH Class A (1 Month LIBOR +0.91%) 144A±	3.22	6-15-2035	3,915,000	3,905,136
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.32	10-25-2032	6,114	6,094
Mello Warehouse Securitization Series 2018 - W1 Class A (1 Month LIBOR +0.85%) 144A±	3.13	11-25-2051	5,500,000	5,498,982
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	1,476,007	1,446,599
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A1	1.53	1-15-2049	1,216,496	1,196,792
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	2,925,000	3,002,987
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	5,207,709	5,075,226
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.24	1-15-2028	4,085,000	4,046,875
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.55	5-21-2027	6,300,000	6,284,319
Palmer Square Loan Funding Limited Series 2018 - 4A Class A1 (3 Month LIBOR +0.90%) 144A±	3.15	11-15-2026	4,300,000	4,289,779
RAIT Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	3.26	6-15-2037	2,358,514	2,358,073
ReadyCap Commercial Mortgage Trust Series 2017-FL1 Class A (1 Month LIBOR +0.85%) 144A±	3.16	5-25-2034	396,325	396,325
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.97	11-25-2020	139,427	138,765
Slide 2018 -FUN Class A (1 Month LIBOR +0.90%) 144A±	3.18	6-15-2031	5,973,154	5,961,833
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.15	8-20-2030	5,095,393	5,084,168
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.15	10-25-2024	7,390	7,396
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,922,016	1,934,764
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	3.26	4-15-2027	7,000,000	6,961,850
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.09	8-25-2032	134,807	130,972
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.09	8-25-2032	126,374	120,256
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	213,669	212,989
Total Non-Agency Mortgage-Backed Securities (Cost $174,255,538)				172,938,344

Yankee Corporate Bonds and Notes : 15.93%

Communication Services : 0.96%

Diversified Telecommunication Services : 0.96%
Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	9,880,179

Consumer Discretionary : 0.12%

Automobiles : 0.12%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	1,220,000	1,207,800

Consumer Staples : 0.52%

Beverages : 0.08%
Suntory Holdings Limited 144A	2.55	9-29-2019	850,000	843,917

Food & Staples Retailing : 0.44%
Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,497,827

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.67%
Oil, Gas & Consumable Fuels : 0.67%
TransCanada PipeLines Limited	9.88%	1-1-2021	$6,200,000	$6,947,729

Financials : 11.74%
Banks : 8.11%
ABN AMRO Bank NV 144A	3.40	8-27-2021	7,000,000	6,943,902
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,131,424
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,443,750
Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,025,181
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	7,470,000	7,308,574
BPCE SA	2.50	7-15-2019	2,245,000	2,234,583
Commonwealth Bank of Australia 144A	1.75	11-7-2019	5,250,000	5,180,077
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	6,838,084
Federation des Caisses Desjardins du Quebec 144A«	2.25	10-30-2020	5,000,000	4,884,138
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,929,334
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.37%) ±	2.81	10-16-2020	5,000,000	4,994,514
Sumitomo Mitsui Trust Bank Limited 144A	1.95	9-19-2019	7,000,000	6,930,049
Suncorp-Metway Limited 144A	2.38	11-9-2020	4,000,000	3,898,540
Svenska Handelsbanken AB	1.88	9-7-2021	7,000,000	6,689,927
				83,432,077

Capital Markets : 0.95%
BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,959,366
Macquarie Group Limited 144A	6.00	1-14-2020	2,750,000	2,820,353
				9,779,719

Diversified Financial Services : 2.04%
Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	7,950,118
GE Capital International Funding Company	2.34	11-15-2020	6,000,000	5,703,300
UBS AG 144A	2.20	6-8-2020	3,725,000	3,653,219
UBS AG	2.38	8-14-2019	3,730,000	3,707,982
				21,014,619

Insurance : 0.64%
Axis Specialty Finance plc	2.65	4-1-2019	6,641,000	6,625,032

Health Care : 1.07%
Pharmaceuticals : 1.07%
Shire Acquisitions Investment Ireland Limited	1.90	9-23-2019	2,880,000	2,835,694
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,520,000	2,415,767
Teva Pharmaceutical Finance BV	2.20	7-21-2021	1,870,000	1,736,318
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	4,029,000	3,973,833
				10,961,612

Materials : 0.85%
Chemicals : 0.48%
Syngenta Finance NV 144A	3.70	4-24-2020	5,000,000	4,965,403

Metals & Mining : 0.37%
ArcelorMittal SA	5.50	3-1-2021	3,660,000	3,758,854

Total Yankee Corporate Bonds and Notes (Cost $165,946,035)				163,914,768

	Yield		Shares
Short-Term Investments : 7.09%
Commercial Paper : 1.31%
Baptist Memorial Health Care Facilities & Services	2.70%	12-6-2018	3,500,000	3,500,018

9

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name		Yield	Maturity date	Shares	Value
Commercial Paper (continued)
Catholic Health Initiatives (z)(p)		2.34%	12-19-2018	10,000,000	$9,987,792
					13,487,810

Investment Companies : 5.59%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38		1,724,828	1,725,000
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.13		55,835,066	55,835,066
					57,560,066

U.S. Treasury Securities : 0.19%
U.S. Treasury Bill (z)#		1.62	12-13-2018	1,950,000	1,948,834

Total Short-Term Investments (Cost $72,995,595)					72,996,710

Total investments in securities (Cost $1,038,687,629)	100.18%				1,030,793,918
Other assets and liabilities, net	(0.18)				(1,847,920)

Total net assets	100.00%				$1,028,945,998

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(p)	Asset-backed commercial paper
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

CDO	Collateralized debt obligation
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipts
TTFA	Transportation Trust Fund Authority

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(1,154)	3-29-2019	$(243,463,965)	$(243,475,970)	$0	$(12,005)
5-Year U.S. Treasury Notes	(139)	3-29-2019	(15,688,246)	(15,701,570)	0	(13,324)

					$0	$(25,329)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,848,410	16,392,348	21,515,930	1,724,828	$1,725,000
Wells Fargo Government Money Market Fund Select Class	33,367,503	178,002,724	155,535,161	55,835,066	55,835,066

					$57,560,066	5.59%

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (taking into account yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are values at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

		Other
		significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Agency securities	$0	$103,162,216	$0	$103,162,216
Asset-backed securities	0	140,314,229	1,965,446	142,279,675

Corporate bonds and notes	0	329,525,742	0	329,525,742
Exchange- traded funds	30,080,000	0	0	30,080,000
Municipal obligations	0	15,896,463	0	15,896,463
Non-agency mortgage-backed securities	0	172,938,344	0	172,938,344
Yankee corporate bonds and notes	0	163,914,768	0	163,914,768
Short-term investments
Commercial paper	0	13,487,810	0	13,487,810
Investment companies	55,835,066	1,725,000	0	57,560,066
U.S. Treasury securities	1,948,834	0	0	1,948,834

Total assets	$87,863,900	$940,964,572	$1,965,446	$1030,793,918

Liabilities
Futures contracts	$25,329	$0	$0	$25,329

Total liabilities	$25,329	$0	$0	$25,329

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2018, the Fund had segregated $1,878 as cash collateral for these open futures contracts.

At November 30, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Target Today Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 100.00%
Affiliated Master Portfolios : 100.00%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$28,342,791
Wells Fargo Emerging Markets Bond Portfolio		2,398,553
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,827,397
Wells Fargo Factor Enhanced International Portfolio		6,054,319
Wells Fargo Factor Enhanced Large Cap Portfolio		11,901,651
Wells Fargo Factor Enhanced Small Cap Portfolio		2,952,610
Wells Fargo High Yield Corporate Bond Portfolio		2,387,017
Wells Fargo Investment Grade Corporate Bond Portfolio		14,700,947
Wells Fargo Strategic Retirement Bond Portfolio		9,582,656
Wells Fargo U.S. REIT Portfolio		2,065,070
Total Investment Companies (Cost $78,514,719)		82,213,011

Total investments in securities (Cost $78,514,719)	100.00%	82,213,011
Other assets and liabilities, net	0.00	1,658

Total net assets	100.00%	$82,214,669

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.29%	3.41%	$28,342,791
Wells Fargo Emerging Markets Bond Portfolio	5.00	3.92	2,398,553
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.77	0.60	1,827,397
Wells Fargo Factor Enhanced International Portfolio	0.82	0.63	6,054,319
Wells Fargo Factor Enhanced Large Cap Portfolio	0.95	0.74	11,901,651
Wells Fargo Factor Enhanced Small Cap Portfolio	0.98	0.78	2,952,610
Wells Fargo High Yield Corporate Bond Portfolio	2.87	2.18	2,387,017
Wells Fargo Investment Grade Corporate Bond Portfolio	4.96	3.98	14,700,947
Wells Fargo Strategic Retirement Bond Portfolio	11.79	9.52	9,582,656
Wells Fargo U.S. REIT Portfolio	4.72	3.63	2,065,070

			$82,213,011	100.00%

Wells Fargo Target Today Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.41%
Wells Fargo Emerging Markets Bond Portfolio	3.92
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.60
Wells Fargo Factor Enhanced International Portfolio	0.63
Wells Fargo Factor Enhanced Large Cap Portfolio	0.74
Wells Fargo Factor Enhanced Small Cap Portfolio	0.78
Wells Fargo High Yield Corporate Bond Portfolio	2.18
Wells Fargo Investment Grade Corporate Bond Portfolio	3.98
Wells Fargo Strategic Retirement Bond Portfolio	9.52
Wells Fargo U.S. REIT Portfolio	3.63

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $82,213,011, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2010 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.96%
Affiliated Master Portfolios : 99.96%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$24,403,924
Wells Fargo Emerging Markets Bond Portfolio		2,071,316
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,808,393
Wells Fargo Factor Enhanced International Portfolio		6,006,757
Wells Fargo Factor Enhanced Large Cap Portfolio		11,777,879
Wells Fargo Factor Enhanced Small Cap Portfolio		2,904,145
Wells Fargo High Yield Corporate Bond Portfolio		2,056,193
Wells Fargo Investment Grade Corporate Bond Portfolio		12,669,765
Wells Fargo Strategic Retirement Bond Portfolio		8,251,288
Wells Fargo U.S. REIT Portfolio		2,053,400

Total Investment Companies (Cost $57,446,454)		74,003,060

Total investments in securities (Cost $57,446,454)	99.96%	74,003,060
Other assets and liabilities, net	0.04	30,977

Total net assets	100.00%	$74,034,037

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.64%	2.94%	$24,403,924
Wells Fargo Emerging Markets Bond Portfolio	5.40	3.39	2,071,316
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.94	0.59	1,808,393
Wells Fargo Factor Enhanced International Portfolio	1.00	0.63	6,006,757
Wells Fargo Factor Enhanced Large Cap Portfolio	1.15	0.74	11,777,879
Wells Fargo Factor Enhanced Small Cap Portfolio	1.20	0.77	2,904,145
Wells Fargo High Yield Corporate Bond Portfolio	3.10	1.88	2,056,193
Wells Fargo Investment Grade Corporate Bond Portfolio	5.36	3.43	12,669,765
Wells Fargo Strategic Retirement Bond Portfolio	12.75	8.20	8,251,288
Wells Fargo U.S. REIT Portfolio	5.76	3.61	2,053,400

			$74,003,060	99.96%

Wells Fargo Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.94%
Wells Fargo Emerging Markets Bond Portfolio	3.39
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.59
Wells Fargo Factor Enhanced International Portfolio	0.63
Wells Fargo Factor Enhanced Large Cap Portfolio	0.74
Wells Fargo Factor Enhanced Small Cap Portfolio	0.77
Wells Fargo High Yield Corporate Bond Portfolio	1.88
Wells Fargo Investment Grade Corporate Bond Portfolio	3.43
Wells Fargo Strategic Retirement Bond Portfolio	8.20
Wells Fargo U.S. REIT Portfolio	3.61

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $74,003,060, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S REIT Index, before fees and expenses

Wells Fargo Target 2015 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 100.02%
Affiliated Master Portfolios : 100.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$30,024,794
Wells Fargo Emerging Markets Bond Portfolio		2,543,562
Wells Fargo Factor Enhanced Emerging Markets Portfolio		2,795,296
Wells Fargo Factor Enhanced International Portfolio		9,230,709
Wells Fargo Factor Enhanced Large Cap Portfolio		18,205,483
Wells Fargo Factor Enhanced Small Cap Portfolio		4,517,564
Wells Fargo High Yield Corporate Bond Portfolio		2,540,003
Wells Fargo Investment Grade Corporate Bond Portfolio		15,549,314
Wells Fargo Strategic Retirement Bond Portfolio		10,151,607
Wells Fargo U.S. REIT Portfolio		3,167,405
Total Investment Companies (Cost $87,661,384)		98,725,737

Total investments in securities (Cost $87,661,384)	100.02%	98,725,737
Other assets and liabilities, net	(0.02)	(24,397)

Total net assets	100.00%	$98,701,340

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.94%	3.61%	$30,024,794
Wells Fargo Emerging Markets Bond Portfolio	5.74	4.16	2,543,562
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.26	0.92	2,795,296
Wells Fargo Factor Enhanced International Portfolio	1.34	0.96	9,230,709
Wells Fargo Factor Enhanced Large Cap Portfolio	1.55	1.14	18,205,483
Wells Fargo Factor Enhanced Small Cap Portfolio	1.60	1.19	4,517,564
Wells Fargo High Yield Corporate Bond Portfolio	3.30	2.32	2,540,003
Wells Fargo Investment Grade Corporate Bond Portfolio	5.71	4.21	15,549,314
Wells Fargo Strategic Retirement Bond Portfolio	13.57	10.09	10,151,607
Wells Fargo U.S. REIT Portfolio	7.72	5.56	3,167,405

			$98,725,737	100.02%

Wells Fargo Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.61%
Wells Fargo Emerging Markets Bond Portfolio	4.16
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.92
Wells Fargo Factor Enhanced International Portfolio	0.96
Wells Fargo Factor Enhanced Large Cap Portfolio	1.14
Wells Fargo Factor Enhanced Small Cap Portfolio	1.19
Wells Fargo High Yield Corporate Bond Portfolio	2.32
Wells Fargo Investment Grade Corporate Bond Portfolio	4.21
Wells Fargo Strategic Retirement Bond Portfolio	10.09
Wells Fargo U.S. REIT Portfolio	5.56

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $98,725,737, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2020 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 100.02%
Affiliated Master Portfolios : 100.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$174,388,991
Wells Fargo Emerging Markets Bond Portfolio		14,742,044
Wells Fargo Factor Enhanced Emerging Markets Portfolio		22,432,107
Wells Fargo Factor Enhanced International Portfolio		73,977,723
Wells Fargo Factor Enhanced Large Cap Portfolio		141,653,740
Wells Fargo Factor Enhanced Small Cap Portfolio		35,262,339
Wells Fargo High Yield Corporate Bond Portfolio		14,774,913
Wells Fargo Investment Grade Corporate Bond Portfolio		90,425,122
Wells Fargo Strategic Retirement Bond Portfolio		43,881,092
Wells Fargo U.S. REIT Portfolio		18,008,813
Total Investment Companies (Cost $595,857,543)		629,546,884

Total investments in securities (Cost $595,857,543)	100.02%	629,546,884
Other assets and liabilities, net	(0.02)	(142,184)

Total net assets	100.00%	$629,404,700

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	23.29%	20.98%	$174,388,991
Wells Fargo Emerging Markets Bond Portfolio	26.96	24.11	14,742,044
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.15	7.36	22,432,107
Wells Fargo Factor Enhanced International Portfolio	8.68	7.72	73,977,723
Wells Fargo Factor Enhanced Large Cap Portfolio	9.72	8.85	141,653,740
Wells Fargo Factor Enhanced Small Cap Portfolio	10.19	9.30	35,262,339
Wells Fargo High Yield Corporate Bond Portfolio	15.50	13.48	14,774,913
Wells Fargo Investment Grade Corporate Bond Portfolio	26.91	24.46	90,425,122
Wells Fargo Strategic Retirement Bond Portfolio	47.61	43.61	43,881,092
Wells Fargo U.S. REIT Portfolio	35.62	31.64	18,008,813

			$629,546,884	100.02%

Wells Fargo Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	20.98%
Wells Fargo Emerging Markets Bond Portfolio	24.11
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.36
Wells Fargo Factor Enhanced International Portfolio	7.72
Wells Fargo Factor Enhanced Large Cap Portfolio	8.85
Wells Fargo Factor Enhanced Small Cap Portfolio	9.30
Wells Fargo High Yield Corporate Bond Portfolio	13.48
Wells Fargo Investment Grade Corporate Bond Portfolio	24.46
Wells Fargo Strategic Retirement Bond Portfolio	43.61
Wells Fargo U.S. REIT Portfolio	31.64

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $629,546,884, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2025 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.95%
Affiliated Master Portfolios : 99.95%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$82,980,501
Wells Fargo Emerging Markets Bond Portfolio		7,019,505
Wells Fargo Factor Enhanced Emerging Markets Portfolio		15,852,706
Wells Fargo Factor Enhanced International Portfolio		52,260,817
Wells Fargo Factor Enhanced Large Cap Portfolio		95,909,378
Wells Fargo Factor Enhanced Small Cap Portfolio		23,827,299
Wells Fargo High Yield Corporate Bond Portfolio		6,992,489
Wells Fargo Investment Grade Corporate Bond Portfolio		43,009,858
Wells Fargo Strategic Retirement Bond Portfolio		9,527,714
Wells Fargo U.S. REIT Portfolio		5,529,651
Total Investment Companies (Cost $313,747,266)		342,909,918

Total investments in securities (Cost $313,747,266)	99.95%	342,909,918
Other assets and liabilities, net	0.05	187,612

Total net assets	100.00%	$343,097,530

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	10.88%	9.98%	$82,980,501
Wells Fargo Emerging Markets Bond Portfolio	12.55	11.48	7,019,505
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.71	5.20	15,852,706
Wells Fargo Factor Enhanced International Portfolio	6.08	5.46	52,260,817
Wells Fargo Factor Enhanced Large Cap Portfolio	6.53	5.99	95,909,378
Wells Fargo Factor Enhanced Small Cap Portfolio	6.79	6.29	23,827,299
Wells Fargo High Yield Corporate Bond Portfolio	7.21	6.38	6,992,489
Wells Fargo Investment Grade Corporate Bond Portfolio	12.58	11.63	43,009,858
Wells Fargo Strategic Retirement Bond Portfolio	10.14	9.47	9,527,714
Wells Fargo U.S. REIT Portfolio	10.98	9.71	5,529,651

			$342,909,918	99.95%

Wells Fargo Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	9.98%
Wells Fargo Emerging Markets Bond Portfolio	11.48
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.20
Wells Fargo Factor Enhanced International Portfolio	5.46
Wells Fargo Factor Enhanced Large Cap Portfolio	5.99
Wells Fargo Factor Enhanced Small Cap Portfolio	6.29
Wells Fargo High Yield Corporate Bond Portfolio	6.38
Wells Fargo Investment Grade Corporate Bond Portfolio	11.63
Wells Fargo Strategic Retirement Bond Portfolio	9.47
Wells Fargo U.S. REIT Portfolio	9.71

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $342,909,918, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2030 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 100.01%
Affiliated Master Portfolios : 100.01%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$129,984,476
Wells Fargo Emerging Markets Bond Portfolio		10,914,479
Wells Fargo Factor Enhanced Emerging Markets Portfolio		37,822,017
Wells Fargo Factor Enhanced International Portfolio		125,135,530
Wells Fargo Factor Enhanced Large Cap Portfolio		220,599,341
Wells Fargo Factor Enhanced Small Cap Portfolio		54,571,768
Wells Fargo High Yield Corporate Bond Portfolio		10,936,564
Wells Fargo Investment Grade Corporate Bond Portfolio		67,439,068
Wells Fargo Strategic Retirement Bond Portfolio		3,498,499
Wells Fargo U.S. REIT Portfolio		2,678,006
Total Investment Companies (Cost $626,868,584)		663,579,748

Total investments in securities (Cost $626,868,584)	100.01%	663,579,748
Other assets and liabilities, net	(0.01)	(49,369)

Total net assets	100.00%	$663,530,379

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.95%	15.64%	$129,984,476
Wells Fargo Emerging Markets Bond Portfolio	21.80	17.85	10,914,479
Wells Fargo Factor Enhanced Emerging Markets Portfolio	14.99	12.41	37,822,017
Wells Fargo Factor Enhanced International Portfolio	16.07	13.07	125,135,530
Wells Fargo Factor Enhanced Large Cap Portfolio	16.49	13.78	220,599,341
Wells Fargo Factor Enhanced Small Cap Portfolio	17.18	14.40	54,571,768
Wells Fargo High Yield Corporate Bond Portfolio	12.53	9.98	10,936,564
Wells Fargo Investment Grade Corporate Bond Portfolio	21.91	18.24	67,439,068
Wells Fargo Strategic Retirement Bond Portfolio	4.14	3.48	3,498,499
Wells Fargo U.S. REIT Portfolio	5.78	4.70	2,678,006

			$663,579,748	100.01%

Wells Fargo Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	15.64%
Wells Fargo Emerging Markets Bond Portfolio	17.85
Wells Fargo Factor Enhanced Emerging Markets Portfolio	12.41
Wells Fargo Factor Enhanced International Portfolio	13.07
Wells Fargo Factor Enhanced Large Cap Portfolio	13.78
Wells Fargo Factor Enhanced Small Cap Portfolio	14.40
Wells Fargo High Yield Corporate Bond Portfolio	9.98
Wells Fargo Investment Grade Corporate Bond Portfolio	18.24
Wells Fargo Strategic Retirement Bond Portfolio	3.48
Wells Fargo U.S. REIT Portfolio	4.70

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $663,579,748, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2035 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.94%
Affiliated Master Portfolios : 99.94%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$44,383,576
Wells Fargo Emerging Markets Bond Portfolio		3,751,383
Wells Fargo Factor Enhanced Emerging Markets Portfolio		21,416,800
Wells Fargo Factor Enhanced International Portfolio		70,782,819
Wells Fargo Factor Enhanced Large Cap Portfolio		119,509,163
Wells Fargo Factor Enhanced Small Cap Portfolio		29,479,458
Wells Fargo High Yield Corporate Bond Portfolio		3,745,515
Wells Fargo Investment Grade Corporate Bond Portfolio		22,999,382
Total Investment Companies (Cost $300,913,489)		316,068,096

Total investments in securities (Cost $300,913,489)	99.94%	316,068,096
Other assets and liabilities, net	0.06	179,993

Total net assets	100.00%	$316,248,089

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.99%	5.34%	$44,383,576
Wells Fargo Emerging Markets Bond Portfolio	6.91	6.14	3,751,383
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.89	7.03	21,416,800
Wells Fargo Factor Enhanced International Portfolio	8.45	7.39	70,782,819
Wells Fargo Factor Enhanced Large Cap Portfolio	8.35	7.46	119,509,163
Wells Fargo Factor Enhanced Small Cap Portfolio	8.62	7.78	29,479,458
Wells Fargo High Yield Corporate Bond Portfolio	3.97	3.42	3,745,515
Wells Fargo Investment Grade Corporate Bond Portfolio	6.92	6.22	22,999,382

			$316,068,096	99.94%

Wells Fargo Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.34%
Wells Fargo Emerging Markets Bond Portfolio	6.14
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.03
Wells Fargo Factor Enhanced International Portfolio	7.39
Wells Fargo Factor Enhanced Large Cap Portfolio	7.46
Wells Fargo Factor Enhanced Small Cap Portfolio	7.78
Wells Fargo High Yield Corporate Bond Portfolio	3.42
Wells Fargo Investment Grade Corporate Bond Portfolio	6.22

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $316,068,096, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2040 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.91%
Affiliated Master Portfolios : 99.91%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$56,984,416
Wells Fargo Emerging Markets Bond Portfolio		4,816,430
Wells Fargo Factor Enhanced Emerging Markets Portfolio		43,533,764
Wells Fargo Factor Enhanced International Portfolio		143,256,193
Wells Fargo Factor Enhanced Large Cap Portfolio		235,691,218
Wells Fargo Factor Enhanced Small Cap Portfolio		58,187,635
Wells Fargo High Yield Corporate Bond Portfolio		4,808,896
Wells Fargo Investment Grade Corporate Bond Portfolio		29,538,853
Total Investment Companies (Cost $550,209,098)		576,817,405

Total investments in securities (Cost $550,209,098)	99.91%	576,817,405
Other assets and liabilities, net	0.09	507,932

Total net assets	100.00%	$577,325,337

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.29%	6.85%	$56,984,416
Wells Fargo Emerging Markets Bond Portfolio	9.57	7.88	4,816,430
Wells Fargo Factor Enhanced Emerging Markets Portfolio	17.25	14.28	43,533,764
Wells Fargo Factor Enhanced International Portfolio	18.39	14.96	143,256,193
Wells Fargo Factor Enhanced Large Cap Portfolio	17.62	14.72	235,691,218
Wells Fargo Factor Enhanced Small Cap Portfolio	18.26	15.35	58,187,635
Wells Fargo High Yield Corporate Bond Portfolio	5.50	4.39	4,808,896
Wells Fargo Investment Grade Corporate Bond Portfolio	9.58	7.99	29,538,853

			$576,817,405	99.91%

Wells Fargo Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6.85%
Wells Fargo Emerging Markets Bond Portfolio	7.88
Wells Fargo Factor Enhanced Emerging Markets Portfolio	14.28
Wells Fargo Factor Enhanced International Portfolio	14.96
Wells Fargo Factor Enhanced Large Cap Portfolio	14.72
Wells Fargo Factor Enhanced Small Cap Portfolio	15.35
Wells Fargo High Yield Corporate Bond Portfolio	4.39
Wells Fargo Investment Grade Corporate Bond Portfolio	7.99

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $576,817,405, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2045 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.86%
Affiliated Master Portfolios : 99.86%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$14,107,100
Wells Fargo Emerging Markets Bond Portfolio		1,192,359
Wells Fargo Factor Enhanced Emerging Markets Portfolio		16,248,812
Wells Fargo Factor Enhanced International Portfolio		53,733,027
Wells Fargo Factor Enhanced Large Cap Portfolio		86,295,175
Wells Fargo Factor Enhanced Small Cap Portfolio		21,346,371
Wells Fargo High Yield Corporate Bond Portfolio		1,190,493
Wells Fargo Investment Grade Corporate Bond Portfolio		7,324,601
Total Investment Companies (Cost $195,651,265)		201,437,938

Total investments in securities (Cost $195,651,265)	99.86%	201,437,938
Other assets and liabilities, net	0.14	278,494

Total net assets	100.00%	$201,716,432

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.95%	1.70%	$14,107,100
Wells Fargo Emerging Markets Bond Portfolio	2.25	1.95	1,192,359
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.11	5.33	16,248,812
Wells Fargo Factor Enhanced International Portfolio	6.54	5.61	53,733,027
Wells Fargo Factor Enhanced Large Cap Portfolio	6.15	5.39	86,295,175
Wells Fargo Factor Enhanced Small Cap Portfolio	6.35	5.63	21,346,371
Wells Fargo High Yield Corporate Bond Portfolio	1.29	1.09	1,190,493
Wells Fargo Investment Grade Corporate Bond Portfolio	2.25	1.98	7,324,601

			$201,437,938	99.86%

Wells Fargo Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.70%
Wells Fargo Emerging Markets Bond Portfolio	1.95
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.33
Wells Fargo Factor Enhanced International Portfolio	5.61
Wells Fargo Factor Enhanced Large Cap Portfolio	5.39
Wells Fargo Factor Enhanced Small Cap Portfolio	5.63
Wells Fargo High Yield Corporate Bond Portfolio	1.09
Wells Fargo Investment Grade Corporate Bond Portfolio	1.98

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $201,437,938, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2050 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.86%
Affiliated Master Portfolios : 99.86%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$16,207,989
Wells Fargo Emerging Markets Bond Portfolio		1,369,930
Wells Fargo Factor Enhanced Emerging Markets Portfolio		23,147,881
Wells Fargo Factor Enhanced International Portfolio		76,464,071
Wells Fargo Factor Enhanced Large Cap Portfolio		122,026,004
Wells Fargo Factor Enhanced Small Cap Portfolio		30,216,446
Wells Fargo High Yield Corporate Bond Portfolio		1,367,750
Wells Fargo Investment Grade Corporate Bond Portfolio		8,413,368
Total Investment Companies (Cost $257,597,298)		279,213,439

Total investments in securities (Cost $257,597,298)	99.86%	279,213,439
Other assets and liabilities, net	0.14	405,383

Total net assets	100.00%	$279,618,822

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.65%	1.95%	$16,207,989
Wells Fargo Emerging Markets Bond Portfolio	3.06	2.24	1,369,930
Wells Fargo Factor Enhanced Emerging Markets Portfolio	10.32	7.59	23,147,881
Wells Fargo Factor Enhanced International Portfolio	11.03	7.98	76,464,071
Wells Fargo Factor Enhanced Large Cap Portfolio	10.27	7.62	122,026,004
Wells Fargo Factor Enhanced Small Cap Portfolio	10.65	7.97	30,216,446
Wells Fargo High Yield Corporate Bond Portfolio	1.76	1.25	1,367,750
Wells Fargo Investment Grade Corporate Bond Portfolio	3.06	2.28	8,413,368

			$279,213,439	99.86%

Wells Fargo Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.95%
Wells Fargo Emerging Markets Bond Portfolio	2.24
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.59
Wells Fargo Factor Enhanced International Portfolio	7.98
Wells Fargo Factor Enhanced Large Cap Portfolio	7.62
Wells Fargo Factor Enhanced Small Cap Portfolio	7.97
Wells Fargo High Yield Corporate Bond Portfolio	1.25
Wells Fargo Investment Grade Corporate Bond Portfolio	2.28

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $279,213,439, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2055 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.97%
Affiliated Master Portfolios : 99.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$3,632,088
Wells Fargo Emerging Markets Bond Portfolio		306,991
Wells Fargo Factor Enhanced Emerging Markets Portfolio		5,136,002
Wells Fargo Factor Enhanced International Portfolio		16,998,772
Wells Fargo Factor Enhanced Large Cap Portfolio		27,074,864
Wells Fargo Factor Enhanced Small Cap Portfolio		6,732,387
Wells Fargo High Yield Corporate Bond Portfolio		306,511
Wells Fargo Investment Grade Corporate Bond Portfolio		1,885,892
Total Investment Companies (Cost $62,956,608)		62,073,507

Total investments in securities (Cost $62,956,608)	99.97%	62,073,507
Other assets and liabilities, net	0.03	20,616

Total net assets	100.00%	$62,094,123

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.52%	0.44%	$3,632,088
Wells Fargo Emerging Markets Bond Portfolio	0.61	0.50	306,991
Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.02	1.68	5,136,002
Wells Fargo Factor Enhanced International Portfolio	2.16	1.77	16,998,772
Wells Fargo Factor Enhanced Large Cap Portfolio	2.01	1.69	27,074,864
Wells Fargo Factor Enhanced Small Cap Portfolio	2.09	1.78	6,732,387
Wells Fargo High Yield Corporate Bond Portfolio	0.35	0.28	306,511
Wells Fargo Investment Grade Corporate Bond Portfolio	0.61	0.51	1,885,892

			$62,073,507	99.97%

Wells Fargo Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.44%
Wells Fargo Emerging Markets Bond Portfolio	0.50
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.68
Wells Fargo Factor Enhanced International Portfolio	1.77
Wells Fargo Factor Enhanced Large Cap Portfolio	1.69
Wells Fargo Factor Enhanced Small Cap Portfolio	1.78
Wells Fargo High Yield Corporate Bond Portfolio	0.28
Wells Fargo Investment Grade Corporate Portfolio	0.51

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $62,073,507, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2060 Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 100.30%
Affiliated Master Portfolios : 100.30%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,099,945
Wells Fargo Emerging Markets Bond Portfolio		92,962
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,573,783
Wells Fargo Factor Enhanced International Portfolio		5,210,693
Wells Fargo Factor Enhanced Large Cap Portfolio		8,296,328
Wells Fargo Factor Enhanced Small Cap Portfolio		2,063,178
Wells Fargo High Yield Corporate Bond Portfolio		92,824
Wells Fargo Investment Grade Corporate Bond Portfolio		570,065
Total Investment Companies (Cost $19,577,723)		18,999,778

Total investments in securities (Cost $19,577,723)	100.30%	18,999,778
Other assets and liabilities, net	(0.30)	(56,839)

Total net assets	100.00%	$18,942,939

1

Transactions with the affiliated Master Portfolios were as follows:

				% of
	% of ownership,	% of ownership,	Value, end of	net
	beginning of period	end of period	period	assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.13%	0.13%	$1,099,945
Wells Fargo Emerging Markets Bond Portfolio	0.15	0.15	92,962
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.51	0.52	1,573,783
Wells Fargo Factor Enhanced International Portfolio	0.55	0.54	5,210,693
Wells Fargo Factor Enhanced Large Cap Portfolio	0.51	0.52	8,296,328
Wells Fargo Factor Enhanced Small Cap Portfolio	0.53	0.54	2,063,178
Wells Fargo High Yield Corporate Bond Portfolio	0.09	0.08	92,824
Wells Fargo Investment Grade Corporate Bond Portfolio	0.15	0.15	570,065

			$18,999,778	100.30%

Wells Fargo Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of November 30, 2018, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.13%
Wells Fargo Emerging Markets Bond Portfolio	0.15
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.52
Wells Fargo Factor Enhanced International Portfolio	0.54
Wells Fargo Factor Enhanced Large Cap Portfolio	0.52
Wells Fargo Factor Enhanced Small Cap Portfolio	0.54
Wells Fargo High Yield Corporate Bond Portfolio	0.08
Wells Fargo Investment Grade Corporate Bond Portfolio	0.15

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $18,999,778, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Emerging Markets Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.89%
Affiliated Master Portfolio : 99.89%
Wells Fargo Emerging Markets Bond Portfolio		$995,098

Total Investment Companies (Cost $1,009,350)		995,098

Total investments in securities (Cost $1,009,350)	99.89%	995,098
Other assets and liabilities, net	0.11	1,125

Total net assets	100.00%	$996,223

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Emerging Markets Bond Portfolio	0.01%	1.63%	$995,098	99.89%

Wells Fargo Emerging Markets Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018 the Fund’s investment in Wells Fargo Emerging Markets Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2018, the affiliated Master Portfolio valued at $995,098 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced International Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.94%
Affiliated Master Portfolio : 99.94%
Wells Fargo Factor Enhanced International Portfolio		$930,464

Total Investment Companies (Cost $1,006,226)		930,464

Total investments in securities (Cost $1,006,226)	99.94%	930,464
Other assets and liabilities, net	0.06	547

Total net assets	100.00%	$931,011

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced International Portfolio	0.00	%*	0.10%	$930,464	99.94%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced International Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the Fund’s investment in Wells Fargo Factor Enhanced International Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2018, the affiliated Master Portfolio valued at $930,464 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Large Cap Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.97%
Affiliated Master Portfolio : 99.97%
Wells Fargo Factor Enhanced Large Cap Portfolio		$1,000,969

Total Investment Companies (Cost $1,034,075)		1,000,969

Total investments in securities (Cost $1,034,075)	99.97%	1,000,969
Other assets and liabilities, net	0.03	317

Total net assets	100.00%	$1,001,286

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	%*	0.06%	$1,000,969	99.97%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Large Cap Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the Fund’s investment in Wells Fargo Factor Enhanced Large Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2018, the affiliated Master Portfolio valued at $1,000,969 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Emerging Markets Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.88%
Affiliated Master Portfolio : 99.88%
Wells Fargo Factor Enhanced Emerging Markets Portfolio		$961,557

Total Investment Companies (Cost $980,948)		961,557

Total investments in securities (Cost $980,948)	99.88%	961,557
Other assets and liabilities, net	0.12	1,200

Total net assets	100.00%	$962,757

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	%*	0.32%	$961,557	99.88%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Emerging Markets Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the Fund’s investment in Wells Fargo Factor Enhanced Emerging Markets Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2018, the affiliated Master Portfolio valued at $961,557 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Small Cap Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.95%
Affiliated Master Portfolio : 99.95%
Wells Fargo Factor Enhanced Small Cap Portfolio		$909,408

Total Investment Companies (Cost $1,022,881)		909,408

Total investments in securities (Cost $1,022,881)	99.95%	909,408
Other assets and liabilities, net	0.05	486

Total net assets	100.00%	$909,894

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	%*	0.24%	$909,408	99.95%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the Fund’s investment in Wells Fargo Factor Enhanced Small Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2018, the affiliated Master Portfolio valued at $909,408 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo High Yield Corporate Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 100.50%
Affiliated Master Portfolio : 100.50%
Wells Fargo High Yield Corporate Bond Portfolio		$981,135

Total Investment Companies (Cost $1,008,362)		981,135

Total investments in securities (Cost $1,008,362)	100.50%	981,135
Other assets and liabilities, net	(0.50)	(4,856)

Total net assets	100.00%	$976,279

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo High Yield Corporate Bond Portfolio	0.01%	0.90%	$981,135	100.50%

Wells Fargo High Yield Corporate Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the Fund’s investment in Wells Fargo High Yield Corporate Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2018, the affiliated Master Portfolio valued at $981,135 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Government Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 99.81%
Affiliated Master Portfolio : 99.81%
Wells Fargo International Government Bond Portfolio		$987,633

Total Investment Companies (Cost $975,681)		987,633

Total investments in securities (Cost $975,681)	99.81%	987,633
Other assets and liabilities, net	0.19	1,924

Total net assets	100.00%	$989,557

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo International Government Bond Portfolio	0.10%	9.43%	$987,633	99.81%

Wells Fargo International Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2018, the Fund’s investment in Wells Fargo International Government Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2018, the affiliated Master Portfolio valued at $987,633 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo U.S. Core Bond Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name		Value
Investment Companies : 100.23%
Affiliated Master Portfolios : 100.23%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$749,664
Wells Fargo Investment Grade Corporate Bond Portfolio		247,493
Total Investment Companies (Cost $1,006,229)		997,157

Total investments in securities (Cost $1,006,229)	100.23%	997,157
Other assets and liabilities, net	(0.23)	(2,318)

Total net assets	100.00%	$994,839

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00	%*	0.09%	$749,664
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	*	0.07	247,493

				$997,157	100.23%

*	The amount owned is less than 0.005%.

Wells Fargo U.S. Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

The Fund is a fund-of-funds that invests substantially all of its assets in two underlying portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a broadly diversified collection of fixed income securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

At November 30, 2018, the affiliated Master Portfolios in aggregate were valued at $997,157, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2019

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	January 25, 2019

By:	/s/ Jeremey DePalma

Jeremy DePalma
Treasurer

Date:	January 25, 2019